UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-22349

Capital Group Private Client Services Funds

(Exact Name of Registrant as Specified in Charter)

6455 Irvine Center Drive

Irvine, California 92618

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (949) 975-5000

Date of fiscal year end: October 31

Date of reporting period: April 30, 2014

Courtney R. Taylor

Capital Group Private Client Services Funds

6455 Irvine Center Drive

Irvine, California 92618

(Name and Address of Agent for Service)

Copies to:

Michael Glazer

Bingham McCutchen LLP

355 South Grand Avenue, Suite 4400

Los Angeles, California 90071

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

Private Client Services Funds

Semi-annual fund report
April 30, 2014

The uncertain investment landscape demands thoughtful stock and bond research.

Capital Group Core Municipal Fund

Capital Group Short-Term Municipal Fund

Capital Group California Core Municipal Fund

Capital Group California Short-Term Municipal Fund

Capital Group Core Bond Fund

Capital Group Global Equity Fund

Capital Group Non-U.S. Equity Fund

Capital Group U.S. Equity Fund

Semi-annual report for the six months ended April 30, 2014

capitalgrouppcsfunds.com

Capital Group Private Client Services Funds
Investment adviser’s report
April 30, 2014 (unaudited)

Dear Shareholder:

Global stocks rose moderately in the six months ended April 30, 2014, following 2013’s strong returns. Developed economies — particularly the U.S. and Europe — continued to show moderate improvements. U.S. stocks were driven by economic releases, geopolitical events and signals from the Federal Reserve about the pace of shifts in monetary policy. Improvements in international developed markets were somewhat offset by a decline in Japanese equities as investor enthusiasm for aggressive government attempts to reflate the economy appeared to wane. Disappointing domestic economic data, a strengthening yen and concerns over a pending sales tax hike weighed on the Japanese market. Emerging markets ended the period largely flat amid concerns about rising tensions between Russia and Ukraine as well as political uncertainty in countries such as Venezuela and Thailand. Slowing economic growth in China further eroded investor sentiment, along with fears about the health of the country’s banking system as companies struggle with tighter access to financing.

Overall, the market took many of the period’s headline events in stride, choosing to focus largely on the positives. For example, a number of companies posted encouraging results and improved cash flows. At the same time, merger and acquisition activity continued as companies used their strong cash positions to buy additional market share.

Below is a more detailed discussion of the investment results of each of the Capital Group Private Client Services funds during the covered reporting period.

Equity commentary

Over the past six months, the Capital Group U.S. Equity Fund rose 0.3%, falling behind the S&P 500 index’s 2.6% return. The Capital Group Global Equity Fund came in below its benchmark, declining 0.2% compared with the MSCI World Index’s 2.3% gain. The Capital Group Non-U.S. Equity Fund also lost 0.2%, versus a 2.1% gain for the MSCI EAFE Index.

The Global Equity and Non-U.S. Equity funds were pressured by their exposure to Japanese companies — particularly Sumitomo Mitsui Financial, SoftBank and Keyence — against a backdrop of weakness in the Japanese market. VeriSign, an Internet infrastructure company, was the biggest detractor to the Capital U.S. Equity and Capital Global Equity Funds. Concerns about the company emerged after the U.S. Department of Commerce announced it would relinquish control of the organization that manages domain names.

Halliburton was a significant positive contributor to the Capital Global Equity and Capital U.S. Equity funds as it benefited from greater demand for oil and gas drilling equipment. Novo Nordisk helped boost results in the Capital Non-U.S. Equity and Capital Global Equity funds, maintaining its dominance in the diabetes treatment arena.

Several regions that previously made investors nervous — such as Europe — are now looking more attractive. One area of particular focus has been European financials. After intensive restructuring efforts, many companies in the sector have cleaned up their balance sheets yet are still attractively valued. As the European economy continues to strengthen, banks should benefit from increased lending activity, better access to funding and improved asset quality. During the six-month period, Spanish financial company Caixabank and Swiss bank UBS were added to the Global and Non-U.S. Equity funds. Additionally, holdings of U.K.-based Lloyds Banking Group were increased in the Global and Non-U.S. Equity funds.

The emerging markets continue to hold ample promise, though uncertainty related to the Fed’s unwinding process prompted a rout in certain developing market currencies in the beginning of 2014. Over the past few years, ultra-low interest rates in the U.S. have spurred investors to seek better returns in riskier, less established economic regions, but with rates in developed markets now expected to eventually rise, some of that money is leaving.

Countries that have relied too heavily on foreign investment have been hit the hardest. However, this near-term weakness hasn’t diminished our outlook for the developing world, which remains poised to be a significant engine of global economic growth over the long term.

1

Capital Group Private Client Services Funds
Investment adviser’s report
April 30, 2014 (unaudited) (continued)

Now that the Fed has begun to reduce its quantitative easing program in the U.S., there is concern about the pace of the tapering process and whether the economy will be strong enough to stand on its own two feet once the external supports have been removed.

Investors were momentarily unnerved by new Fed chair Janet Yellen’s first press conference, in which she discussed the path to interest rate increases, leading some to conclude that she is not as dovish as they expected her to be. However, Yellen later moved to ease concerns, emphasizing the need for continued accommodative monetary policy because of the still-sluggish economy and weak labor market. Clearly, the market is digesting the change in leadership. The Fed’s projections are in line with expectations for tapering to finish this year and, if economic growth warrants, for rate increases to begin in 2015. Economic fundamentals remain supportive of the U.S. earnings outlook in terms of the growth rate of the economy, inflation and labor costs. Furthermore, the Fed’s decision to reduce its bond-buying program is a sign that the economy is on its way to recovery.

The Fed has made it clear that it is ready to provide support as needed and that it will closely monitor economic data for signs of weakness as it continues to very gradually reduce its QE program. In fact, much of the weakness that surfaced in some economic reports released early in the calendar year can be attributed to extremely cold temperatures in major U.S. cities.

Though portfolio managers pay attention to overall market valuations, which by most measures remain fair, that is only one component of their overall analysis. Above all, they focus on fundamental research to identify high-quality companies with strong long-term earnings potential. Businesses that have a distinct advantage over their competitors in the form of contracts and/or proprietary technology are of particular interest.

For example, our analysts have found compelling investment opportunities among automakers and car parts suppliers. Certain automakers are reaching an inflection point in their return on capital, revamping product lines and reducing costs by moving to a global platform. Demand for new automobiles is expected to be driven by the emerging middle class in Asia. During the period, holdings of Daimler were increased in all three of the Capital Group Equity funds. Auto parts suppliers are also expected to benefit from this trend, and holdings of global vehicle components manufacturer Delphi Automotive were increased in the Capital Global and U.S. Equity funds. The funds hold companies that make intricate parts that are very difficult to produce because they require specialized technology. After a rash of vehicle recalls, automakers have learned to work exclusively with high-quality parts suppliers, meaning that a large portion of this business goes to only a handful of select companies. Portfolio holdings also include auto technology providers that are making cars safer, more energy-efficient and autonomous. These technological developments are expected to completely change the vehicles of the future, resulting in an unparalleled driver experience along with a fresh source of demand.

Fixed-income commentary

The cautious environment broadly helped fixed-income securities over the past six months. As part of its tapering process, the Fed has begun to reduce the amount of bonds it has been purchasing, preparing a path to eventual tightening. Interestingly, rates haven’t spiked as drastically as some predicted, underscoring the reality that there is no set timeline for rate increases, nor is there certainty that the market will respond as the Fed expects.

The Capital Group Core Bond, Core Municipal, Short-Term Municipal, California Core Municipal and California Short-Term Municipal funds all rose during the period, up 0.97%, 1.70%, 0.73%, 2.12% and 0.70%, respectively. All of the funds exceeded their benchmarks, with the exception of the Core Muni Fund, which was slightly below its benchmark’s return of 1.76%.

Riskier areas of the fixed-income market, such as mortgage-backed and high-yield bonds, had the best results during the period as investors sought higher returns. Perhaps surprisingly, mortgaged-backed bonds have done quite well despite the backdrop of the Fed’s buying fewer of these securities. However, we are concerned that these bonds may come under pressure as the Fed winds down its purchases. We have maintained a modest exposure to allow portfolios to benefit from the incremental yield while minimizing risk if tapering causes selling pressure.

2

Capital Group Private Client Services Funds
Investment adviser’s report
April 30, 2014 (unaudited) (continued)

In the municipal bond market, Puerto Rico, criticized for its outsize deficit, managed to raise more money than expected at reasonable yields, giving the commonwealth extra time to fix its budget. The funds had very little exposure to Puerto Rico bonds, as managers opted for insured and/or revenue issues that appear to be well protected but traded at a discount because of their association with Puerto Rico. The municipal funds have been performing well because there is a limited supply of municipal bonds and continuing demand has pushed bond prices higher. Because investors believe interest rates are moving up, shorter-duration bonds in this sector have seen particularly high buying activity. This part of the municipal market has become particularly expensive and we are slowly reducing our duration.

In the current environment, it is challenging to find attractive yields without incurring added risk, but our portfolio team has been finding opportunities in unusual places, such as land development bonds. Portfolios are being positioned for the time when the Fed eventually begins to raise rates. In the Capital Group Core Bond Fund, Treasury Inflation-Protected Securities (TIPS) are being used to protect portfolios against an unexpected rise in rates. Floating-rate bonds have been added to all five of the funds for the same reason.

We are likely to see additional volatility as the market awaits more information on the timing of the central bank’s plan to unwind its supportive measures. The Fed has repeatedly indicated that it will make the transition a gradual one, and thus far it has. Nevertheless, investors don’t like uncertainty, and during such times it is particularly important to hold a well-diversified portfolio. Historically, a strategic allocation to fixed-income securities has been the most effective way to cushion the volatility of equities. Bonds have a low correlation to equities, making them a useful diversifier in portfolios. Such diversification, combined with a long-term perspective, is crucial to outlasting any short-term fluctuations that may arise.

We appreciate the continued trust and confidence you have placed in us to manage your assets. We look forward to reporting back to you again in six months.

Sincerely yours,

John S. Armour

President

Shelby Notkin

Senior Vice President and Equity Portfolio Manager

John R. Queen

Senior Vice President and Fixed-Income Portfolio Manager

3

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 95.74%
Alabama - 2.22%
Alabama 21st Century Auth., Rev. Ref. Bonds, Series A, 5.00%, 06/01/21	$2,230	$2,557	0.80%
Alabama Federal Aid Highway Fin. Auth., Highway Imps. Misc. Taxes Rev. Bonds, 5.00%, 09/01/23	100	117	0.04
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 05/01/15	1,000	1,049	0.33
5.00%, 05/01/17	1,000	1,129	0.35
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	2,000	2,076	0.65
Univ. of Alabama, Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	150	172	0.05
_______________________
		7,100	2.22
_______________________
Alaska - 0.29%
Alaska Housing Fin. Corp., Rev. Bonds, Series A, 4.00%, 06/01/40	870	929	0.29
_______________________
		929	0.29
_______________________
Arizona - 3.48%
Arizona Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 02/05/20 @ 100), 1.97%, 02/01/48[1]	3,100	3,092	0.97
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	203	0.06
Glendale Ind. Dev. Auth., College & Univ. Rev. Ref. Bonds, 5.25%, 05/15/18	1,000	1,125	0.35
Maricopa County Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 07/01/18	795	886	0.28
Phoenix Civic Imp. Corp., Port, Airport, & Marina Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	1,000	1,096	0.34
5.00%, 07/01/20	2,800	3,284	1.03
Phoenix Civic Imp. Corp., Sewer Rev. Ref. Bonds, 5.50%, 07/01/24	125	146	0.05
Phoenix Ind. Dev. Auth., Misc. Purposes Lease Rev. Bonds, 5.00%, 06/01/22	1,000	1,090	0.34
Salt River Project Agricultural Imp. & Power Dist., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/20	160	186	0.06
_______________________
		11,108	3.48
_______________________
California - 8.94%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	1,500	1,504	0.47
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured), 5.00%, 09/02/21	995	1,062	0.33
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	100	109	0.03
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/47[1]	1,500	1,490	0.47
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/45[1]	2,200	2,185	0.68
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.82%, 04/01/47[1]	1,000	1,000	0.31
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F, 5.00%, 04/01/22	125	136	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 11/15/19	750	886	0.28
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	1,800	2,137	0.67
See Notes to Financial Statements	4

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.40%, 10/01/47[1]	$1,000	$1,000	0.31%
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.40%, 04/01/38[1]	1,300	1,300	0.41
California State Public Works Board, Rev. Bonds, Series C, 5.00%, 03/01/23	780	960	0.30
California State Public Works Board, Rev. Bonds, Series G, 5.00%, 12/01/20	1,000	1,213	0.38
Chula Vista Muni. Fncg. Auth., Special Tax Rev. Ref. Bonds, 5.00%, 09/01/20	940	1,071	0.34
City & County of San Francisco, G.O. Prop. Tax Ref. Bonds, Series R3, 5.00%, 06/15/27	225	235	0.07
City & County of San Francisco, Health Care Imps. Certs. of Part. Lease Bonds, Series A, 5.00%, 04/01/17	100	113	0.04
City of Irvine, Special Assessment Ref. Bonds:
3.125%, 09/02/21	565	567	0.18
4.00%, 09/02/17	1,215	1,317	0.41
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.47%, 06/01/25[1]	930	930	0.29
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	1,000	1,098	0.34
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/20	1,000	1,163	0.36
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/21	100	122	0.04
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/20	700	794	0.25
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	700	818	0.26
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/14	100	101	0.03
Northern California Gas Auth. No. 1, Natural Gas Util. Imps. Rev. Bonds, 0.786%, 07/01/19[1]	100	96	0.03
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	200	201	0.06
Santa Ana Comm. Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.25%, 09/01/19	600	691	0.22
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/20	1,500	1,778	0.56
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	100	105	0.03
State of California, G.O. Misc. Rev. Ref. Bonds, 5.00%, 09/01/19	1,300	1,539	0.48
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	100	120	0.04
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/20	420	499	0.16
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.25%, 01/01/24	200	227	0.07
_______________________
		28,567	8.94
_______________________
Colorado - 1.84%
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.25%, 11/15/28	200	225	0.07
City & County of Denver, Port, Airport & Marina Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 11/15/17	300	332	0.10
City & County of Denver, Port, Airport, & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/15/21	500	576	0.18
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Pre-refunded with U.S. Treasury Obligations to 11/15/16 @ 100), 5.125%, 11/15/17[1]	115	129	0.04

See Notes to Financial Statements	5

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/17	$2,000	$2,219	0.70%
Colorado State Board of Governors, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	645	768	0.24
E-470 Public Highway Auth., Highway Tolls Rev. Bonds, Series CD (Mandatory Put 06/01/15 @ 100), 1.87%, 09/01/39[1]	475	479	0.15
Regional Trans. Dist., Transit Imps. Cert. of Part. Lease Bonds, Series A, 5.00%, 06/01/18	1,000	1,148	0.36
_______________________
		5,876	1.84
_______________________
District of Columbia - 1.62%
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.72%, 12/01/15[1]	1,250	1,254	0.39
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.60%, 10/01/44[1]	975	976	0.30
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 3.50%, 10/01/18	2,500	2,733	0.86
Washington Convention Center Auth., Hotel Occupancy Tax Rev. Bonds, Series A (AMBAC Insured), 5.00%, 10/01/15	200	213	0.07
_______________________
		5,176	1.62
_______________________
Florida - 12.02%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1:
5.00%, 06/01/16	635	692	0.22
5.00%, 06/01/19	150	173	0.05
5.00%, 06/01/20	1,100	1,266	0.40
5.25%, 06/01/17	2,100	2,372	0.74
6.00%, 06/01/16	300	333	0.10
6.00%, 06/01/17	1,275	1,468	0.46
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	2,225	2,563	0.80
City of Cape Coral, Water Rev. Ref. Bonds, 5.00%, 10/01/18	1,000	1,133	0.36
City of Clearwater, Water Rev. Ref. Bonds, Series B, 5.00%, 12/01/18	100	116	0.04
City of Fort Lauderdale, Water Util. Imps. Rev. Bonds (NATL-RE Insured), 4.00%, 09/01/16	100	108	0.03
City of Jacksonville, Sales Tax Rev. Ref. Bonds, 5.00%, 10/01/19	1,000	1,159	0.36
City of Tampa, Health Care Facs. Rev. Ref. Bonds:
5.00%, 11/15/16	1,200	1,336	0.42
5.00%, 11/15/17	2,000	2,271	0.71
County of Broward, Water Util. Imps. Rev. Bonds, Series A, 2.40%, 10/01/14	100	101	0.03
County of Miami-Dade, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 10/01/18	1,100	1,271	0.40
County of Saint Johns, Water Rev. Ref. Bonds (AGM Insured), 5.00%, 06/01/16	100	109	0.03
Florida Higher Educ. Facs. Financial Auth., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 04/01/22	1,000	1,125	0.35
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 5.00%, 07/01/28	650	696	0.22
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B, 4.50%, 01/01/29	975	1,043	0.33
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	535	577	0.18

See Notes to Financial Statements	6

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/14	$150	$151	0.05%
5.00%, 07/01/15	1,435	1,515	0.47
5.00%, 07/01/16	2,100	2,303	0.72
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	600	701	0.22
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E:
5.00%, 07/01/15	525	555	0.17
5.00%, 07/01/16	2,000	2,200	0.69
Florida State Dept. of Environmental Protection, Public Imps. Misc. Taxes Rev. Bonds, Series B, 5.00%, 07/01/19	1,450	1,663	0.52
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,008	0.32
Florida Water Pollution Control Fncg. Corp., Pollution Control Misc. Rev. Bonds, Series A:
5.00%, 01/15/20	300	346	0.11
5.00%, 01/15/23	300	341	0.11
JEA, Energy Res. Auth. Imps. Rev. Bonds, 5.50%, 10/01/29	200	204	0.06
JEA, Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/26	200	201	0.06
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 07/01/21	1,750	2,032	0.64
Miami-Dade County Expressway Auth., Highway Tolls Rev. Ref. Bonds, Series A (Assured GTY Insured):
3.00%, 07/01/15	575	592	0.19
3.00%, 07/01/16	2,050	2,155	0.68
Miami-Dade County School Board, School Imps. Certs. of Part. Lease Bonds, Series B (AMBAC Insured), 4.00%, 11/01/15	100	106	0.03
Orlando Utils. Commission, Multiple Util. Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	1,000	1,143	0.36
Orlando Utils. Commission, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	400	459	0.14
South Broward Hospital Dist., Health Care Facs. Rev. Ref. Bonds (NAT-RE Insured), 5.00%, 05/01/21	275	295	0.09
Tampa Bay Water, Water Rev. Ref. Bonds, Series B, 5.00%, 10/01/18	430	501	0.16
_______________________
		38,383	12.02
_______________________
Georgia - 2.82%
Burke County Dev. Auth., Pollution Control Res. Recovery Rev. Bonds, 7.00%, 01/01/23	300	351	0.11
City of Atlanta, Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 01/01/17	1,250	1,394	0.44
DeKalb County Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 5.25%, 09/01/20	2,000	2,192	0.69
DeKalb Private Hospital Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/24	200	228	0.07
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 06/01/44	1,800	1,953	0.61
Georgia State Road & Tollway Auth., Highway Imps. Misc. Taxes Rev. Bonds, Series A, 5.00%, 06/01/18	400	461	0.15
Gwinnett County Dev. Auth., Certs. of Part. Lease Ref. Bonds (NATL-RE Insured), 5.00%, 01/01/16	100	108	0.03
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 11/01/19	1,000	1,173	0.37
Muni. Electric Auth. of Georgia, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A, 5.00%, 01/01/21	500	588	0.18

See Notes to Financial Statements	7

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Georgia—continued
Thomasville Hospital Auth., Health Care Facs. Imps. Rev. Bonds, 3.25%, 11/01/14	$540	$547	0.17%
_______________________
		8,995	2.82
_______________________
Guam - 0.42%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	1,200	1,338	0.42
_______________________
		1,338	0.42
_______________________
Hawaii - 0.94%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/19	600	711	0.22
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/19	1,250	1,483	0.47
State of Hawaii, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	700	807	0.25
_______________________
		3,001	0.94
_______________________
Illinois - 8.10%
Chicago Board of Edu., G.O. Prop. Tax Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 12/01/16	100	103	0.03
City of Chicago, G.O. Prop. Tax Ref. Bonds, Series C, 5.00%, 01/01/21	1,545	1,744	0.55
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/17	1,675	1,819	0.57
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series C (Assured GTY Insured), 5.25%, 01/01/22	1,000	1,138	0.36
City of Chicago, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 01/01/21	500	578	0.18
City of Chicago, Sewer Imps. Rev. Bonds, 4.00%, 01/01/21	1,000	1,068	0.33
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	200	219	0.07
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, Series B-2 (Mandatory Put 02/12/15 @ 100), 1.875%, 07/01/36[1]	300	304	0.10
Illinois Fin. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 02/01/19 @ 100), 1.65%, 07/01/25[1]	2,000	2,005	0.63
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 07/01/14 @ 100), 4.375%, 11/15/22[1]	140	141	0.04
Illinois Fin. Auth., Health Care Facs. Imps. Rev. Bonds, Series A-3 (Mandatory Put 05/01/19 @ 100), 5.00%, 11/01/30[1]	1,000	1,161	0.36
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	100	106	0.03
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,500	1,741	0.55
Illinois State Toll Highway Auth., Highway Imps. Rev. Bonds, Series A (AGM Insured), 5.00%, 01/01/15	1,000	1,032	0.32
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	1,950	2,019	0.63
Regional Trans. Auth. Rev. Ref. Bonds (NATL-RE Insured), 6.00%, 06/01/20	2,000	2,423	0.76
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/18	1,200	1,380	0.43
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.50%, 07/01/20	1,610	1,940	0.61
State of Illinois, G.O. Misc. Rev. Ref. Bonds, Series B, 5.25%, 01/01/21	2,000	2,316	0.73
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds:
5.00%, 07/01/17	300	335	0.10
5.00%, 07/01/21	375	430	0.13
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/20	1,500	1,768	0.55

See Notes to Financial Statements	8

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Illinois—continued
Univ. of Illinois, Certs. of Part. Lease Rev. Ref. Bonds, Series A (AGM Insured), 5.25%, 10/01/24	$100	$112	0.04%
_______________________
		25,882	8.10
_______________________
Indiana - 1.51%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 08/15/19	500	554	0.17
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.50%, 05/01/24	100	110	0.03
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 02/15/20	1,400	1,493	0.47
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/20	1,200	1,386	0.43
Indiana Fin. Auth., Sewer Imps. Prop. Tax Bonds, Series A, 5.00%, 10/01/17	1,000	1,137	0.36
Purdue Univ., Certs. of Part. Lease Rev. Ref. Bonds, 5.00%, 07/01/15	150	158	0.05
_______________________
		4,838	1.51
_______________________
Iowa - 0.39%
Iowa Fin. Auth., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.15%, 02/01/43	957	883	0.28
Iowa Fin. Auth., Water Util. Imps. Misc. Rev. Bonds, 5.00%, 08/01/19	300	356	0.11
_______________________
		1,239	0.39
_______________________
Kansas - 0.18%
Kansas Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	500	582	0.18
_______________________
		582	0.18
_______________________
Kentucky - 2.01%
Kentucky Asset Liability Commission, Public Imps. Rev. Bonds, 5.00%, 09/01/24	1,500	1,785	0.56
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.7254%, 05/01/20[1]	85	84	0.02
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	675	700	0.22
Kentucky Public Trans. Infrastructure Auth., Highway Tolls Rev. Bonds, 5.00%, 07/01/17	3,475	3,860	1.21
_______________________
		6,429	2.01
_______________________
Louisiana - 1.72%
Louisiana Office Facs. Corp., Lease Rev. Ref. Bonds, 5.00%, 03/01/16	300	324	0.10
Louisiana Public Facs. Auth., Health Care Facs. Imps. Rev. Ref. Bonds, Series B, 5.25%, 05/15/27	250	262	0.08
Louisiana Stadium & Exposition Dist., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/22	1,500	1,740	0.55
Parish of St Charles, Ind. Imps. Rev. Bonds (Mandatory Put 06/01/22 @ 100), 4.00%, 12/01/40[1]	2,000	2,114	0.66
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 05/15/25	1,000	1,051	0.33
_______________________
		5,491	1.72
_______________________
Massachusetts - 1.96%
City of Boston, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/16	160	174	0.06
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/15 @ 100), 5.00%, 07/01/25	100	106	0.03

See Notes to Financial Statements	9

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Massachusetts—continued
Massachusetts Bay Trans. Auth., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 07/01/19	$900	$1,066	0.33%
Massachusetts Dev. Fin. Agcy., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	1,000	1,026	0.32
Massachusetts Dev. Fin. Agcy., College & Univ. Rev. Ref. Bonds, Series B-3, 5.00%, 01/01/23	1,100	1,301	0.41
Massachusetts Dev. Fin. Agcy., Health Care Facs. Rev. Ref. Bonds, Series M (Mandatory Put 01/30/18 @ 100), 0.67%, 07/01/38[1]	1,000	1,000	0.31
Massachusetts Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/15/25	100	117	0.04
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 12/01/44	1,250	1,357	0.43
Massachusetts State Water Pollution Abatement, Water Rev. Ref. Bonds, 5.00%, 08/01/14	100	101	0.03
_______________________
		6,248	1.96
_______________________
Michigan - 3.62%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	689	0.22
Detroit City School Dist., G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/19	1,400	1,561	0.49
Michigan Fin. Auth., Misc. Rev. Ref. Bonds:
5.00%, 01/01/18	2,000	2,293	0.72
5.00%, 01/01/21	700	812	0.25
Michigan State Univ., College & Univ. Imps. Rev. Ref. Bonds, Series C, 5.00%, 08/15/17	1,500	1,706	0.53
Michigan Strategic Fund, Energy Res. Auth. Rev. Ref. Bonds, 5.625%, 07/01/20	1,160	1,370	0.43
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 04/01/16	150	163	0.05
Univ. of Michigan, College & Univ. Imps. Rev. Ref. Bonds, Series C, 4.00%, 04/01/15	200	207	0.07
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/22	850	959	0.30
Wayne County Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 12/01/17	1,500	1,683	0.53
Wayne State Univ., College & Univ. Rev. Ref. Bonds (AGM Insured), 5.00%, 11/15/16	100	110	0.03
_______________________
		11,553	3.62
_______________________
Minnesota - 0.86%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	350	389	0.12
Minnesota Housing Fin. Agcy., Housing Rev. Bonds (GNMA/FNMA/FHLMC COLL Insured), 4.25%, 07/01/28	705	749	0.24
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA Insured), 2.25%, 12/01/42	929	876	0.27
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	670	719	0.23
_______________________
		2,733	0.86
_______________________

See Notes to Financial Statements	10

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Mississippi - 0.69%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	$2,120	$2,197	0.69%
_______________________
		2,197	0.69
_______________________
Missouri - 0.12%
I-470 & 350 Trans. Dev. Dist., Sales Tax Rev. Ref. Bonds (Radian Insured), 4.60%, 06/01/29	65	66	0.02
Lees Summit Ind. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/14	200	202	0.06
Missouri State Environmental Imps. & Energy Ress. Auth, Water Rev. Ref. Bonds, Series A, 5.00%, 01/01/19	100	117	0.04
_______________________
		385	0.12
_______________________
Nebraska - 0.34%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured):
2.50%, 09/01/34	600	619	0.20
3.00%, 03/01/43	445	456	0.14
_______________________
		1,075	0.34
_______________________
Nevada - 1.73%
Clark County School Dist., G.O. Public Imps. Rev. Bonds (AGM Insured), 5.50%, 06/15/15	100	106	0.03
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 07/01/16	325	356	0.11
County of Clark, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	1,400	1,575	0.49
County of Clark, Sales Tax Rev. Bonds, Series B, 4.00%, 07/01/18	2,000	2,217	0.70
Las Vegas Valley Water Dist., G.O. Water Util. Imps. Prop. Tax Bonds, Series B, 5.00%, 06/01/19	1,100	1,281	0.40
_______________________
		5,535	1.73
_______________________
New Hampshire - 0.19%
New Hampshire Health & Edu. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, 4.00%, 01/01/22	575	601	0.19
_______________________
		601	0.19
_______________________
New Jersey - 5.73%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A:
5.00%, 11/01/20	1,000	1,199	0.38
5.00%, 11/01/21	200	242	0.08
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds:
4.00%, 12/15/15	1,000	1,061	0.33
5.00%, 12/15/17	2,000	2,277	0.71
New Jersey Econ. Dev. Auth., Rev. Ref. Bonds, Series PP, 5.00%, 06/15/25	1,200	1,385	0.43
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.02%, 02/01/17[1]	1,025	1,035	0.32
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	101	0.03
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,500	1,706	0.54
New Jersey Educ. Facs. Auth., Lease Rev. Ref. Bonds, Series A, 4.00%, 09/01/14	100	101	0.03

See Notes to Financial Statements	11

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A:
5.00%, 12/01/15	$1,000	$1,071	0.34%
5.00%, 12/01/17	1,420	1,600	0.50
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.80%, 01/01/24[1]	1,950	1,960	0.61
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.80%, 01/01/24[1]	1,150	1,156	0.36
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series A, 5.00%, 06/15/15	500	527	0.17
New Jersey Trans. Trust Fund Auth., Transit Imps. Misc. Rev. Bonds, Series D (Mandatory Put 06/15/15 @ 100) (AMBAC Insured), 5.00%, 06/15/17	100	105	0.03
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	2,000	2,169	0.68
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	525	614	0.19
_______________________
		18,309	5.73
_______________________
New Mexico - 0.07%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.8861%, 12/01/28[1]	235	234	0.07
_______________________
		234	0.07
_______________________
New York - 7.04%
City of New York, G.O. Prop. Tax Ref. Bonds, Series B, 5.00%, 08/01/17	2,000	2,271	0.71
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Series H-1, 4.00%, 03/01/17	100	109	0.03
City of New York, G.O. Public Imps. Prop. Tax Rev. Bonds, Sub-Series A-6, 0.62%, 08/01/31[1]	1,250	1,253	0.39
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series 2010 A, 5.00%, 05/01/14	1,250	1,250	0.39
Long Island Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series F (NATL-RE Insured), 5.00%, 05/01/16	1,830	1,978	0.62
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B, 1.12%, 11/01/20[1]	2,000	2,010	0.63
Metropolitan Trans. Auth., Transit Rev. Ref. Bonds, Series A-2, 5.00%, 11/15/24	2,000	2,336	0.73
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/17	2,000	2,231	0.70
New York City Transitional Fin. Auth., School Imps. Misc. Rev. Bonds, Series S-5 (St. Aid Withhldg. Insured), 5.00%, 01/15/19	100	117	0.04
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	1,250	1,265	0.40
New York State Dormitory Auth., College & Univ. Imps. Rev. Bonds, 4.00%, 07/01/16	125	132	0.04
New York State Dormitory Auth., College and Univ. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/14	200	202	0.06
New York State Dormitory Auth., Health Care Facs. Imps. Income Tax Rev. Bonds, Series A, 5.00%, 02/15/16	500	542	0.17
New York State Dormitory Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,000	1,136	0.35
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,898	0.91
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	643	674	0.21

See Notes to Financial Statements	12

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New York—continued
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/17	$1,850	$2,094	0.66%
_______________________
		22,498	7.04
_______________________
North Carolina - 1.30%
Board of Governors of the Univ. of North Carolina, College & Univ. Imps. Rev. Ref. Bonds, Series A (NATL-RE Insured), 5.00%, 10/01/15	110	117	0.04
City of Charlotte, Rev. Ref. Bonds, Series B, 5.00%, 07/01/23	400	468	0.15
North Carolina Muni. Power Agcy. No. 1, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.25%, 01/01/20	175	197	0.06
Raleigh Durham Airport Auth., Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	2,500	2,915	0.91
State of North Carolina, Highway Imps. Rev. Bonds, 5.00%, 03/01/17	400	448	0.14
_______________________
		4,145	1.30
_______________________
North Dakota - 0.18%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	550	567	0.18
_______________________
		567	0.18
_______________________
Ohio - 4.09%
City of Cleveland Airport System Rev., Port, Airport & Marina Imps. Rev. Bonds, Series C (AGM Insured), 5.00%, 01/01/17	1,250	1,381	0.43
City of Cleveland, Airport System, Port, Airport, & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/25	1,000	1,097	0.34
County of Allen, Lease Rev. Ref. Bonds, Series B:
5.00%, 09/01/18	1,000	1,150	0.36
5.00%, 09/01/19	2,000	2,319	0.73
5.00%, 09/01/20	1,030	1,199	0.37
Miami University/Oxford, College & Univ. Imps. Rev. Bonds, 4.00%, 09/01/19	800	895	0.28
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds (Mandatory Put 06/01/16 @ 100), 5.75%, 06/01/33[1]	1,000	1,074	0.34
Ohio Air Quality Dev. Auth., Ind. Rev. Ref. Bonds, Series C, 5.625%, 06/01/18	1,000	1,109	0.35
Ohio Air Quality Dev. Auth., Res. Recovery Imps. Rev. Bonds, Series A, 5.70%, 08/01/20	1,000	1,128	0.35
Ohio State Building Auth., Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	1,500	1,717	0.54
_______________________
		13,069	4.09
_______________________
Oklahoma - 0.55%
Oklahoma Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/24	200	222	0.07
Oklahoma Muni. Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A (Mandatory Put 08/01/18 @ 100), 0.92%, 01/01/23[1]	1,520	1,524	0.48
_______________________
		1,746	0.55
_______________________
Oregon - 0.33%
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	1,000	1,069	0.33
_______________________
		1,069	0.33
_______________________

See Notes to Financial Statements	13

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Pennsylvania - 2.85%
Allegheny County Higher Edu. Building Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 03/01/22	$400	$467	0.15%
City of Philadelphia, Water Rev. Ref. Bonds, Series A, 5.00%, 06/15/15	3,000	3,162	0.99
Pennsylvania Higher Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AMBAC Insured), 5.00%, 08/15/15	200	212	0.07
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/17	1,500	1,697	0.53
Pennsylvania Turnpike Commission, Highway Tolls Rev. Bonds, Series A, 0.80%, 12/01/18[1]	1,500	1,505	0.47
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,745	1,828	0.57
Univ. of Pittsburgh, College & Univ. Imps. Rev. Ref. Bonds, Series B, 5.25%, 09/15/24	200	234	0.07
_______________________
		9,105	2.85
_______________________
Puerto Rico - 0.66%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	500	373	0.12
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
3.00%, 10/01/18	500	472	0.15
5.00%, 10/01/17	500	524	0.16
5.00%, 10/01/19	710	744	0.23
_______________________
		2,113	0.66
_______________________
South Carolina - 1.33%
South Carolina Jobs-Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/01/18	1,025	1,125	0.35
5.00%, 11/01/20	500	569	0.18
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	960	1,037	0.33
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/16	1,300	1,400	0.44
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	102	0.03
_______________________
		4,233	1.33
_______________________
Tennessee - 1.35%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 12/01/14	125	128	0.04
5.00%, 12/01/18	100	117	0.04
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.72%, 10/01/38[1]	1,400	1,407	0.44
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	920	996	0.31
4.50%, 07/01/37	865	952	0.30
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds, Series A-1, 5.00%, 01/01/27	655	699	0.22
_______________________
		4,299	1.35
_______________________

See Notes to Financial Statements	14

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas - 6.72%
City of Houston, Port, Airport & Marina Rev. Ref. Bonds, Series B (NATL-RE FGIC Insured), 5.00%, 07/01/25	$275	$305	0.10%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.87%, 05/15/34[1]	1,400	1,413	0.44
City of Houston, Water Rev. Ref. Bonds, Series C, 5.00%, 11/15/18	1,500	1,753	0.55
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	550	616	0.19
County of Dallas, G.O. Public Imps. Prop. Tax Rev. Bonds, 5.00%, 08/15/16	100	110	0.03
County of Harris, Highway Imps. Rev. Ref. Bonds, Series B-1 (NATL-RE FGIC Insured), 5.00%, 08/15/16	100	101	0.03
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A:
3.00%, 12/01/17	1,695	1,828	0.57
4.00%, 12/01/16	955	1,043	0.33
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 11/01/23	100	109	0.03
Dallas-Fort Worth Intl. Airport Facs. Imp. Corp., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/20	900	1,058	0.33
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/20	1,000	1,176	0.37
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series G, 5.00%, 11/01/25	1,000	1,155	0.36
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 12/15/16	1,500	1,595	0.50
Harris County Cultural Edu. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 11/15/23	125	140	0.04
Harris County Cultural Educ. Facs. Fin. Corp., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 11/15/17	445	509	0.16
5.00%, 11/15/18	275	320	0.10
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.15%, 07/01/31[1]	250	250	0.08
Houston Comm. College System, College & Univ. Imps. Rev. Ref. Bonds (AGM Insured), 5.25%, 04/15/15	100	105	0.03
Houston Higher Edu. Fin. Corp., College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 11/16/17 @ 100), 0.65%, 05/15/48[1]	850	854	0.27
North Texas Tollway Auth., Highway Imps. Rev. Bonds, Series A (Escrowed to Maturity) (AGM Insured), 5.00%, 01/01/15	100	103	0.03
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	1,325	1,322	0.41
North Texas Tollway Auth., Misc. Rev. Ref. Bonds, Series A:
6.00%, 01/01/19	100	115	0.04
6.00%, 01/01/21	100	114	0.04
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	980	1,136	0.36
Sam Rayburn Muni. Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, 5.00%, 10/01/20	1,180	1,364	0.43
State of Texas, G.O. Water Util. Imps. Bonds, Series A, 3.00%, 08/01/14	100	101	0.03
Tarrant County Cultural Educ. Facs. Fin. Corp., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/23	350	379	0.12
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 01/01/16	1,500	1,619	0.51
Texas Water Dev. Board, Water Util. Imps. Rev. Bonds, Series B, 5.25%, 07/15/22	600	681	0.21

See Notes to Financial Statements	15

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
Univ. of Texas System, College & Univ. Imps. Rev. Ref. Bonds, Series D, 5.00%, 08/15/14	$100	$101	0.03%
_______________________
		21,475	6.72
_______________________
Utah - 0.09%
Intermountain Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/14	100	101	0.03
5.00%, 07/01/16	200	201	0.06
_______________________
		302	0.09
_______________________
Virginia - 0.45%
City of Chesapeake, Chesapeake Expressway Toll Road Rev., Highway Tolls Rev. Ref. Bonds, Series A, 4.00%, 07/15/19	850	914	0.29
County of Fairfax, G.O. Prop. Tax Rev. Ref. Bonds, Series C (St. Aid Withhldg. Insured), 5.00%, 10/01/17	200	229	0.07
Fairfax County Econ. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 10/01/15	275	288	0.09
_______________________
		1,431	0.45
_______________________
Washington - 3.83%
City of Seattle, Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 02/01/15	2,000	2,073	0.65
Energy Northwest, Energy Res. Auth. Imps. Rev. Bonds, Series C, 5.00%, 07/01/22	100	110	0.03
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/15	500	528	0.17
5.00%, 07/01/17	1,000	1,135	0.36
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	1,650	1,874	0.59
Grays Harbor County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds (NATL-RE FGIC Insured), 5.00%, 07/01/20	155	167	0.05
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, 5.00%, 06/01/16	1,500	1,638	0.51
Port of Seattle, Port, Airport & Marina Imps. Rev. Bonds, Series A-1, 5.25%, 05/01/27	100	110	0.03
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/20	2,000	2,357	0.74
Washington Health Care Facs. Auth., Health Care Facs. Imps. Rev. Bonds, Series B (Mandatory Put 10/01/21 @ 100), 5.00%, 10/01/42[1]	800	941	0.30
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 10/01/20	1,100	1,283	0.40
_______________________
		12,216	3.83
_______________________
Wisconsin - 1.16%
County of Milwaukee, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	1,145	1,302	0.41
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, 4.20%, 08/15/18	100	112	0.03
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 10/15/17	1,200	1,338	0.42

See Notes to Financial Statements	16

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Wisconsin—continued
WPPI Energy, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 07/01/20	$800	$945	0.30%
_______________________
		3,697	1.16
_______________________
Total bonds & notes (cost: $296,008,137)		305,769	95.74
_______________________
Short-term securities - 3.53%
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-1, 0.09%, 11/15/35[1]	3,350	3,350	1.05
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.08%, 11/15/35[1]	400	400	0.12
City of Valdez, Port, Airport & Marina Rev. Ref. Bonds, 0.08%, 12/01/33[1]	3,000	3,000	0.94
Connecticut St. Health & Educ. Fac. Auth., College & Univ. Imps. Rev. Bonds, Series V-2, 0.05%, 07/01/36[1]	400	400	0.12
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.08%, 02/15/34[1]	3,000	3,000	0.94
Montgomery County Public Building Auth., Public Imps. Misc. Rev. Bonds, 0.13%, 07/01/38[1]	725	725	0.23
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.09%, 12/01/35[1]	400	400	0.13
_______________________
Total Short-term securities (cost: $11,275,000)		11,275	3.53
_______________________
Total investment securities (cost: $307,283,137)		317,044	99.27
Other assets less liabilities		2,339	0.73
_______________________
Net assets		$319,383	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]			Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate market value of these securities amounted to $674,474, representing 0.21% of net assets.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Corps.	= Corporations

See Notes to Financial Statements	17

Capital Group Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements	18

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 88.61%
Alabama - 1.53%
Alabama Public School & College Auth., Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 05/01/15	$1,000	$1,049	0.77%
Mobile Ind. Dev. Board, Ind. Imps. Rev. Bonds (Mandatory Put 03/19/15 @ 100), 5.00%, 06/01/34[1]	1,000	1,038	0.76
_______________________
		2,087	1.53
_______________________
Arizona - 1.09%
Arizona School Facs. Board, Certs of Part. Lease Ref. Bonds, Series A-1 (NATL-RE FGIC Insured), 5.00%, 09/01/15	365	388	0.28
Arizona School Facs. Board, School Imps. Certs. of Part. Lease Rev. Bonds, 5.00%, 09/01/14	200	203	0.15
Phoenix Civic Imp. Corp, Sewer Rev. Ref. Bonds, 5.00%, 07/01/17	250	284	0.21
Salt River Project Agricultural Imps. & Power Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 4.00%, 12/01/17	550	613	0.45
_______________________
		1,488	1.09
_______________________
California - 8.07%
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/47[1]	550	546	0.40
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/45[1]	1,500	1,490	1.09
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, 4.00%, 04/01/22	500	569	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,000	1,182	0.86
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.40%, 04/01/38[1]	500	500	0.37
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.42%, 10/01/47[1]	300	300	0.22
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	250	290	0.21
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	775	863	0.63
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	600	655	0.48
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.47%, 06/01/25[1]	465	465	0.34
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured), 4.00%, 12/01/19	200	222	0.16
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A, 5.00%, 06/01/19	1,000	1,158	0.85
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	317	0.23
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	450	463	0.34
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	800	882	0.65
State of California, G.O. Public Imps. Misc. Rev. Bonds, 4.00%, 09/01/18	1,000	1,125	0.82
_______________________
		11,027	8.07
_______________________
Colorado - 3.38%
City & County of Denver, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 11/15/16	400	444	0.32
See Notes to Financial Statements	19

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Colorado—continued
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	$1,000	$1,032	0.76%
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 11/11/14 @ 100), 5.00%, 07/01/39[1]	1,000	1,025	0.75
Colorado Health Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series C-2 (Mandatory Put 11/12/15 @ 100), 4.00%, 10/01/40[1]	500	527	0.39
Colorado State Board of Governors, College & Univ. Rev. Ref. Bonds, Series A, 4.00%, 03/01/18	525	583	0.43
Regional Trans. Dist., Transit Imps. Certs of Part. Lease Rev. Bonds, Series A, 5.00%, 06/01/14	1,000	1,004	0.73
_______________________
		4,615	3.38
_______________________
Connecticut - 0.72%
Connecticut Housing Fin. Auth., Loc. or GTD Housing Rev. Bonds, Sub-Series B-2 (FHA/INS/GTD Insured), 4.00%, 11/15/32	500	540	0.40
State of Connecticut, G.O. Public Imps. Prop. Tax Bonds, Series A, 5.00%, 04/01/15	425	444	0.32
_______________________
		984	0.72
_______________________
District of Columbia - 2.10%
Dist. of Columbia Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (AGM HUD Ln. Insured), 5.00%, 07/01/16	100	104	0.08
Dist. of Columbia, Income Tax Secured, Rev. Ref. Bonds, Series E, 0.72%, 12/01/15[1]	1,000	1,003	0.73
Dist. of Columbia, Water Util. Imps. Rev. Bonds (Mandatory Put 06/01/15 @ 100), 0.60%, 10/01/44[1]	600	601	0.44
Metropolitan Washington Airports Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 10/01/15	1,100	1,158	0.85
_______________________
		2,866	2.10
_______________________
Florida - 8.52%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/16	1,000	1,091	0.80
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	600	691	0.51
City of Cape Coral, Water Rev. Ref. Bonds, 3.00%, 10/01/17	600	628	0.46
City of Tampa, Health Care Facs. Rev. Ref. Bonds, 5.00%, 11/15/15	750	804	0.59
City of Tampa, Sewer Imps. Prop. Tax Bonds, 4.00%, 10/01/15	225	237	0.17
City of Tampa, Water Rev. Ref. Bonds, Series A:
5.00%, 10/01/16	1,250	1,388	1.01
5.00%, 10/01/17	450	514	0.38
County of Broward, Port, Airport & Marina Imps. Rev. Bonds, Series C, 5.00%, 10/01/17	1,000	1,137	0.83
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA COLL Insured), 4.50%, 07/01/29	505	542	0.40
Florida Housing Fin. Corp., Loc. or GTD Housing Rev. Bonds, Series B (GNMA/FNMA/FHLMC Insured), 4.50%, 01/01/29	290	313	0.23
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A:
5.00%, 07/01/15	1,450	1,530	1.12
5.00%, 07/01/16	190	208	0.15

See Notes to Financial Statements	20

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Florida—continued
Florida Muni. Power Agcy., Misc. Rev. Ref. Bonds, Series A, 4.00%, 10/01/17	$300	$330	0.24%
Florida State Board of Edu., Misc. Rev. Ref. Bonds, Series E, 5.00%, 07/01/15	675	713	0.52
Florida State Dept. of Trans., Highway Imps. Rev. Bonds, Series B, 5.00%, 07/01/14	1,000	1,008	0.74
Orlando Utils. Commission, Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 10/01/14	500	510	0.37
_______________________
		11,644	8.52
_______________________
Georgia - 1.58%
Atlanta Dev. Auth., Loc. or GTD Housing Rev. Ref. Bonds, 5.00%, 09/01/17	250	283	0.21
City of Atlanta, Water Rev. Ref. Bonds, Series B, 5.00%, 11/01/19	1,000	1,174	0.86
Georgia Housing & Fin. Auth., Loc. or GTD Housing Rev. Bonds, 4.00%, 06/01/44	650	705	0.51
_______________________
		2,162	1.58
_______________________
Guam - 0.49%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	600	666	0.49
_______________________
		666	0.49
_______________________
Hawaii - 0.92%
State of Hawaii, G.O. Prop. Tax Ref. Bonds, Series DT, 5.00%, 11/01/14	100	102	0.08
State of Hawaii, G.O. Public Imps. Bonds, Series DZ, 5.00%, 12/01/17	1,000	1,149	0.84
_______________________
		1,251	0.92
_______________________
Illinois - 8.11%
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series A, 4.00%, 01/01/16	1,000	1,060	0.78
City of Chicago, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.25%, 01/01/15	100	103	0.08
City of Chicago, Sewer Imps. Rev. Bonds, 3.00%, 01/01/17	325	339	0.25
Greater Chicago Metropolitan Water Reclamation Dist., G.O. Sewer Imps. Prop. Tax Bonds, Series B, 5.00%, 12/01/17	300	343	0.25
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.00%, 08/15/15	1,345	1,427	1.04
Illinois Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-1 (Mandatory Put 01/15/20 @ 100), 5.00%, 11/01/30[1]	1,000	1,161	0.85
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.50%, 01/01/15	700	725	0.53
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	1,500	1,721	1.26
Regional Trans. Auth., Sales Tax Rev. Ref. Bonds, Series A (AGM G.O. of Auth. Insured), 5.00%, 06/01/15	1,000	1,052	0.77
Regional Trans. Auth., Sales Tax Transit Imps. Rev. Bonds (NATL-RE G.O. of Auth. Insured), 6.25%, 07/01/15	1,000	1,070	0.78
State of Illinois, G.O. Public Imps. Misc. Rev. Bonds, 5.00%, 07/01/17	625	698	0.51
State of Illinois, Sales Tax Rev. Ref. Bonds, 5.00%, 06/15/14	1,375	1,383	1.01
_______________________
		11,082	8.11
_______________________
Indiana - 1.24%
Indiana Fin. Auth., Health Care Facs. Rev. Ref. Bonds, Series N, 5.00%, 03/01/16	600	648	0.48
Indiana Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 06/01/18	500	580	0.42

See Notes to Financial Statements	21

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Indiana—continued
Purdue Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 07/01/17	$405	$460	0.34%
_______________________
		1,688	1.24
_______________________
Kentucky - 1.01%
Kentucky Higher Edu. Student Ln. Corp., Student Ln. Rev. Bonds, Series 1-Class A-1 (GTD St. Lns. Insured), 0.7254%, 05/01/20[1]	85	85	0.06
Kentucky Housing Corp., St. Single Family Housing Rev. Bonds, Series B, 5.00%, 07/01/27	240	249	0.18
Kentucky State Prop. & Building Commission, Lease Rev. Ref. Bonds, Series A, 4.00%, 08/01/15	1,000	1,047	0.77
_______________________
		1,381	1.01
_______________________
Louisiana - 1.02%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	1,300	1,392	1.02
_______________________
		1,392	1.02
_______________________
Massachusetts - 0.90%
Commonwealth of Massachusetts, G.O. Misc. Taxes Ref. Bonds, Series A, 5.00%, 09/01/14	100	102	0.07
Massachusetts Dev. Fin. Agcy., Health Care Facs. Imps. Rev. Bonds, Series K-6, 5.00%, 07/01/16	600	658	0.48
Massachusetts Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 5.00%, 11/15/14	100	103	0.08
Massachusetts Housing Fin. Agcy., Loc. or GTD Housing Rev. Ref. Bonds, Series 169, 4.00%, 12/01/44	250	271	0.20
Massachusetts State Water Pollution Abatement, Pollution Control Water Rev. Bonds, Series 14, 5.00%, 08/01/14	100	101	0.07
_______________________
		1,235	0.90
_______________________
Michigan - 2.20%
Detroit City School Dist, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 05/01/18	1,000	1,104	0.81
Michigan State Hospital Fin. Auth., Health Care Facs. Imps. Rev. Bonds (Mandatory Put 08/01/14 @ 100), 2.00%, 11/15/33[1]	500	502	0.37
Michigan State Univ., College & Univ. Rev. Ref. Bonds, Series C, 5.00%, 08/15/15	1,000	1,062	0.77
Wayne County Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 12/01/18	300	341	0.25
_______________________
		3,009	2.20
_______________________
Minnesota - 1.40%
Minneapolis-St Paul Metropolitan Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 01/01/17	500	556	0.41
Minnesota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA/FHLMC Insured), 4.00%, 07/01/40	330	354	0.26
Univ. of Minnesota, College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 12/01/16	900	1,006	0.73
_______________________
		1,916	1.40
_______________________
Missouri - 0.73%
City of St Louis, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 07/01/17	330	372	0.27

See Notes to Financial Statements	22

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Missouri—continued
Missouri Housing Dev. Commission, Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.25%, 11/01/30	$575	$621	0.46%
_______________________
		993	0.73
_______________________
Nebraska - 0.87%
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 2.50%, 09/01/34	500	515	0.38
Nebraska Investment Fin. Auth., Loc. or GTD Housing Rev. Bonds, Series E, 3.00%, 09/01/43	640	668	0.49
_______________________
		1,183	0.87
_______________________
Nevada - 2.33%
County of Clark, Port, Airport & Marina Imps. Rev. Bonds, Series D:
5.00%, 07/01/16	300	328	0.24
5.00%, 07/01/17	750	845	0.62
Nevada System of Higher Edu., College & Univ. Imps. Rev. Ref. Bonds, Series B (AMBAC Insured), 5.00%, 07/01/14	2,000	2,017	1.47
_______________________
		3,190	2.33
_______________________
New Hampshire - 0.50%
New Hampshire State Turnpike System, Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 02/01/18	600	686	0.50
_______________________
		686	0.50
_______________________
New Jersey - 6.67%
Garden State Preservation Trust, Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	550	644	0.47
New Jersey Econ. Dev. Auth., Lease Rev. Ref. Bonds, Series PP, 5.00%, 06/15/19	750	868	0.64
New Jersey Econ. Dev. Auth., Misc. Rev. Ref. Bonds, Series DD-1, 5.00%, 12/15/16	1,000	1,115	0.82
New Jersey Econ. Dev. Auth., School Imps. Misc. Rev. Bonds, 0.70%, 02/01/15[1]	525	526	0.39
New Jersey Econ. Dev. Auth., School Imps. Rev. Bonds, 1.02%, 02/01/17[1]	1,000	1,009	0.74
New Jersey Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series K, 5.00%, 07/01/14	100	101	0.07
New Jersey Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	600	682	0.50
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, 4.00%, 07/01/14	500	503	0.37
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Bonds, Series 2, 5.00%, 12/01/14	1,000	1,028	0.75
New Jersey Higher Edu. Assistance Auth., Student Ln. Rev. Ref. Bonds, Series 1A, 5.00%, 12/01/15	500	535	0.39
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series D (Mandatory Put 01/01/18 @ 100), 0.80%, 01/01/24[1]	250	251	0.18
New Jersey State Turnpike Auth., Highway Tolls Rev. Ref. Bonds, Series E (Mandatory Put 01/01/18 @ 100), 0.80%, 01/01/24[1]	500	503	0.37
New Jersey Trans. Trust Fund Auth., Transit Rev. Ref. Bonds, Series A (AMBAC Insured), 5.50%, 12/15/15	1,000	1,085	0.79

See Notes to Financial Statements	23

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
New Jersey—continued
Rutgers The State University of New Jersey, College & Univ. Rev. Ref. Bonds, Series J, 5.00%, 05/01/19	$225	$263	0.19%
_______________________
		9,113	6.67
_______________________
New Mexico - 0.17%
New Mexico Educ. Assistance Foundation, Rev. Bonds, Series A-2 (GTD St. Lns. Insured), 0.8861%, 12/01/28[1]	230	229	0.17
_______________________
		229	0.17
_______________________
New York - 6.31%
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, 5.00%, 11/01/19	750	891	0.65
City of New York Transitional Fin. Auth., Income Tax Rev. Ref. Bonds, Sub-Series A-1, 5.00%, 11/01/16	1,000	1,114	0.82
City of New York, G.O. Prop. Tax Ref. Bonds, Sub-Series J-4, 0.67%, 08/01/25[1]	1,000	1,000	0.73
Metropolitan Trans. Auth., Misc. Rev. Ref. Bonds, Series B-3B, 1.02%, 11/01/18[1]	1,000	1,006	0.74
New York City Health & Hospital Corp., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 02/15/16	400	431	0.32
New York City Transitional Fin. Auth. Building Aid Rev., School Imps. Misc. Rev. Bonds, Sub-Series S-1A (St. Aid Withhldg. Insured), 5.00%, 07/15/17	500	567	0.41
New York City Trust for Cultural Ress. Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.35%, 01/01/36[1]	500	506	0.37
New York State Thruway Auth., Highway Tolls Rev. Ref. Bonds, Series A, 5.00%, 05/01/19	300	348	0.25
Public Housing Capital Fund Trust I Rev. Bonds (HUD Ln. Insured), 4.50%, 07/01/22[2]	300	315	0.23
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series A, 5.00%, 06/01/15	1,325	1,395	1.02
Tobacco Settlement Fncg. Corp., Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	1,000	1,049	0.77
_______________________
		8,622	6.31
_______________________
North Dakota - 0.18%
North Dakota Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, 3.75%, 07/01/42	235	242	0.18
_______________________
		242	0.18
_______________________
Ohio - 3.50%
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 01/01/16	1,660	1,780	1.30
City of Cleveland, Airport System Rev., Port, Airport & Marina Rev. Ref. Bonds, Series C (Assured GTY Insured), 5.00%, 01/01/17	750	829	0.61
County of Allen, Health Care Facs. Imps., Rev. Ref. Bonds, Series B:
5.00%, 09/01/14	1,000	1,016	0.74
5.00%, 09/01/15	500	530	0.39
Ohio Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds, (GNMA/FNMA/FHLMC Insured), 4.50%, 11/01/28	575	622	0.46
_______________________
		4,777	3.50
_______________________

See Notes to Financial Statements	24

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Oklahoma - 0.09%
Oklahoma City Water Utils. Trust, Water Rev. Ref. Bonds, 3.00%, 07/01/15	$125	$129	0.09%
_______________________
		129	0.09
_______________________
Oregon - 1.95%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.12%, 10/01/22[1]	2,225	2,237	1.64
Tri-County Metropolitan Trans. Dist., Transit Imps. Misc. Taxes Rev. Bonds, 4.00%, 11/01/17	400	428	0.31
_______________________
		2,665	1.95
_______________________
Pennsylvania - 1.35%
Pennsylvania Intergovernmental Cooperation Auth., Special Tax Rev. Ref. Bonds, 5.00%, 06/15/15	750	790	0.58
Philadelphia School Dist., G.O. School Imps. Prop. Tax Rev. Bonds, Series A (St. Aid Withhldg. Insured), 5.00%, 06/01/15	1,000	1,048	0.77
_______________________
		1,838	1.35
_______________________
Puerto Rico - 0.46%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 10/01/17	250	262	0.19
5.00%, 10/01/18	350	368	0.27
_______________________
		630	0.46
_______________________
South Carolina - 0.87%
South Carolina State Housing Fin. & Dev. Auth., Loc. or GTD Housing Rev. Bonds, Series 1 (GNMA/FNMA/FHLMC Insured), 4.50%, 07/01/30	575	621	0.46
South Carolina State Public Service Auth., Energy Res. Auth. Imps. Rev. Ref. Bonds, Series B, 5.00%, 01/01/15	450	465	0.34
South Carolina Trans. Infrastructure Bank, Transit Rev. Ref. Bonds, Series A, 5.00%, 10/01/14	100	102	0.07
_______________________
		1,188	0.87
_______________________
Tennessee - 1.31%
City of Memphis, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/14	100	103	0.08
Metropolitan Govt. Nashville & Davidson County Health & Educ. Facs. Board, College & Univ. Imps. Rev. Ref. Bonds, Series B (Mandatory Put 10/01/17 @ 100), 0.72%, 10/01/38[1]	700	703	0.52
Tennessee Housing Dev. Agcy., Loc. or GTD Housing Rev. Bonds:
4.00%, 07/01/38	460	498	0.36
4.50%, 07/01/37	435	479	0.35
_______________________
		1,783	1.31
_______________________
Texas - 8.29%
City of Houston, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/16	1,000	1,086	0.79
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.87%, 05/15/34[1]	600	605	0.44
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 08/01/16 @ 100), 0.72%, 05/15/34[1]	1,000	1,004	0.74

See Notes to Financial Statements	25

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Texas—continued
City of San Antonio, Water Rev. Ref. Bonds, 3.00%, 05/15/14	$100	$100	0.07%
City Public Service Board of San Antonio, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 02/01/17	500	560	0.41
County of Harris, Highway Tolls Rev. Ref. Bonds, Series B (Mandatory Put 08/15/15 @ 100), 0.71%, 08/15/21[1]	1,000	1,003	0.73
Dallas Area Rapid Transit, Sales Tax Rev. Ref. Bonds, Series A, 4.00%, 12/01/16	100	109	0.08
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 11/01/18	200	232	0.17
Dallas-Fort Worth Intl. Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 11/01/19	500	586	0.43
Grand Parkway Trans. Corp., Highway Tolls Rev. Ref. Bonds, Series A, 3.00%, 12/15/16	350	372	0.27
Harris County Health Facs. Dev. Corp., Health Care Facs. Imps. Rev. Ref. Bonds, Series A-4 (AGM Insured), 0.15%, 07/01/31[1]	200	200	0.15
North Texas Tollway Auth., Highway Tolls Rev. Ref. Bonds, Series C (Mandatory Put 01/01/19 @ 100), 1.95%, 01/01/38[1]	600	599	0.44
Olmos Park Higher Edu. Facs. Corp., College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 12/01/19	400	464	0.34
State of Texas, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 10/01/14	650	663	0.49
Texas A&M University, College & Univ. Imps. Rev. Ref. Bonds, 3.00%, 07/01/16	325	344	0.25
Texas Dept. of Housing & Comm. Affairs, Loc. or GTD Housing Rev. Bonds, Series A (GNMA COLL Insured), 5.00%, 07/01/29	345	373	0.27
Texas Public Fin. Auth., Unemployment & Welfare Fndg. Misc. Rev. Bonds, Series A, 5.00%, 07/01/14	1,000	1,008	0.74
Texas State Univ. Systems, College & Univ. Imps. Rev. Ref. Bonds, 5.00%, 03/15/15	715	745	0.55
Texas Tech Univ., College & Univ. Rev. Ref. Bonds, Series A, 3.00%, 08/15/16	500	530	0.39
Texas Trans. Commission State Highway Fund, Highway Imps. Fuel Sales Tax Rev. Bonds, Series B (Mandatory Put 04/01/17 @ 100), 0.80%, 04/01/32[1]	500	500	0.37
Texas Water Dev. Board, Water Rev. Ref. Bonds, 5.00%, 07/15/15	225	238	0.17
_______________________
		11,321	8.29
_______________________
Virginia - 0.87%
Virginia Commonwealth Trans. Board, Govt. Fndg. Grant Transit Imps. Rev. Bonds, 5.00%, 03/15/20	1,000	1,189	0.87
_______________________
		1,189	0.87
_______________________
Washington - 6.69%
Energy Northwest, Energy Res. Auth. Rev. Ref. Bonds, Series A:
4.00%, 07/01/15	500	523	0.38
5.00%, 07/01/15	1,250	1,321	0.97
Grant County Public Util. Dist. No. 2, Energy Res. Auth. Rev. Ref. Bonds, Series I, 5.00%, 01/01/16	1,000	1,078	0.79
Port of Seattle, Port, Airport & Marina Rev. Ref. Bonds, Series A, 5.00%, 08/01/18	600	691	0.50
Snohomish County Public Util. Dist. No. 1, Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 12/01/15	1,000	1,076	0.79
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2006A (AMBAC Insured), 5.00%, 07/01/15	500	528	0.39
State of Washington, G.O. Prop. Tax Ref. Bonds, Series R-2012A, 5.00%, 07/01/16	1,000	1,101	0.80
State of Washington, Highway Imps. Rev. Bonds, 5.00%, 09/01/18	1,500	1,734	1.27

See Notes to Financial Statements	26

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Washington—continued
Washington Health Care Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series B, 5.00%, 10/01/14	$640	$653	0.48%
Washington St. Housing Fin. Commission, Loc. or GTD Housing Rev. Bonds, Series A (GNMA/FNMA/FHLMC Insured), 4.50%, 04/01/29	410	432	0.32
_______________________
		9,137	6.69
_______________________
Wisconsin - 1.19%
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 05/30/19 @ 100), 4.00%, 11/15/43[1]	1,000	1,109	0.81
Wisconsin Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 3.00%, 10/15/16	500	521	0.38
_______________________
		1,630	1.19
_______________________
Total bonds & notes (cost: $119,090,619)		121,038	88.61
_______________________
Short-term securities - 10.86%
City of Minneapolis St. Paul Housing & Redev. Auth., Health Care Facs. Rev. Ref. Bonds, Series B-2, 0.08%, 11/15/35[1]	200	200	0.15
City of New York, G.O. Public Imps. Prop. Tax Bonds, Sub-Series G-5, 0.06%, 04/01/42[1]	1,000	1,000	0.73
Illinois Fin. Auth., College & Univ. Imps. Rev. Bonds, 0.07%, 08/01/44[1]	600	600	0.44
Kentucky Econ. Dev. Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 0.09%, 08/15/38[1]	550	550	0.40
Massachusetts Health & Educ. Facs. Auth., Health Care Facs. Rev. Ref. Bonds, Series N-4, 0.07%, 10/01/49[1]	950	950	0.69
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series C, 0.07%, 12/01/30[1]	1,585	1,585	1.16
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series E, 0.07%, 12/01/30[1]	500	500	0.37
Mississippi Business Fin. Corp., Ind. Imps. Rev. Bonds, Series F, 0.07%, 12/01/30[1]	2,000	2,000	1.46
Missouri State Health & Educ. Facs Auth., College & Univ. Imps. Rev. Bonds, Series A, 0.08%, 02/15/34[1]	300	300	0.22
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 0.08%, 06/01/31[1]	2,425	2,425	1.77
New Hampshire Health & Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series B, 0.08%, 06/01/41[1]	200	200	0.15
New Jersey Health Care Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 0.05%, 07/01/43[1]	1,150	1,150	0.84
New York City Trust for Cultural Ress., Rev. Ref. Bonds, Series A-1, 0.09%, 12/01/35[1]	1,280	1,280	0.94
Sarasota County Public Hospital Dist., Health Care Facs. Rev. Ref. Bonds, 0.08%, 07/01/37[1]	2,100	2,100	1.54
_______________________
Total Short-term securities (cost: $14,840,000)		14,840	10.86
_______________________
Total investment securities (cost: $133,930,619)		135,878	99.47
Other assets less liabilities		727	0.53
_______________________
Net assets		$136,605	100.00%
_______________________
_______________________

See Notes to Financial Statements	27

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

[1]	Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate market value of these securities amounted to $314,754, representing 0.23% of net assets.
Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Corp.	= Corporation
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Edu.	= Education
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
FHA	= Federal Housing Administration
FHLMC	= Federal Home Loan Mortgage Corporation
Fin.	= Finance
Fncg.	= Financing
Fndg.	= Funding
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
GTY	= Guaranty
HUD	= Housing and Urban Development
Imp.	= Improvement
Imps.	= Improvements
Ind.	= Industrial
Ln.	= Loan
Lns.	= Loans
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
No.	= Number
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University

See Notes to Financial Statements	28

Capital Group Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

Util.	= Utility
Utils.	= Utilities
Withhldg.	= Withholding

See Notes to Financial Statements	29

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 87.45%
California - 82.74%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/20	$1,000	$1,099	0.45%
5.00%, 11/15/20	715	796	0.33
5.00%, 11/15/21	495	547	0.23
5.00%, 11/15/22	1,000	1,100	0.45
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.):
4.00%, 05/15/16	1,500	1,504	0.62
5.125%, 09/01/20	1,500	1,699	0.70
5.25%, 05/15/20	1,000	1,132	0.47
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
5.00%, 04/01/19	400	463	0.19
5.00%, 04/01/20	550	641	0.26
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds (CIFG Insured):
5.00%, 09/02/21	600	640	0.26
5.00%, 09/02/22	225	238	0.10
Abag Fin. Auth. for Nonprofit Corps., Public Imps. Special Tax Ref. Bonds, Series A (CIFG Insured), 4.00%, 09/02/14	445	450	0.19
Alameda Corridor Trans. Auth., Port, Airport & Marina. Rev. Ref. Bonds, Series A:
5.00%, 10/01/21	1,250	1,476	0.61
5.00%, 10/01/22	975	1,156	0.48
Alameda County Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, 4.00%, 03/01/19	875	992	0.41
Aliso Viejo Comm. Fac. Dist., Special Tax Ref. Bonds:
5.00%, 09/01/24	455	522	0.21
5.00%, 09/01/25	425	482	0.20
Anaheim Public Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds (NATL-RE Insured), 4.00%, 10/01/17	575	626	0.26
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 04/01/24 @ 100), 1.22%, 04/01/45[1]	3,700	3,716	1.53
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/45[1]	1,200	1,192	0.49
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	1,500	1,521	0.63
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds, Series F-1, 5.00%, 04/01/21	100	116	0.05
Bay Area Water Supply & Conservation Agcy., Water Util. Imps. Rev. Bonds, Series A, 5.00%, 10/01/23	500	608	0.25
Bonita Canyon Public Facs. Fncg. Auth., Special Tax Ref. Bonds:
4.00%, 09/01/21	700	723	0.30
5.00%, 09/01/26	500	517	0.21
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
5.00%, 04/01/19	950	1,100	0.45
5.00%, 02/01/21	550	647	0.27
5.00%, 10/01/21	700	814	0.34
5.00%, 11/01/21	525	553	0.23
5.50%, 04/01/29	300	341	0.14
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A:
5.00%, 10/01/15	625	666	0.27
5.00%, 01/01/18	125	144	0.06
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 09/01/20	165	197	0.08
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds, Series A:
See Notes to Financial Statements	30

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
4.00%, 11/01/21	$560	$619	0.25%
4.00%, 11/01/22	1,420	1,549	0.64
4.50%, 11/01/17	335	375	0.15
5.00%, 01/01/24	100	115	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
4.00%, 08/15/16	710	759	0.31
5.00%, 08/15/18	1,100	1,275	0.53
5.00%, 08/15/25	400	475	0.20
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series A:
5.00%, 10/01/18	275	320	0.13
5.00%, 10/01/22	770	891	0.37
5.00%, 11/15/24	150	172	0.07
5.00%, 11/15/25	375	427	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series D, 5.00%, 08/15/20	1,325	1,589	0.65
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series G, 5.50%, 07/01/25	100	113	0.05
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	690	723	0.30
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 5.00%, 01/01/20	1,005	1,163	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/27[1]	300	302	0.12
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
5.00%, 11/15/19	1,350	1,594	0.66
5.00%, 03/01/20	675	783	0.32
5.00%, 11/15/20	500	594	0.24
5.00%, 11/15/21	350	415	0.17
5.00%, 03/01/23	1,000	1,160	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B:
4.00%, 08/15/19	400	453	0.19
5.00%, 08/15/20	300	360	0.15
5.00%, 11/15/21	1,000	1,061	0.44
5.00%, 08/15/22	850	1,027	0.42
5.375%, 07/01/21	1,500	1,510	0.62
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 6.25%, 10/01/28	200	240	0.10
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/15/19 @ 100), 5.00%, 07/01/43[1]	1,750	2,068	0.85
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	100	102	0.04
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	101	0.04
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.40%, 10/01/47[1]	1,000	1,000	0.41
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.40%, 04/01/38[1]	2,500	2,500	1.03
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.42%, 10/01/47[1]	1,800	1,801	0.74
California Infrastructure & Econ. Dev. Bank, Public Imps. Misc. Rev. Bonds:
4.50%, 10/01/25	100	108	0.04
4.50%, 10/01/26	100	107	0.04

See Notes to Financial Statements	31

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Infrastructure & Econ. Dev. Bank, Rec. Facs. Imps. Rev. Bonds:
5.00%, 02/01/18	$100	$112	0.05%
5.00%, 02/01/19	100	111	0.05
California Muni. Fin. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 10/01/22	160	183	0.08
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, 5.625%, 10/01/23	465	506	0.21
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/17	150	165	0.07
California State Dept. of Veterans Affairs, Loc. or GTD Housing Rev. Ref. Bonds, Series A, 2.75%, 12/01/20	750	761	0.31
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G, 4.875%, 05/01/18	200	231	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Bonds, Sub-Series G-11, 5.00%, 05/01/18	2,000	2,318	0.95
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 5.00%, 05/01/17	100	113	0.05
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series K, 5.00%, 05/01/18	225	261	0.11
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/21	200	238	0.10
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,448	0.60
California State Dept. of Water Ress., Water Rev. Ref. Bonds, 5.00%, 05/01/21	100	116	0.05
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AE:
5.00%, 12/01/22	1,010	1,171	0.48
5.00%, 12/01/23	200	232	0.10
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, 5.00%, 04/01/20	200	209	0.09
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	300	339	0.14
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 5.00%, 03/01/18	1,350	1,548	0.64
California State Public Works Board, Health Care Facs. Imps. Lease Rev. Bonds, Series E, 5.00%, 04/01/15	1,315	1,374	0.57
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 06/01/15	200	211	0.09
California State Public Works Board, Lease Rev. Ref. Bonds, Series H, 5.00%, 06/01/23	600	710	0.29
California State Univ., College & Univ. Rev. Ref. Bonds, Series A, 5.00%, 11/01/18	750	881	0.36
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (NATL-RE Insured), 5.00%, 11/01/21	955	1,020	0.42
California State Univ., College & Univ. Rev. Ref. Bonds, Series C (Pre-refunded with U.S. Treasury Obligations to 11/01/15 @ 100) (NATL-RE Insured), 5.00%, 11/01/21	1,645	1,764	0.73
California Statewide Comms. Dev. Auth., College & Univ. Imps. Rev. Bonds, 5.00%, 05/15/19	1,000	1,132	0.47
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, 4.625%, 07/01/21	100	110	0.05
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series A, 5.00%, 04/01/19	600	705	0.29
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	1,100	1,206	0.50
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Bonds, 2.10%, 10/01/19	1,000	1,001	0.41

See Notes to Financial Statements	32

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 07/01/14	$500	$504	0.21%
5.00%, 07/01/16	100	105	0.04
5.00%, 05/15/19	600	677	0.28
5.00%, 11/01/19	1,000	1,162	0.48
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A (AGM Insured), 5.00%, 10/01/23	500	567	0.23
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 10/01/21	1,625	1,905	0.78
Central Valley Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds, 3.50%, 07/01/14	250	251	0.10
Cerritos Public Fncg. Auth., Tax Allocation Rev. Ref. Bonds, Series A (AMBAC Insured):
5.00%, 11/01/19	2,000	2,197	0.90
5.00%, 11/01/24	600	629	0.26
Chula Vista Muni. Fncg. Auth., Special Tax Ref. Bonds:
5.00%, 09/01/21	500	571	0.24
5.00%, 09/01/22	1,400	1,610	0.66
City & County of San Francisco, Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/20	750	904	0.37
City of Bakersfield, Solid Waste Mgmt. Disposal Rev. Bonds, Series A (AGM Insured), 4.125%, 09/15/14	200	203	0.08
City of Carlsbad California, Special Assessment Ref. Bonds:
3.00%, 09/02/18	325	342	0.14
3.15%, 09/02/21	570	585	0.24
3.55%, 09/02/23	350	355	0.15
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,150	1,157	0.48
City of Irvine California, Public Imps. Special Assessment Bonds:
4.00%, 09/02/19	500	517	0.21
4.375%, 09/02/21	700	724	0.30
City of Irvine California, Special Assessment Ref. Bonds:
2.50%, 09/02/19	1,230	1,237	0.51
3.00%, 09/02/20	1,250	1,272	0.52
3.25%, 09/02/22	700	709	0.29
3.375%, 09/02/23	850	837	0.34
4.00%, 09/02/18	500	548	0.23
4.00%, 09/02/19	475	514	0.21
4.50%, 09/02/22	250	259	0.11
4.75%, 09/02/23	250	258	0.11
City of Long Beach, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/21	100	118	0.05
City of Long Beach, Port, Airport & Marina. Rev. Ref. Bonds, Series B, 5.00%, 05/15/23	600	734	0.30
City of Los Angeles Dept. of Airports, Port, Airport & Marina. Rev. Ref. Bonds, 5.00%, 05/15/22	500	597	0.25
City of Manhattan Beach, Public Imps. Special Assessment Bonds, 4.375%, 09/02/17	120	124	0.05
City of Roseville, Energy Res. Auth. Rev. Certs. of Part. Bonds, Series A (NATL-RE FGIC Insured), 5.00%, 02/01/17	100	104	0.04
City of Roseville, Special Tax Ref. Bonds:
3.50%, 09/01/15	1,000	1,022	0.42
4.00%, 09/01/16	2,000	2,089	0.86
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 5.00%, 03/01/18	700	799	0.33

See Notes to Financial Statements	33

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Contra Costa County Public Fncg. Auth., Public Imps. Lease Rev. Bonds, Series A (NATL-RE Insured), 5.00%, 06/01/21	$275	$303	0.12%
Contra Costa Trans. Auth., Sales Tax Transit Imps. Rev. Bonds, Series B, 5.00%, 03/01/21	500	588	0.24
County of El Dorado, Special Tax Rev. Ref. Bonds:
5.00%, 09/01/22	1,295	1,489	0.61
5.00%, 09/01/24	860	964	0.40
County of Orange, Port, Airport & Marina Imps. Rev. Bonds, Series B, 5.00%, 07/01/15	200	211	0.09
County of San Diego, College & Univ. Imps. Rev. Certs. of Part. Bonds, 4.00%, 07/01/16	490	519	0.21
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A, 4.00%, 06/01/14	100	100	0.04
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.47%, 06/01/25[1]	1,520	1,520	0.63
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	900	1,069	0.44
East Bay Regional Park Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 09/01/14	100	102	0.04
Foothill-Eastern Trans. Corridor Agcy., Highway Tolls Rev. Ref. Bonds, Sub-Series B-1 (Mandatory Put 01/15/18 @ 100), 5.00%, 01/15/53[1]	2,000	2,196	0.90
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/20	1,200	1,395	0.57
5.00%, 06/01/21	1,200	1,403	0.58
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 11/01/17	100	114	0.05
5.25%, 11/01/25	100	114	0.05
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C, 5.00%, 11/01/22	700	802	0.33
Irvine Public Facs. & Infrastructure Auth., Public Imps. Special Assessment Bonds, Series A:
3.00%, 09/02/15	200	205	0.08
4.00%, 09/02/21	1,350	1,394	0.57
4.00%, 09/02/23	430	444	0.18
Irvine Ranch Water Dist., Water Rev. Certs. of Part. Ref. Bonds, 5.00%, 03/01/17	100	113	0.05
La Quinta Redev. Agcy. Successor Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 09/01/19	200	232	0.10
Las Virgenes Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A (AGM Insured), 4.25%, 08/01/15	100	105	0.04
Lincoln Public Fncg. Auth., Public Imps. Special Tax Bonds, Series A (AMBAC Insured), 4.50%, 09/01/21	840	887	0.37
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds:
4.00%, 11/01/20	750	832	0.34
5.00%, 11/01/21	500	585	0.24
Long Beach Comm. College Dist., G.O. Prop. Tax College & Univ. Imps. Bonds, Series A, 5.00%, 06/01/22	100	114	0.05
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds:
5.00%, 07/01/16	500	552	0.23
5.00%, 07/01/21	1,000	1,217	0.50
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, Series B, 5.00%, 07/01/18	1,000	1,169	0.48
Los Angeles County Redev. Auth., Tax Allocation Rev. Ref. Bonds, Series D, 5.00%, 09/01/19	1,000	1,140	0.47
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 05/15/29	200	227	0.09

See Notes to Financial Statements	34

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles Dept. of Airports, Port, Airport & Marina Imps. Rev. Bonds, Series D, 5.00%, 05/15/19	$850	$1,005	0.41%
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 5.00%, 05/15/22	700	822	0.34
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	351	0.14
Los Angeles Dept. of Water & Power, Water Util. Imps. Rev. Bonds, Series B, 5.00%, 07/01/20	200	236	0.10
Los Angeles Unified School Dist., G.O. Prop. Tax Rev. Ref. Bonds, Series A-1, 5.00%, 07/01/20	1,000	1,201	0.49
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I:
5.00%, 07/01/14	200	202	0.08
5.00%, 07/01/24	100	116	0.05
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 5.00%, 08/01/20	900	1,078	0.44
Manhattan Beach Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series C (NATL-RE Insured), 0.00%, 09/01/24	1,000	720	0.30
Metropolitan Water Dist. of Southern California, G.O. Prop. Tax Ref. Bonds, Series A, 5.00%, 03/01/17	100	104	0.04
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B, 5.00%, 07/01/15	500	529	0.22
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.47%, 07/01/27[1]	1,500	1,503	0.62
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.47%, 07/01/27[1]	1,100	1,102	0.45
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	400	454	0.19
Moreno Valley Unified School Dist., G.O. School Imps. Prop. Tax Ref. Bonds (NATL-RE Insured), 5.25%, 08/01/19	380	441	0.18
Mountain View Shoreline Regional Park Comm., Tax Allocation Rev. Ref. Bonds, Series A:
5.00%, 08/01/19	420	474	0.20
5.00%, 08/01/20	375	423	0.17
Napa Valley Comm. College Dist., G.O. School Imps. Prop. Tax Bonds, Series B (Pre-refunded with St. & Loc. Govt. Series 08/01/15 @ 100) (NATL-RE Insured), 5.00%, 08/01/18	150	159	0.07
North Natomas Comm. Facs. Dist. No. 4, Special Tax Ref. Bonds, Series E, 5.00%, 09/01/21	1,050	1,200	0.49
Northern California Power Agcy., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 06/01/16	750	823	0.34
5.50%, 07/01/21	1,000	1,193	0.49
Northern California Power Agcy., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/17	200	227	0.09
5.00%, 07/01/19	200	236	0.10
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	568	0.23
Ohlone Comm. College Dist., G.O. Ref. Bonds, 5.00%, 08/01/24	1,000	1,197	0.49
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
4.00%, 10/01/20	385	416	0.17
4.00%, 10/01/21	1,485	1,598	0.66
Perris Union High School Dist., School Imps. Special Tax Bonds:
4.25%, 09/01/19	360	372	0.15
4.50%, 09/01/20	445	460	0.19
Poway Unified School Dist. Public Fncg. Auth., Special Tax Ref. Bonds:

See Notes to Financial Statements	35

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
3.375%, 09/15/17	$500	$519	0.21%
3.75%, 09/15/18	770	799	0.33
4.00%, 09/15/20	340	371	0.15
4.00%, 09/15/22	440	474	0.20
5.00%, 09/01/20	605	695	0.29
Rancho Water Dist. Fncg. Auth., Water Rev. Ref. Bonds, Series D (Radian Insured), 4.20%, 09/02/17	100	104	0.04
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	475	543	0.22
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/23	615	694	0.29
San Bernardino City Unified School Dist., G.O. Prop. Tax Ref. Bonds, Series A (AGM Insured), 5.00%, 08/01/20	725	842	0.35
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
5.00%, 08/01/18	1,000	1,171	0.48
5.00%, 08/01/20	775	934	0.38
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Series A, 5.00%, 07/01/23	225	268	0.11
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Bonds, Sub-Series A, 5.00%, 07/01/20	700	818	0.34
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A, 5.00%, 07/01/18	850	974	0.40
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	560	560	0.23
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	700	813	0.33
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/20	750	899	0.37
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	475	522	0.21
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/22	100	117	0.05
San Diego Public Facs. Fncg. Auth., Water Rev. Ref. Bonds, Series A:
4.00%, 08/01/14	100	101	0.04
4.00%, 08/01/20	100	110	0.05
San Francisco Bay Area Rapid Transit Dist., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/22	800	935	0.38
San Francisco City & County Airports Commission, Port, Airport & Marina Imps. Rev. Bonds, Series E, 5.25%, 05/01/24	100	116	0.05
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/19	400	471	0.19
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C2, 5.00%, 05/01/21	300	347	0.14
San Francisco City & County Public Utils. Commission, Water Rev. Ref. Bonds, Sub-Series D, 5.00%, 11/01/20	800	965	0.40
San Francisco City & County Redev. Agcy., Tax Allocation, Series C:
4.75%, 08/01/17	265	288	0.12
5.00%, 08/01/18	275	303	0.12
5.25%, 08/01/19	290	325	0.13
San Francisco City & County Redev. Successor Agcy., Public Imps. Special Tax Bonds, 3.25%, 08/01/21	500	513	0.21
San Francisco City & County Redev. Successor Agcy., Special Tax Ref. Bonds, 5.00%, 08/01/20	800	904	0.37
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/19	1,150	1,366	0.56

See Notes to Financial Statements	36

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 5.00%, 08/01/22	$500	$554	0.23%
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds (NATL-RE Insured), 4.54%, 08/01/18	400	403	0.17
San Jose Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series D (AMBAC Insured), 5.00%, 08/01/18	800	885	0.36
San Mateo County Comm. College Dist., College & Univ. Imps. Certs. of Part. Lease Bonds (Pre-refunded with St. & Loc. Govt. Series to 10/01/14 @ 100) (NATL-RE Insured), 5.25%, 10/01/20	1,000	1,021	0.42
San Mateo Joint Powers Fncg. Auth., Lease Rev. Ref. Bonds, Series A, 5.25%, 07/15/23	200	230	0.09
Santa Ana Community Redev. Agcy., Tax Allocation Rev. Ref. Bonds, 6.00%, 09/01/20	750	892	0.37
Santa Clara County Fncg. Auth., Lease Rev. Ref. Bonds, 5.00%, 11/15/22	285	328	0.14
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.125%, 09/01/20	625	646	0.27
4.25%, 09/01/21	1,560	1,612	0.66
Santaluz Community Facs. Dist. No 2, Special Tax Ref. Bonds, Series A, 5.00%, 09/01/20	995	1,134	0.47
Sonoma-Marin Area Rail Transit Dist., Rev. Bonds, Series A, 5.00%, 03/01/21	1,000	1,206	0.50
South Orange County Public Fncg. Auth., Special Tax Ref. Bonds, Series A (AMBAC Insured):
5.00%, 08/15/15	900	954	0.39
5.00%, 08/15/20	1,000	1,037	0.43
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.95%, 11/01/14[1]	1,700	1,702	0.70
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
5.00%, 07/01/18	200	233	0.10
5.00%, 07/01/20	1,550	1,855	0.76
5.00%, 07/01/23	800	932	0.38
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 4.00%, 07/01/21	500	555	0.23
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/16	500	550	0.23
5.00%, 07/01/18	350	407	0.17
5.00%, 07/01/21	750	909	0.37
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/19	1,000	1,186	0.49
5.00%, 07/01/20	245	293	0.12
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, 5.00%, 07/01/23	100	115	0.05
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	1,175	1,185	0.49
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Escrowed to Maturity), 5.25%, 07/01/14	270	272	0.11
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	200	202	0.08
State of California, G.O. Correctional Facs. Imps. Prop. Tax Bonds, 5.25%, 10/01/20	100	118	0.05
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	750	826	0.34
State of California, G.O. General Fund Ref. Bonds:
4.00%, 12/01/20	1,175	1,332	0.55
5.00%, 02/01/19	2,000	2,342	0.96

See Notes to Financial Statements	37

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 02/01/20	$2,700	$3,201	1.32%
State of California, G.O. Prop. Tax Ref. Bonds:
5.00%, 04/01/19	600	705	0.29
5.25%, 10/01/20	650	765	0.31
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	100	101	0.04
State of California, G.O. Public Imps. Misc. Tax Bonds, 5.50%, 04/01/18	100	117	0.05
State of California, G.O. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/21	1,060	1,267	0.52
State of California, G.O. Sales Tax Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	950	1,080	0.44
State of California, G.O. Water Util. Imps. Misc. Tax Bonds (NATL-RE Insured), 6.00%, 08/01/20	5	5	—
Successor Agcy. to the Richmond County Redev. Agcy., Tax Allocation Rev. Ref. Bonds, Series A (BAM Insured), 5.00%, 09/01/25	200	223	0.09
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
5.00%, 01/01/15	100	103	0.04
5.00%, 01/01/22	1,500	1,689	0.70
5.25%, 01/01/24	100	113	0.05
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 01/01/18	500	568	0.23
5.00%, 01/01/22	700	809	0.33
Univ. of California, College & Univ. Imps. Rev. Bonds, Series D (NATL-RE FGIC Insured), 5.00%, 05/15/23	130	144	0.06
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E:
4.00%, 05/15/17	500	552	0.23
5.00%, 05/15/20	500	599	0.25
Vallejo Sanitation & Flood Control Dist., Solid Waste Mgmt. Certs. of Part. Ref. Bonds (AMBAC Insured), 4.00%, 05/01/18	200	204	0.08
_______________________
		200,968	82.74
_______________________
District of Columbia - 0.05%
Metropolitan Washington Airports Auth., Port, Airport & Marina Rev. Ref. Bonds, Series C, 5.00%, 10/01/17	100	114	0.05
_______________________
		114	0.05
_______________________
Florida - 0.24%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/19	500	576	0.24
_______________________
		576	0.24
_______________________
Guam - 1.17%
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series A:
5.00%, 10/01/19	150	171	0.07
5.00%, 10/01/20	225	256	0.11
5.00%, 10/01/21	350	395	0.16
5.00%, 10/01/22	710	795	0.33
Guam Intl. Airport Auth., Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 10/01/23	1,100	1,227	0.50
_______________________
		2,844	1.17
_______________________

See Notes to Financial Statements	38

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Iowa - 0.05%
State of Iowa, General Fund Public Imps. Rev. Bonds, Series A, 5.00%, 06/01/27	$100	$115	0.05%
_______________________
		115	0.05
_______________________
Michigan - 0.05%
Michigan State Hospital Fin. Auth., Health Care Facs. Rev. Ref. Bonds, 5.25%, 11/15/24	100	109	0.05
_______________________
		109	0.05
_______________________
Oregon - 0.41%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.12%, 10/01/22[1]	1,000	1,006	0.41
_______________________
		1,006	0.41
_______________________
Puerto Rico - 2.01%
Commonwealth of Puerto Rico, G.O. Prop. Tax Rev. Ref. Bonds, 5.00%, 07/01/23	730	545	0.22
Puerto Rico Commonwealth Aqueduct & Sewer Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 07/01/19	500	412	0.17
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
3.00%, 10/01/18	355	335	0.14
5.00%, 10/01/17	500	524	0.22
5.00%, 10/01/19	500	524	0.22
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., College & Univ. Rev. Ref. Bonds, 5.00%, 10/01/21	1,000	1,024	0.42
Puerto Rico Ind. Tourist Educ. Medical & Environmental Cultural Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 07/01/17	1,000	1,029	0.42
Puerto Rico Sales Tax Fncg. Corp., Sales Tax Rev. Ref. Bonds, Series C, 5.00%, 08/01/22	500	498	0.20
_______________________
		4,891	2.01
_______________________
Texas - 0.50%
City of Houston, Util. System, Water Rev. Ref. Bonds (Mandatory Put 06/01/17 @ 100), 0.87%, 05/15/34[1]	1,100	1,110	0.46
City of San Antonio, Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 02/01/24	100	108	0.04
_______________________
		1,218	0.50
_______________________
U. S. Virgin Islands - 0.23%
Virgin Islands Public Fin. Auth., Misc. Rev. Ref. Bonds, Series B, 5.00%, 10/01/24	500	568	0.23
_______________________
		568	0.23
_______________________
Total bonds & notes (cost: $205,912,243)		212,409	87.45
_______________________
Short-term securities - 13.02%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, 0.07%, 09/01/38[1]	1,000	1,000	0.41
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.06%, 11/01/35	3,800	3,800	1.57

See Notes to Financial Statements	39

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
0.05%, 11/01/35	$1,575	$1,575	0.65%
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.06%, 11/01/26	3,700	3,700	1.52
0.08%, 11/01/26	4,500	4,500	1.85
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series A, 0.05%, 08/15/36[1]	200	200	0.08
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.07%, 08/15/27[1]	1,950	1,950	0.80
California Statewide Comms. Dev. Auth., Res. Recovery Rev. Ref. Bonds, 0.06%, 05/15/24[1]	5,000	5,000	2.06
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series B-3, 0.05%, 07/01/34[1]	2,800	2,800	1.15
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.05%, 07/01/35[1]	3,800	3,800	1.57
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.06%, 07/01/23[1]	3,300	3,300	1.36
_______________________
Total Short-term securities (cost: $31,625,000)		31,625	13.02
_______________________
Total investment securities (cost: $237,537,243)		244,034	100.47
Other assets less liabilities		(1,141)	(0.47)
_______________________
Net assets		$242,893	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
AMBAC	= American Municipal Bond Assurance Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
CIFG	= CDC IXIS Financial Guaranty
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Fac.	= Facility
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing

See Notes to Financial Statements	40

Capital Group California Core Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial
Intl.	= International
Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Rec.	= Recreational
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility
Utils.	= Utilities

See Notes to Financial Statements	41

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes - 77.47%
California - 72.65%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 05/15/16	$500	$501	0.41%
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A, 5.00%, 08/01/16	200	220	0.18
Abag Fin. Auth. for Nonprofit Corps., Health Care Facs. Rev. Ref. Bonds, Series A (CA Mtg. Ins.):
4.00%, 04/01/16	400	426	0.34
5.00%, 04/01/18	250	284	0.23
Alameda County Trans. Auth., Transit Imps. Rev. Bonds, 4.00%, 03/01/18	500	559	0.45
Bay Area Toll Auth. Rev. Bonds (Mandatory Put 05/01/23 @ 100), 1.02%, 04/01/47[1]	250	248	0.20
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 08/01/17 @ 100), 1.45%, 04/01/45[1]	750	760	0.61
Bay Area Toll Auth., Highway Tolls Rev. Bonds (Mandatory Put 10/01/19 @ 100), 0.82%, 04/01/47[1]	1,675	1,674	1.35
Bay Area Toll Auth., Highway Tolls Rev. Ref. Bonds:
4.00%, 04/01/18	250	281	0.23
5.00%, 04/01/17	400	452	0.37
Bay Area Water Supply & Conservation Agcy., Water Util. Rev. Bonds, Series A, 4.00%, 10/01/19	570	648	0.52
Brea Redev. Agcy., Tax Increment Allocation Rev. Ref. Bonds, 5.00%, 08/01/19	700	818	0.66
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds:
4.00%, 10/01/15	350	369	0.30
4.00%, 09/01/16	75	81	0.07
4.00%, 02/01/17	100	109	0.09
5.00%, 10/01/16	250	276	0.22
California Educ. Facs. Auth., College & Univ. Imps. Rev. Bonds, Series A, 5.00%, 10/01/15	500	533	0.43
California Educ. Facs. Auth., College & Univ. Imps. Rev. Ref. Bonds, Series A, 3.00%, 11/01/16	400	423	0.34
California Educ. Facs. Auth., College & Univ. Rev. Ref. Bonds:
3.00%, 10/01/15	150	156	0.13
4.00%, 04/01/16	300	320	0.26
4.00%, 04/01/17	200	218	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds:
5.00%, 08/15/17	510	574	0.46
5.00%, 08/15/18	500	580	0.47
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series B, 5.00%, 08/15/16	200	221	0.18
California Health Facs. Fncg. Auth., Health Care Facs. Imps. Rev. Bonds, Series I, 5.125%, 07/01/22	490	513	0.42
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds:
5.00%, 08/15/15	150	159	0.13
5.00%, 11/15/16	225	241	0.19
5.00%, 01/01/19	500	577	0.47
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 01/01/18	425	459	0.37
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A:
4.00%, 03/01/18	200	219	0.18
4.00%, 03/01/19	500	553	0.45
5.00%, 08/15/14	400	406	0.33
5.00%, 11/15/16	250	278	0.22
5.00%, 10/01/18	500	583	0.47
See Notes to Financial Statements	42

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 11/15/19	$300	$354	0.29%
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series A-3, 4.00%, 11/15/15	150	159	0.13
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series B (Mandatory Put 10/17/17 @ 100), 5.00%, 07/01/43[1]	805	921	0.74
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series C (Mandatory Put 10/16/14 @ 100), 5.00%, 07/01/34[1]	200	204	0.17
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series D (Mandatory Put 10/15/20 @ 100), 5.00%, 07/01/43[1]	500	594	0.48
California Health Facs. Fncg. Auth., Health Care Facs. Rev. Ref. Bonds, Series I (Mandatory Put 07/01/14 @ 100), 4.95%, 07/01/26[1]	100	101	0.08
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-1 (Mandatory Put 04/01/16 @ 100), 0.40%, 10/01/47[1]	500	500	0.40
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series A-2 (Mandatory Put 04/03/17 @ 100), 0.40%, 04/01/38[1]	1,100	1,100	0.89
California Infrastructure & Econ. Dev. Bank, Misc. Rev. Ref. Bonds, Series B1 (Mandatory Put 04/01/15 @ 100), 0.42%, 10/01/47[1]	1,000	1,000	0.81
California Muni. Fin. Auth., College & Univ. Rev. Ref. Bonds, Series B, 4.00%, 10/01/16	200	216	0.17
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series H (AGM Insured), 4.50%, 05/01/17	200	223	0.18
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series L, 5.00%, 05/01/14	550	550	0.44
California State Dept. of Water Ress., Energy Res. Auth. Rev. Ref. Bonds, Series N, 5.00%, 05/01/18	1,250	1,449	1.17
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Series AM, 5.00%, 12/01/18	500	589	0.48
California State Dept. of Water Ress., Water Rev. Ref. Bonds, Sub-Series G-4, 5.00%, 05/01/16	1,000	1,094	0.88
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series A:
4.00%, 03/01/19	400	446	0.36
5.00%, 04/01/18	400	459	0.37
California State Public Works Board, Public Imps. Lease Rev. Bonds, Series I:
4.00%, 11/01/17	210	233	0.19
4.00%, 11/01/19	500	560	0.45
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B, 5.00%, 10/01/17	475	537	0.43
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series B-1, 4.00%, 03/01/16	400	426	0.34
California State Public Works Board, College & Univ. Imps. Lease Rev. Bonds, Series C-1, 5.00%, 03/01/16	500	543	0.44
California State Public Works Board, Correctional Fac. Imps. Lease Rev. Ref. Bonds, Series A, 5.00%, 09/01/18	250	290	0.23
California State Public Works Board, Health Care Facs. Imps. Rev. Bonds, 5.50%, 06/01/15	400	402	0.32
California State Public Works Board, Lease Rev. Ref. Bonds, 4.00%, 06/01/18	425	473	0.38
California State Public Works Board, Lease Rev. Ref. Bonds, Series A (NATL-RE FGIC Insured):
5.00%, 06/01/15	100	105	0.08
5.00%, 10/01/16	240	266	0.22
California State Public Works Board, Rev. Bonds, Series G, 4.00%, 12/01/16	325	355	0.29
California State Univ., College & Univ. Rev. Bonds, Series A:
5.00%, 11/01/17	125	144	0.12

See Notes to Financial Statements	43

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
5.00%, 11/01/18	$400	$470	0.38%
California State Univ., College & Univ. Rev. Ref. Bonds, Series A:
5.00%, 11/01/16	400	446	0.36
5.00%, 11/01/17	350	402	0.33
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (AGM Insured), 5.25%, 07/01/16	500	548	0.44
California Statewide Comms. Dev. Auth., Health Care Facs. Imps. Rev. Bonds, Series C (Mandatory Put 05/01/17 @ 100), 5.00%, 11/01/29[1]	600	677	0.55
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds:
4.00%, 11/01/14	400	407	0.33
5.00%, 07/01/14	650	655	0.53
5.00%, 11/01/15	300	320	0.26
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds (CA Mtg. Ins.), 4.00%, 11/15/19	160	173	0.14
Carson Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds, Series A, 5.00%, 10/01/18	700	799	0.65
City & County of San Francisco, Certs. of Part. Lease Ref. Bonds, Series A, 5.00%, 10/01/15	500	534	0.43
City & County of San Francisco, G.O. Public Imps. Prop. Tax Bonds, 5.00%, 06/15/18	1,745	2,036	1.65
City & County of San Francisco, Sewer Rev. Ref Bonds, Series A:
5.00%, 10/01/18	500	588	0.48
5.00%, 10/01/19	555	662	0.54
City of Chula Vista, Energy Res. Auth. Rev. Ref. Bonds, Series A, 1.65%, 07/01/18	1,100	1,107	0.90
City of Long Beach, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 4.00%, 05/15/18	225	253	0.20
City of Los Angeles, Res. Recovery Imps. Rev. Bonds, Series A, 5.00%, 02/01/19	550	649	0.53
City of Los Angeles, Sewer Rev. Ref. Bonds, Series A:
3.00%, 06/01/14	150	150	0.12
4.00%, 06/01/16	100	108	0.09
City of San Jose, Port, Airport & Marina Imps. Rev. Bonds, Series A-2, 3.00%, 03/01/15	440	449	0.36
City of Santa Clara, Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	500	580	0.47
County of El Dorado, Special Tax Ref. Bonds:
4.00%, 09/01/18	450	491	0.40
5.00%, 09/01/20	545	621	0.50
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series A-1 (Mandatory Put 07/01/14 @ 100), 0.47%, 06/01/25[1]	1,070	1,070	0.87
East Bay Muni. Util. Dist., Water Rev. Ref. Bonds, Series B, 5.00%, 06/01/19	500	594	0.48
Glendale Redev. Agcy. Successor Agcy., Tax Increment Allocation Ref. Bonds (AGM Insured):
4.00%, 12/01/19	600	666	0.54
5.00%, 12/01/20	500	583	0.47
Golden State Tobacco Securitization Corp., Misc. Rev. Ref. Bonds, Series A:
5.00%, 06/01/18	500	570	0.46
5.00%, 06/01/19	500	579	0.47
Imperial Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series C:
5.00%, 11/01/16	300	333	0.27
5.00%, 11/01/18	425	494	0.40
Long Beach Bond Fin. Auth., Misc. Rev. Ref. Bonds, 5.00%, 11/01/18	700	806	0.65
Los Angeles County Metropolitan Trans. Auth., Sales Tax Rev. Ref. Bonds, 5.00%, 07/01/16	500	552	0.45

See Notes to Financial Statements	44

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
Los Angeles County Sanitation Dists. Fncg. Auth., Sewer Rev. Ref. Bonds, Series A, 5.00%, 10/01/17	$770	$884	0.72%
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, 3.00%, 05/15/15	300	309	0.25
Los Angeles Dept. of Airports, Port, Airport & Marina Rev. Ref. Bonds, Series E, 4.00%, 05/15/15	200	208	0.17
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Series A:
3.00%, 07/01/18	550	597	0.48
5.00%, 07/01/15	420	444	0.36
Los Angeles Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series I, 5.00%, 07/01/18	500	582	0.47
Los Rios Comm. College Dist., G.O. Prop. Tax Ref. Bonds, 4.00%, 08/01/16	500	541	0.44
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, 5.00%, 07/01/14	100	101	0.08
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B:
4.00%, 07/01/14	100	101	0.08
5.00%, 07/01/15	200	212	0.17
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-1 (Mandatory Put 05/01/15 @ 100), 0.47%, 07/01/27[1]	1,600	1,603	1.30
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-2 (Mandatory Put 05/01/15 @ 100), 0.47%, 07/01/27[1]	500	501	0.41
Modesto Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, Series A, 5.00%, 07/01/15	300	317	0.26
Mountain View Shoreline Regional Park Comm., Tax Increment Allocation Rev. Ref. Bonds, 4.00%, 08/01/15	375	389	0.31
Oakland Redev. Successor Agcy., Tax Increment Allocation Ref. Bonds, 5.00%, 09/01/18	500	568	0.46
Orange Comm. Facs. Dist., Special Tax Ref. Bonds:
3.00%, 10/01/17	360	381	0.31
4.00%, 10/01/18	300	328	0.27
Sacramento County Sanitation Dist. Fncg. Auth., Sewer Rev. Ref. Bonds, 5.00%, 12/01/14	250	257	0.21
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 07/01/15	100	105	0.08
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series B, 5.00%, 08/15/17	225	257	0.21
Sacramento Muni. Util. Dist., Energy Res. Auth. Rev. Ref. Bonds, Series X, 5.00%, 08/15/17	250	286	0.23
Sacramento Regional Transit Dist., Transit Rev. Ref. Bonds, 5.00%, 03/01/18	250	283	0.23
San Bernardino County Trans. Auth. Rev. Bonds, Series A, 4.00%, 03/01/18	500	560	0.45
San Diego Comm. College Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/17	400	444	0.36
5.00%, 08/01/18	1,000	1,171	0.95
San Diego County Regional Airport Auth., Port, Airport & Marina Imps. Rev. Ref. Bonds, Sub-Series A:
5.00%, 07/01/16	250	273	0.22
5.00%, 07/01/17	650	731	0.59
5.00%, 07/01/18	100	115	0.09
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series 2008 A (AGM Insured), 5.00%, 05/01/14	500	500	0.40
San Diego County Water Auth., Water Rev. Certs. of Part. Ref. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 05/01/18	500	581	0.47
San Diego County Water Auth., Water Rev. Ref. Bonds, Series A, 5.00%, 05/01/17	850	963	0.78

See Notes to Financial Statements	45

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
San Diego County Water Auth., Water Rev. Ref. Bonds, Series S-1, 5.00%, 07/01/16	$175	$192	0.16%
San Diego Public Facs. Fncg. Auth., Sewer Rev. Ref. Bonds, Series B, 5.00%, 05/15/15	300	315	0.25
San Diego Public Facs. Fncg. Auth., Solid Waste Mgmt. Disposal Imps. Rev. Bonds, Series A, 4.50%, 05/15/14	500	501	0.41
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series B, 5.00%, 05/01/16	200	219	0.18
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series C (AGM Insured), 5.00%, 05/01/14	500	500	0.40
San Francisco City & County Airports Commission, Port, Airport & Marina Rev. Ref. Bonds, Series D, 5.00%, 05/01/18	500	579	0.47
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series A, 5.00%, 06/15/18	500	583	0.47
San Francisco Unified School Dist., G.O. School Imps. Prop. Tax Bonds, Series B, 5.00%, 06/15/15	100	106	0.09
San Jose Redev. Agcy., Tax Increment Allocation Ref. Bonds, 4.00%, 08/01/16	300	320	0.26
San Jose Unified School Dist., G.O. Prop. Tax Ref. Bonds:
4.00%, 08/01/18	300	337	0.27
4.00%, 08/01/19	475	540	0.44
Santa Margarita Water Dist., Special Tax Ref. Bonds:
4.00%, 09/01/17	820	851	0.69
4.00%, 09/01/18	175	181	0.15
Sonoma-Marin Area Rail Transit Dist. Rev. Bonds, Series A:
4.00%, 03/01/16	500	534	0.43
5.00%, 03/01/18	750	865	0.70
South Placer Wastewater Auth., Solid Waste Mgmt. Rev. Ref. Bonds, Series D, 0.95%, 11/01/14[1]	1,200	1,202	0.97
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds:
4.00%, 07/01/15	225	235	0.19
5.00%, 07/01/16	200	220	0.18
5.00%, 07/01/17	750	852	0.69
5.00%, 07/01/18	200	233	0.19
Southern California Public Power Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A:
4.00%, 07/01/16	150	162	0.13
5.00%, 07/01/17	775	880	0.71
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds:
5.00%, 07/01/14	500	504	0.41
5.00%, 07/01/16	500	550	0.45
5.00%, 07/01/18	350	407	0.33
Southern California Public Power Auth., Energy Res. Auth. Rev. Ref. Bonds, Series A:
5.00%, 07/01/16	705	776	0.63
5.00%, 07/01/19	600	711	0.58
Southern California Public Power Auth., Misc. Rev. Ref. Bonds, Series A, 5.00%, 07/01/18	300	349	0.28
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A, 5.25%, 07/01/14	600	605	0.49
State of California, G.O. Cash Flow Mgmt. Sales Tax Rev. Bonds, Series A (Pre-refunded with St. & Loc. Govt. Series to 07/01/14 @ 100), 5.00%, 07/01/15	500	504	0.41
State of California, G.O. General Fund Public Imps. Bonds (Mandatory Put 12/01/17 @ 100), 4.00%, 12/01/27[1]	500	551	0.45

See Notes to Financial Statements	46

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
California—continued
State of California, G.O. General Fund Public Imps. Bonds, Series E (Mandatory Put 12/03/18 @ 100), 0.936%, 12/01/29[1]	$500	$507	0.41%
State of California, G.O. General Fund Ref. Bonds, 5.00%, 02/01/18	1,000	1,150	0.93
State of California, G.O. General Fund Ref. Notes:
5.00%, 04/01/15	500	522	0.42
5.00%, 12/01/19	900	1,069	0.87
State of California, G.O. General Fund Ref. Notes (NATL-RE Insured), 5.00%, 06/01/15	250	263	0.21
State of California, G.O. Misc. Rev. Ref. Bonds, 4.00%, 09/01/17	500	555	0.45
State of California, G.O. Prop. Tax Ref. Bonds:
4.00%, 04/01/18	500	559	0.45
5.00%, 06/01/15	200	211	0.17
State of California, G.O. Prop. Tax Ref. Bonds, Series B, 0.87%, 05/01/17[1]	400	404	0.33
State of California, G.O. Prop. Tax Ref. Bonds, Series B (Mandatory Put 07/01/14 @ 100), 5.00%, 07/01/23[1]	200	202	0.16
State of California, G.O. Public Imps. Misc. Rev. Bonds:
4.00%, 09/01/18	570	641	0.52
5.50%, 04/01/19	2,050	2,456	1.99
State of California, G.O. Sales Tax Rev. Bonds, Series A (NATL-RE FGIC Insured), 5.25%, 07/01/14	500	504	0.41
Successor Agcy. Rancho Mirage Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured):
4.00%, 04/01/16	340	360	0.29
4.00%, 04/01/17	350	376	0.30
Successor Agcy. to the Richmond County Redev. Agcy., Tax Increment Allocation Ref. Bonds, Series A (BAM Insured), 5.00%, 09/01/19	525	605	0.49
Tuolumne Wind Project Auth., Energy Res. Auth. Imps. Rev. Bonds, Series A, 5.00%, 01/01/15	100	103	0.08
Turlock Irrigation Dist., Energy Res. Auth. Rev. Ref. Bonds, 5.00%, 01/01/17	300	334	0.27
Univ. of California, College & Univ. Imps. Rev. Bonds, Series AB, 5.00%, 05/15/16	350	384	0.31
Univ. of California, College & Univ. Rev. Ref. Bonds, Series E, 5.00%, 05/15/16	200	219	0.18
_______________________
		89,764	72.65
_______________________
Colorado - 0.28%
City & County of Denver, Port, Airport & Marina Imps. Rev. Ref. Bonds, Series B, 5.00%, 11/15/17	300	341	0.28
_______________________
		341	0.28
_______________________
Florida - 1.74%
Citizens Prop. Insurance Corp., Cash Flow Mgmt. Misc. Rev. Bonds, Series A-1, 5.00%, 06/01/18	600	681	0.55
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, 1.77%, 06/01/14[1]	700	701	0.57
Citizens Prop. Insurance Corp., Misc. Purposes Rev. Bonds, Series A-1, 5.00%, 06/01/19	100	115	0.09
Florida Hurricane Catastrophe Fund Fin. Corp., Misc. Purposes Rev. Bonds, Series A, 5.00%, 07/01/16	600	658	0.53
_______________________
		2,155	1.74
_______________________

See Notes to Financial Statements	47

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds & notes—continued
Guam - 0.27%
Territory of Guam, Cash Flow Mgmt., Misc. Rev. Bonds, Series A, 5.00%, 01/01/17	$300	$333	0.27%
_______________________
		333	0.27
_______________________
Illinois - 0.46%
Illinois State Toll Highway Auth., Highway Tolls Rev. Ref. Bonds, Series B, 5.00%, 12/01/17	500	573	0.46
_______________________
		573	0.46
_______________________
Louisiana - 0.16%
Louisiana Housing Fin. Agcy., Loc. or GTD Housing Rev. Bonds (GNMA/FNMA COLL Insured), 4.60%, 12/01/28	180	193	0.16
_______________________
		193	0.16
_______________________
Massachusetts - 0.14%
Commonwealth of Massachusetts, G.O. Misc. Tax Public Imps. Rev. Bonds, Series D, 0.55%, 01/01/18[1]	175	176	0.14
_______________________
		176	0.14
_______________________
Mississippi - 0.39%
Jackson State Univ. Educ. Building Corp., College & Univ. Imps. Lease Rev. Bonds (Mandatory Put 03/01/15 @ 100) (AGM Insured), 5.00%, 03/01/34[1]	465	482	0.39
_______________________
		482	0.39
_______________________
Oregon - 0.49%
Oregon State Facs. Auth., Health Care Facs. Rev. Ref. Bonds (Mandatory Put 09/15/18 @ 100), 1.12%, 10/01/22[1]	600	603	0.49
_______________________
		603	0.49
_______________________
Puerto Rico - 0.89%
Puerto Rico Ind. Tourist Educ. Medical & Environmental Control Facs. Fncg. Auth., College & Univ. Imps. Rev. Ref. Bonds:
5.00%, 10/01/17	250	262	0.21
5.00%, 10/01/18	800	840	0.68
_______________________
		1,102	0.89
_______________________
Total bonds & notes (cost: $94,230,077)		95,722	77.47
_______________________
Short-term securities - 22.66%
California Health Facs. Fncg. Auth., Special Assessment Rev. Ref. Bonds, Series B, 0.07%, 09/01/38[1]	1,720	1,720	1.40
California Muni. Fin. Auth., Ind. Imps. Rev. Bonds:[1]
0.06%, 11/01/35	1,800	1,800	1.46
0.05%, 11/01/35	1,375	1,375	1.11
California Pollution Control Fncg. Auth., Energy Res. Auth. Rev. Ref. Bonds:[1]
0.08%, 11/01/26	1,500	1,500	1.21
0.06%, 11/01/26	3,800	3,800	3.08

See Notes to Financial Statements	48

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities—continued
California Statewide Comms. Dev. Auth., Health Care Facs. Rev. Ref. Bonds, Series C, 0.07%, 08/15/27[1]	$3,600	$3,600	2.91%
City of Irvine California, Public Imps. Special Assessment Bonds, Series A, 0.06%, 09/02/29[1]	768	768	0.62
City of Irvine California, Public Imps. Special Assessment Bonds, Series B, 0.06%, 09/02/29[1]	5,100	5,100	4.13
Irvine Unified School Dist., School Imps. Special Tax Bonds, 0.07%, 09/01/51[1]	1,643	1,643	1.33
Los Angeles Dept. of Water & Power, Energy Res. Auth. Rev. Ref. Bonds, Sub-Series A-1, 0.11%, 07/01/35[1]	3,000	3,000	2.43
Metropolitan Water Dist. of Southern California, Water Rev. Ref. Bonds, Series B-3, 0.05%, 07/01/35[1]	1,900	1,900	1.54
State of California, G.O. Sales Tax Rev. Bonds, Series C, 0.06%, 07/01/23[1]	1,785	1,785	1.44
_______________________
Total Short-term securities (cost: $27,991,000)		27,991	22.66
_______________________
Total investment securities (cost: $122,221,077)		123,713	100.13
Other assets less liabilities		(156)	(0.13)
_______________________
Net assets		$123,557	100.00%
_______________________
_______________________

[1]			Coupon rate may change periodically. For short-term securities, the date of the next scheduled coupon rate change is considered to be the maturity date.

Key to abbreviations
Agcy.	= Agency
AGM	= Assured Guaranty Municipal Corporation
Auth.	= Authority
CA Mtg. Ins.	= California Mortgage Insurance
Certs. of Part.	= Certificates of Participation
COLL	= Collateral
Comm.	= Community
Comms.	= Communities
Corp.	= Corporation
Corps.	= Corporations
Dept.	= Department
Dev.	= Development
Dist.	= District
Econ.	= Economic
Educ.	= Educational
Facs.	= Facilities
FGIC	= Financial Guaranty Insurance Company
Fin.	= Finance
Fncg.	= Financing
FNMA	= Federal National Mortgage Association
GNMA	= Government National Mortgage Association
G.O.	= General Obligation
Govt.	= Government
GTD	= Guaranteed
Imps.	= Improvements
Ind.	= Industrial

See Notes to Financial Statements	49

Capital Group California Short-Term Municipal Fund
Schedule of Investments
at April 30, 2014 (unaudited)

Loc.	= Local
Mgmt.	= Management
Misc.	= Miscellaneous
Muni.	= Municipal
NATL-RE	= National Reinsurance
Prop.	= Property
Redev.	= Redevelopment
Ref.	= Refunding
Res.	= Resource
Ress.	= Resources
Rev.	= Revenue
St.	= State
Trans.	= Transportation
Univ.	= University
Util.	= Utility

See Notes to Financial Statements	50

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments - 93.36%
U.S. government & government agency bonds & notes - 52.01%
Fannie Mae:
0.375%, 07/05/16	$1,000	$999	0.33%
1.25%, 09/28/16	1,000	1,016	0.33
1.25%, 01/30/17	1,445	1,463	0.48
1.00%, 11/15/17	4,645	4,599	1.50
0.875%, 05/21/18	500	489	0.16
Federal Home Loan Banks:
1.00%, 06/21/17	600	601	0.20
1.875%, 03/13/20	2,910	2,877	0.94
Freddie Mac:
5.00%, 07/15/14	1,000	1,010	0.33
0.75%, 11/25/14	1,025	1,029	0.34
0.50%, 08/28/15	2,500	2,512	0.82
4.75%, 01/19/16	2,000	2,156	0.70
2.50%, 05/27/16	1,000	1,042	0.34
1.00%, 06/29/17	500	500	0.16
4.875%, 06/13/18	500	570	0.19
U.S. Treasury Bonds:
7.625%, 02/15/25	750	1,100	0.36
3.625%, 02/15/44	3,510	3,614	1.18
U.S. Treasury Inflation Indexed Bonds:
0.125%, 04/15/16	1,058	1,089	0.36
2.375%, 01/15/17	384	421	0.14
0.125%, 04/15/18	1,016	1,044	0.34
0.375%, 07/15/23	504	505	0.16
2.00%, 01/15/26	592	684	0.22
U.S. Treasury Notes:
2.375%, 09/30/14	2,500	2,524	0.82
4.00%, 02/15/15	2,575	2,655	0.87
1.25%, 09/30/15	9,430	9,572	3.12
4.50%, 02/15/16	500	537	0.18
2.625%, 02/29/16	6,075	6,329	2.07
0.375%, 03/15/16	12,510	12,515	4.08
1.50%, 06/30/16	7,020	7,173	2.34
1.50%, 07/31/16	9,965	10,183	3.32
0.625%, 08/15/16	1,000	1,002	0.33
1.00%, 09/30/16	1,000	1,010	0.33
0.625%, 11/15/16	2,750	2,747	0.90
4.625%, 02/15/17	4,000	4,426	1.44
1.00%, 03/31/17	1,000	1,004	0.33
0.875%, 04/30/17	1,000	1,000	0.33
4.50%, 05/15/17	21,770	24,130	7.88
8.75%, 05/15/17	490	606	0.20
1.875%, 08/31/17	8,480	8,713	2.84
0.75%, 03/31/18	500	489	0.16
3.875%, 05/15/18	1,000	1,101	0.36
1.375%, 06/30/18	250	250	0.08
4.00%, 08/15/18	4,000	4,432	1.45
1.25%, 10/31/18	500	494	0.16
1.50%, 12/31/18	3,855	3,839	1.25
1.625%, 03/31/19	1,000	998	0.33
1.25%, 04/30/19	500	490	0.16
1.00%, 09/30/19	500	478	0.16
See Notes to Financial Statements	51

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
U.S. government & government agency bonds & notes—continued
1.375%, 05/31/20	$1,000	$964	0.31%
2.00%, 11/30/20	1,000	990	0.32
2.25%, 03/31/21	1,500	1,503	0.49
3.125%, 05/15/21	2,000	2,118	0.69
2.00%, 02/15/23	2,000	1,914	0.62
1.75%, 05/15/23	1,000	933	0.30
2.50%, 08/15/23	1,050	1,041	0.34
2.75%, 11/15/23	2,250	2,274	0.74
2.75%, 02/15/24	9,495	9,574	3.13
_______________________
Total U.S. government & government agency bonds & notes		159,328	52.01
_______________________
Mortgage-backed obligations - 13.92%
Commercial mortgage-backed securities - 7.05%
Aventura Mall Trust, Series 144A, 3.8674%, 12/05/32[1,2]	150	157	0.05
Bear Stearns Commercial Mortgage Securities, 5.53%, 09/11/41	174	174	0.06
Commercial Mortgage Pass-Through Certificates:
5.467%, 09/15/39	1,390	1,506	0.49
5.695%, 09/15/40[1]	720	796	0.26
Commercial Mortgage Trust, 5.292%, 12/10/46	358	392	0.13
DBUBS Mortgage Trust, Series 144A:[2]
3.386%, 07/10/44	750	784	0.26
3.742%, 11/10/46	1,549	1,620	0.53
Fannie Mae Aces, 1.4513%, 02/25/18	1,103	1,099	0.36
Greenwich Capital Commercial Funding Corp., 5.444%, 03/10/39	350	383	0.12
GS Mortgage Securities Corp. II, 1.468%, 08/10/44	229	230	0.07
Hilton USA Trust, Series 144A:[2]
2.662%, 11/05/30	480	485	0.16
3.367%, 11/05/30	725	737	0.24
JPMorgan Chase Commercial Mortgage Securities Corp.:
4.895%, 09/12/37	500	518	0.17
5.44%, 05/15/45	650	710	0.23
5.372%, 05/15/47	660	694	0.23
5.895%, 02/12/49[1]	650	720	0.23
JPMorgan Chase Commercial Mortgage Securities Corp., Series 144A, 3.6727%, 02/15/46[2]	363	381	0.12
JPMorgan Chase Commercial Mortgage Securities Trust, 5.85%, 02/15/51[1]	348	391	0.13
LB-UBS Commercial Mortgage Trust:
5.387%, 02/15/40	690	760	0.25
5.493%, 02/15/40[1]	680	732	0.24
6.035%, 07/15/44[1]	406	451	0.15
6.37%, 09/15/45[1]	500	572	0.19
Merrill Lynch Mortgage Trust, 6.0324%, 06/12/50[1]	730	813	0.26
ML-CFC Commercial Mortgage Trust, 6.0908%, 08/12/49[1]	550	614	0.20
Morgan Stanley Capital I:
5.376%, 11/14/42[1]	345	361	0.12
5.319%, 12/15/43	473	516	0.17
Structured Agency Credit Risk Debt Notes, 1.1523%, 02/25/24[1]	246	248	0.08
Wachovia Bank Commercial Mortgage Trust:
5.118%, 07/15/42[1]	997	1,038	0.34
5.342%, 12/15/43	1,650	1,807	0.59
5.466%, 01/15/45[1]	510	547	0.18

See Notes to Financial Statements	52

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Mortgage-backed obligations—continued
Commercial mortgage-backed securities—continued
5.591%, 04/15/47[1]	$510	$561	0.18%
5.934%, 06/15/49[1]	725	801	0.26
_______________________
		21,598	7.05
_______________________
Federal agency mortgage-backed obligations - 6.87%
Fannie Mae:
4.50%, 07/01/19	99	105	0.03
4.50%, 03/01/20	517	549	0.18
2.717%, 02/25/22	500	497	0.16
3.50%, 10/01/25	4,938	5,210	1.70
2.50%, 11/01/27	1,468	1,481	0.49
2.50%, 12/01/27	514	519	0.17
5.50%, 04/25/37	97	106	0.03
5.50%, 09/01/38	1,147	1,269	0.41
5.00%, 06/01/41	1,405	1,547	0.50
5.00%, 08/01/41	383	422	0.14
3.173%, 09/01/41[1]	231	241	0.08
3.50%, 12/01/99 TBA	2,985	3,010	0.98
6.00%, 12/01/99 TBA	250	279	0.09
Freddie Mac:
1.873%, 01/25/18	378	386	0.13
2.699%, 05/25/18	790	821	0.27
2.303%, 09/25/18	2,350	2,401	0.78
3.034%, 10/25/20[1]	495	513	0.17
3.974%, 01/25/21[1]	524	567	0.19
2.373%, 05/25/22	500	483	0.16
6.00%, 02/15/37	64	70	0.02
Ginnie Mae:
4.50%, 01/20/40	161	175	0.06
5.075%, 02/20/64	350	383	0.13
_______________________
		21,034	6.87
_______________________
Total mortgage-backed obligations		42,632	13.92
_______________________
Corporate bonds & notes - 22.43%
Banks - 2.88%
Bank of America Corp.:
2.60%, 01/15/19	715	719	0.24
3.30%, 01/11/23	165	160	0.05
4.00%, 04/01/24	250	252	0.08
Barclays Bank PLC, 2.50%, 02/20/19	1,100	1,112	0.36
BB&T Corp., 2.05%, 06/19/18	670	673	0.22
BNP Paribas SA, 0.7134%, 03/17/17[1]	520	522	0.17
Citigroup, Inc.:
4.75%, 05/19/15	118	123	0.04
4.587%, 12/15/15	350	371	0.12
Goldman Sachs Group, Inc., 2.625%, 01/31/19	510	511	0.17
JP Morgan Chase & Co.:
3.40%, 06/24/15	120	124	0.04

See Notes to Financial Statements	53

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Banks—continued
1.625%, 05/15/18	$725	$718	0.24%
3.20%, 01/25/23	125	122	0.04
Morgan Stanley, 2.125%, 04/25/18	300	301	0.10
Northern Trust Corp., 4.625%, 05/01/14	300	300	0.10
Regions Financial Corp., 2.00%, 05/15/18	500	495	0.16
The Bank of New York Mellon Corp., 2.10%, 01/15/19	500	500	0.16
The Goldman Sachs Group, Inc., 3.625%, 01/22/23	350	348	0.12
The Royal Bank of Scotland PLC, 4.375%, 03/16/16	700	745	0.24
UBS AG/Stamford CT:
3.875%, 01/15/15	275	282	0.09
4.875%, 08/04/20	250	279	0.09
Wells Fargo & Co., Series I, 3.75%, 10/01/14	150	152	0.05
_______________________
		8,809	2.88
_______________________
Electric - 2.42%
Appalachian Power Co., Series S, 3.40%, 05/24/15	250	257	0.08
CMS Energy Corp., 3.875%, 03/01/24	400	409	0.13
Duke Energy Corp.:
3.95%, 10/15/23	165	172	0.06
3.75%, 04/15/24	125	127	0.04
Entergy Louisiana LLC, 1.875%, 12/15/14	350	353	0.12
Midamerican Energy Holdings Co., 5.75%, 04/01/18	300	343	0.11
Northern States Power Co., 2.60%, 05/15/23	500	476	0.16
Pacific Gas & Electric Co., 2.45%, 08/15/22	300	284	0.09
Pacificorp, 5.65%, 07/15/18	755	865	0.28
Progress Energy, Inc., 7.05%, 03/15/19	930	1,127	0.37
PSEG Power LLC, 2.75%, 09/15/16	250	260	0.08
Public Service Co. of Colorado, 3.20%, 11/15/20	300	309	0.10
Tampa Electric Co., 2.60%, 09/15/22	350	333	0.11
Virginia Electric and Power Co.:
5.40%, 04/30/18	621	706	0.23
2.95%, 01/15/22	300	298	0.10
3.45%, 02/15/24	1,075	1,088	0.36
_______________________
		7,407	2.42
_______________________
REITS - 1.87%
American Campus Communities Operating Partnership LP, 3.75%, 04/15/23	300	290	0.10
Avalonbay Communities, Inc., 3.625%, 10/01/20	385	400	0.13
AvalonBay Communities, Inc., 2.85%, 03/15/23	120	114	0.04
Corporate Office Properties LP, 5.25%, 02/15/24	345	369	0.12
DCT Industrial Operating Partnership LP, Series 144A, 4.50%, 10/15/23[2]	500	502	0.16
ERP Operating LP:
5.25%, 09/15/14	300	305	0.10
4.625%, 12/15/21	350	383	0.13
Kimco Realty Corp., 5.584%, 11/23/15	325	348	0.11
Prologis LP, 2.75%, 02/15/19	360	365	0.12
Simon Property Group LP:
4.20%, 02/01/15	300	306	0.10
2.20%, 02/01/19	655	659	0.22
UDR, Inc., 3.70%, 10/01/20	400	412	0.13

See Notes to Financial Statements	54

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
REITS—continued
WEA Finance LLC / WT Finance Aust Pty Ltd., Series 144A, 3.375%, 10/03/22[2]	$710	$718	0.23%
WEA Finance LLC, Series 144A, 4.625%, 05/10/21[2]	500	551	0.18
_______________________
		5,722	1.87
_______________________
Oil & gas - 1.60%
Anadarko Petroleum Corp., 6.375%, 09/15/17	250	289	0.10
Canadian Natural Resources Ltd., 1.45%, 11/14/14	300	302	0.10
Chevron Corp.:
0.889%, 06/24/16	500	503	0.17
1.718%, 06/24/18	430	431	0.14
Devon Energy Corp.:
2.25%, 12/15/18	225	226	0.07
3.25%, 05/15/22	350	348	0.11
Exxon Mobil Corp., 0.3849%, 03/15/19[1]	1,115	1,118	0.37
Husky Energy, Inc., 7.25%, 12/15/19	250	309	0.10
Phillips 66, 4.30%, 04/01/22	290	310	0.10
Statoil ASA:
3.125%, 08/17/17	300	316	0.10
2.45%, 01/17/23	540	512	0.17
Total Capital International SA, 2.875%, 02/17/22	230	228	0.07
_______________________
		4,892	1.60
_______________________
Pipelines - 1.44%
Enbridge, Inc.:
5.60%, 04/01/17	790	884	0.29
4.00%, 10/01/23	505	517	0.17
Enterprise Products Operating LLC, 3.90%, 02/15/24	780	790	0.26
Kinder Morgan Energy Partners LP, 3.95%, 09/01/22	690	695	0.22
Spectra Energy Partners LP, 2.95%, 09/25/18	500	515	0.17
TransCanada PipeLines Ltd., 3.40%, 06/01/15	190	196	0.06
Williams Partners LP:
3.80%, 02/15/15	300	307	0.10
4.50%, 11/15/23	495	516	0.17
_______________________
		4,420	1.44
_______________________
Diversified financial services - 1.31%
American Express Co., 0.8256%, 05/22/18[1]	500	504	0.16
Ford Motor Credit Co. LLC, 4.375%, 08/06/23	500	525	0.17
General Electric Capital Corp.:
2.45%, 03/15/17	565	585	0.19
2.30%, 04/27/17	250	258	0.08
3.10%, 01/09/23	200	198	0.07
IntercontinentalExchange Group, Inc., 4.00%, 10/15/23	970	1,010	0.33
National Rural Utilities Cooperative Finance Corp., 1.00%, 02/02/15	733	737	0.24
Woodside Finance Ltd., Series 144A, 4.60%, 05/10/21[2]	185	200	0.07
_______________________
		4,017	1.31
_______________________

See Notes to Financial Statements	55

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Beverages - 1.21%
Anheuser-Busch InBev Worldwide, Inc.:
0.587%, 07/14/14[1]	$585	$585	0.19%
4.125%, 01/15/15	300	308	0.10
Coca-Cola Co., 3.20%, 11/01/23	850	849	0.28
Pernod-Ricard SA, Series 144A, 2.95%, 01/15/17[2]	800	833	0.27
SABMiller Holdings, Inc., Series 144A, 2.45%, 01/15/17[2]	745	769	0.25
The Coca-Cola Co., 1.50%, 11/15/15	350	355	0.12
_______________________
		3,699	1.21
_______________________
Pharmaceuticals - 1.16%
Abbvie, Inc., 2.90%, 11/06/22	175	171	0.06
Eli Lilly & Co., 1.95%, 03/15/19	660	658	0.22
GlaxoSmithKline Capital PLC:
0.75%, 05/08/15	440	442	0.14
1.50%, 05/08/17	71	72	0.02
Mckesson Corp.:
0.95%, 12/04/15	45	45	0.01
3.25%, 03/01/16	310	323	0.11
Merck & Co., Inc.:
1.10%, 01/31/18	250	246	0.08
2.80%, 05/18/23	250	241	0.08
Novartis Capital Corp., 3.40%, 05/06/24	515	521	0.17
Novartis Securities Investment Ltd., 5.125%, 02/10/19	300	343	0.11
Pfizer, Inc., 0.5334%, 06/15/18[1]	500	501	0.16
_______________________
		3,563	1.16
_______________________
Media - 1.06%
CBS Corp., 1.95%, 07/01/17	200	204	0.07
Comcast Corp.:
5.85%, 11/15/15	300	324	0.11
5.70%, 05/15/18	300	346	0.11
NBCUniversal Media LLC, 5.15%, 04/30/20	350	400	0.13
News America, Inc., 4.50%, 02/15/21	350	383	0.12
The Walt Disney Co., 5.50%, 03/15/19	300	347	0.11
Time Warner, Inc.:
5.875%, 11/15/16	300	336	0.11
4.05%, 12/15/23	520	538	0.18
Viacom, Inc., 2.50%, 09/01/18	350	357	0.12
_______________________
		3,235	1.06
_______________________
Insurance - 1.03%
American International Group, Inc., 4.125%, 02/15/24	360	377	0.12
Berkshire Hathaway, 2.00%, 08/15/18	750	760	0.25
Prudential Financial, Inc.:
1.016%, 08/15/18[1]	570	571	0.19
2.30%, 08/15/18	350	354	0.11
QBE Insurance Group Ltd., Series 144A, 2.40%, 05/01/18[2]	1,125	1,106	0.36
_______________________
		3,168	1.03
_______________________

See Notes to Financial Statements	56

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Telecommunications - 0.71%
AT&T, Inc.:
0.90%, 02/12/16	$200	$201	0.07%
2.40%, 08/15/16	200	206	0.07
Deutsche Telekom International Finance BV, Series 144A, 2.25%, 03/06/17[2]	500	513	0.17
Verizon Communications, Inc.:
1.25%, 11/03/14	200	201	0.06
5.15%, 09/15/23	940	1,038	0.34
_______________________
		2,159	0.71
_______________________
Healthcare-services - 0.58%
Aetna, Inc., 1.50%, 11/15/17	350	351	0.11
Humana, Inc., 3.15%, 12/01/22	300	292	0.10
UnitedHealth Group, Inc.:
1.40%, 10/15/17	250	250	0.08
2.75%, 02/15/23	285	274	0.09
WellPoint, Inc.:
2.30%, 07/15/18	285	288	0.09
4.35%, 08/15/20	300	324	0.11
_______________________
		1,779	0.58
_______________________
Retail - 0.56%
CVS Caremark Corp., 4.00%, 12/05/23	200	208	0.07
Dollar General Corp., 3.25%, 04/15/23	175	166	0.06
Home Depot, Inc., 4.40%, 04/01/21	350	390	0.13
Starbucks Corp., 2.00%, 12/05/18	190	190	0.06
Target Corp., 6.00%, 01/15/18	350	405	0.13
Wal-Mart Stores, Inc., 5.80%, 02/15/18	300	346	0.11
_______________________
		1,705	0.56
_______________________
Mining - 0.52%
BHP Billiton Finance USA Ltd.:
1.125%, 11/21/14	300	301	0.10
1.625%, 02/24/17	510	519	0.17
Rio Tinto Finance USA PLC, 2.25%, 12/14/18	510	514	0.16
Teck Resources Ltd., 3.15%, 01/15/17	260	271	0.09
_______________________
		1,605	0.52
_______________________
Food - 0.44%
ConAgra Foods, Inc., 1.90%, 01/25/18	350	349	0.11
General Mills, Inc., 0.5859%, 05/16/14[1]	500	500	0.16
Kraft Foods Group, Inc., 3.50%, 06/06/22	500	509	0.17
_______________________
		1,358	0.44
_______________________
Chemicals - 0.39%
Ecolab, Inc., 3.00%, 12/08/16	180	189	0.06
Ei Du Pont De Nemours & Co., 2.80%, 02/15/23	350	338	0.11

See Notes to Financial Statements	57

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Chemicals—continued
The Dow Chemical Co., 4.125%, 11/15/21	$617	$653	0.22%
_______________________
		1,180	0.39
_______________________
Biotechnology - 0.34%
Amgen, Inc., 1.875%, 11/15/14	250	252	0.08
Gilead Sciences, Inc.:
2.40%, 12/01/14	100	101	0.03
3.05%, 12/01/16	80	84	0.03
4.40%, 12/01/21	550	601	0.20
_______________________
		1,038	0.34
_______________________
Agriculture - 0.33%
Altria Group, Inc.:
2.85%, 08/09/22	250	238	0.08
2.95%, 05/02/23	200	188	0.06
4.00%, 01/31/24	580	592	0.19
_______________________
		1,018	0.33
_______________________
Transportation - 0.31%
Burlington Northern Santa Fe LLC, 3.00%, 03/15/23	150	145	0.05
Canadian National Railway Co.:
5.55%, 05/15/18	50	57	0.02
2.85%, 12/15/21	200	200	0.06
Union Pacific Corp.:
2.25%, 02/15/19	120	121	0.04
2.75%, 04/15/23	450	429	0.14
_______________________
		952	0.31
_______________________
Cosmetics/Personal Care - 0.26%
The Procter & Gamble Co., 1.80%, 11/15/15	790	806	0.26
_______________________
		806	0.26
_______________________
Healthcare-products - 0.26%
Baxter International, Inc., 3.20%, 06/15/23	195	191	0.06
Johnson & Johnson, 0.3259%, 05/15/14[1]	300	300	0.10
Medtronic, Inc., 3.625%, 03/15/24	300	307	0.10
_______________________
		798	0.26
_______________________
Aerospace/Defense - 0.26%
EADS Finance BV, Series 144A, 2.70%, 04/17/23[2]	300	286	0.09
The Boeing Co., 0.95%, 05/15/18	350	339	0.11
United Technologies Corp., 3.10%, 06/01/22	170	172	0.06
_______________________
		797	0.26
_______________________
Software - 0.25%
Oracle Corp.:

See Notes to Financial Statements	58

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Corporate bonds & notes—continued
Software—continued
1.20%, 10/15/17	$250	$249	0.08%
2.375%, 01/15/19	500	509	0.17
_______________________
		758	0.25
_______________________
Distribution/Wholesale - 0.24%
Glencore Funding LLC, Series 144A, 1.5865%, 01/15/19[1,2]	750	750	0.24
_______________________
		750	0.24
_______________________
Environmental Control - 0.23%
Republic Services, Inc., 5.00%, 03/01/20	350	387	0.12
Waste Management, Inc., 4.60%, 03/01/21	300	327	0.11
_______________________
		714	0.23
_______________________
Auto Manufacturers - 0.20%
Daimler Finance North America LLC, Series 144A, 1.0854%, 08/01/18[1,2]	350	354	0.12
Toyota Motor Credit Corp., 1.75%, 05/22/17	250	255	0.08
_______________________
		609	0.20
_______________________
Miscellaneous manufacturing - 0.16%
Danaher Corp., 2.30%, 06/23/16	200	206	0.07
General Electric Co., 2.70%, 10/09/22	300	294	0.09
_______________________
		500	0.16
_______________________
Computers - 0.13%
International Business Machines Corp., 5.70%, 09/14/17	350	401	0.13
_______________________
		401	0.13
_______________________
Commercial Services - 0.11%
Catholic Health Initiatives, 1.60%, 11/01/17	350	344	0.11
_______________________
		344	0.11
_______________________
Office/Business Equip - 0.09%
Xerox Corp., 2.95%, 03/15/17	250	261	0.09
_______________________
		261	0.09
_______________________
Internet - 0.08%
Google, Inc., 1.25%, 05/19/14	250	250	0.08
_______________________
		250	0.08
_______________________
Total corporate bonds & notes		68,714	22.43
_______________________
Municipals - 2.72%
City of Detroit, G.O. Public Imps. Prop. Tax Bonds, Series A-1 (NATL-RE Insured), 5.375%, 04/01/18	700	689	0.22
County of Harris, Highway Rev. Tolls Ref. Bonds, 1.061%, 08/15/16	1,000	1,006	0.33

See Notes to Financial Statements	59

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Bonds, notes & other debt investments—continued
Municipals—continued
Detroit, G.O., Series A (AGM Insured), 5.00%, 04/01/16	$50	$50	0.02%
Detroit, G.O., Series A (Assured GTY Insured), 5.00%, 04/01/22	50	48	0.02
Hurricane Catastrophe Fund Fin. Corp., Misc. Rev. Bonds, Series A, 2.995%, 07/01/20	3,000	3,005	0.98
New Jersey Trans. Trust Fund Auth., Appropriations Rev. Ref. Bonds, Series B:
1.087%, 12/15/16	2,350	2,360	0.77
1.758%, 12/15/18	350	345	0.11
State of Illinois, G.O. School Imps. Misc. Rev. Bonds, 4.422%, 04/01/15	300	310	0.10
Univ. of Texas System, College & Univ. Rev. Ref. Bonds, Series D, 2.616%, 08/15/15	500	514	0.17
_______________________
Total municipals		8,327	2.72
_______________________
Government & government agency bonds & notes outside the U.S. - 0.05%
European Investment Bank, 3.125%, 06/04/14	160	160	0.05
_______________________
Total government & government agency bonds & notes outside the U.S.		160	0.05
_______________________
Asset-backed obligations - 2.23%
AEP Texas Central Transition Fndg. LLC, 5.09%, 07/01/17	41	42	0.01
AmeriCredit Automobile Receivables Trust, 0.57%, 07/10/17	740	741	0.24
Avis Budget Rental Car Funding AESOP LLC, Series 144A:[2]
1.92%, 09/20/19	1,000	994	0.33
2.97%, 02/20/20	1,340	1,383	0.45
Chesapeake Funding LLC, Series 144A, 0.5725%, 03/07/26[1,2]	200	200	0.07
Hertz Fleet Lease Funding LP, Series 144A:[1,2]
0.572%, 04/10/28	575	575	0.19
0.922%, 04/10/28	300	300	0.10
Hertz Vehicle Financing LLC, Series 144A, 1.12%, 08/25/17[2]	1,600	1,602	0.52
Santander Drive Auto Receivables Trust, 0.87%, 01/16/18	310	311	0.10
Trade MAPS 1 Ltd., Series 144A:[1,2]
0.85%, 12/10/18	430	431	0.14
1.40%, 12/10/18	250	252	0.08
_______________________
Total asset-backed obligations		6,831	2.23
_______________________
Total bonds & notes (cost: $282,808,012)		285,992	93.36
_______________________
Short-term securities - 6.92%
Emerson Electric Co., 0.11%, 06/30/14[3]	3,000	3,000	0.98
Federal Home Loan Banks:[3]
0.065%, 05/16/14	2,000	2,000	0.65
0.04%, 05/23/14	8,800	8,800	2.87
General Electric Co., 0.06%, 05/01/14[3]	3,000	3,000	0.98
The Walt Disney Co., 0.09%, 07/15/14[3]	4,400	4,399	1.44
_______________________
Total Short-term securities (cost: $21,198,356)		21,199	6.92
_______________________

See Notes to Financial Statements	60

Capital Group Core Bond Fund
Schedule of Investments
at April 30, 2014 (unaudited)

Total investment securities (cost: $304,006,368)	307,191	100.28
Other assets less liabilities	(858)	(0.28)
_______________________
Net assets	$306,333	100.00%
_______________________
_______________________

[1]	Indicates a variable rate security. The interest rate shown reflects the rate in effect at April 30, 2014.
[2]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 2014, the aggregate market value of these securities amounted to $16,483,831, representing 5.38% of net assets.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

Key to abbreviations
AGM	= Assured Guaranty Municipal Corporation
Co.	= Company
Corp.	= Corporation
Fndg.	= Funding
G.O.	= General Obligation
GTY	= Guaranty
Imps.	= Improvements
Inc.	= Incorporated
Ltd.	= Limited
Mgmt.	= Management
Misc.	= Miscellaneous
Prop.	= Property
Ref.	= Refunding
REITS	= Real Estate Investment Trusts
Rev.	= Revenue
TBA	= To be announced
Univ.	= University

See Notes to Financial Statements	61

Capital Group Global Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 94.07%
Industrials - 16.50%
Nielsen Holdings NV	147,000	$6,902	1.52%
Eaton Corp. PLC	86,800	6,305	1.39
The Boeing Co.	41,500	5,354	1.18
SMC Corp.	20,500	4,867	1.08
United Technologies Corp.	40,100	4,745	1.05
FANUC Corp.	26,000	4,679	1.03
Norfolk Southern Corp.	41,700	3,942	0.87
Caterpillar, Inc.	32,500	3,426	0.76
Danaher Corp.	45,300	3,324	0.73
Schneider Electric SA	34,025	3,198	0.71
Assa Abloy AB, Class B	57,454	3,056	0.68
Towers Watson & Co., Class A	24,925	2,797	0.62
Zodiac Aerospace	83,569	2,782	0.61
Hexcel Corp.[1]	64,600	2,693	0.60
B/E Aerospace, Inc.[1]	28,700	2,519	0.56
Iron Mountain, Inc.	83,995	2,389	0.53
IDEX Corp.	31,000	2,312	0.51
Jardine Matheson Holdings Ltd.	33,600	2,100	0.46
Waste Connections, Inc.	38,400	1,715	0.38
Siemens AG	11,657	1,537	0.34
Meggitt PLC	145,493	1,173	0.26
DKSH Holding AG	14,023	1,158	0.26
3M Co.	8,130	1,131	0.25
Illinois Tool Works, Inc.	3,700	315	0.07
FedEx Corp.	1,600	218	0.05
_______________________
		74,637	16.50
_______________________
Financials - 15.90%
The Goldman Sachs Group, Inc.	38,800	6,201	1.37
AIA Group Ltd.	1,242,800	6,028	1.33
Sampo OYJ, A Shares	109,893	5,473	1.21
American Tower Corp.	53,000	4,427	0.98
Sumitomo Mitsui Financial Group, Inc.	107,900	4,256	0.94
BNP Paribas SA	55,261	4,156	0.92
DBS Group Holdings Ltd.	297,475	4,029	0.89
CME Group, Inc.	56,800	3,998	0.88
Barclays PLC	788,425	3,362	0.74
HSBC Holdings PLC	323,229	3,304	0.73
Marsh & McLennan Cos., Inc.	65,900	3,249	0.72
Lloyds Banking Group PLC[1]	2,189,400	2,799	0.62
JPMorgan Chase & Co.	48,500	2,715	0.60
Standard Chartered PLC	115,178	2,495	0.55
ACE Ltd.	21,000	2,149	0.48
Aon PLC	18,400	1,562	0.35
HDFC Bank Ltd. (ADR)	38,400	1,538	0.34
BlackRock, Inc.	5,000	1,505	0.33
The Progressive Corp.	52,000	1,261	0.28
The Charles Schwab Corp.	44,000	1,168	0.26
UBS AG1	55,000	1,151	0.25
Svenska Handelsbanken AB, A Shares	22,511	1,134	0.25
Deutsche Wohnen AG	52,594	1,127	0.25
CaixaBank SA	181,100	1,105	0.24

See Notes to Financial Statements	62

Capital Group Global Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Financials—continued
Bank of China Ltd., Class H	2,445,300	$1,079	0.24%
BOC Hong Kong Holdings Ltd.	171,500	507	0.11
Sun Hung Kai Properties Ltd.	13,000	164	0.04
_______________________
		71,942	15.90
_______________________
Information Technology - 14.97%
Keyence Corp.	16,500	6,356	1.40
VeriSign, Inc.[1]	114,710	5,412	1.20
Hamamatsu Photonics K.K.	84,700	3,811	0.84
ASML Holding NV	43,922	3,625	0.80
Avago Technologies Ltd.	56,300	3,575	0.79
Google, Inc., Class A1	6,470	3,461	0.76
Google, Inc., Class C1	6,510	3,429	0.76
Gemalto NV	31,099	3,486	0.77
Apple, Inc.	5,295	3,124	0.69
Jack Henry & Associates, Inc.	56,600	3,122	0.69
Automatic Data Processing, Inc.	36,300	2,830	0.62
Texas Instruments, Inc.	59,815	2,719	0.60
Samsung Electronics Co. Ltd. (GDR)	5,294	2,657	0.59
Visa, Inc., A Shares	11,500	2,330	0.51
QUALCOMM, Inc.	26,600	2,094	0.46
Microsoft Corp.	48,100	1,943	0.43
Oracle Corp.	60,500	2,561	0.56
TE Connectivity Ltd.	27,400	1,616	0.36
Murata Manufacturing Co. Ltd.	18,800	1,563	0.35
Trend Micro, Inc.	48,200	1,558	0.34
Jabil Circuit, Inc.	80,400	1,388	0.31
Hitachi Ltd.	182,000	1,294	0.29
Broadcom Corp., Class A	36,100	1,112	0.25
Accenture PLC, Class A	11,700	939	0.21
Genpact Ltd.[1]	45,900	774	0.17
Infosys Ltd. (ADR)	14,000	752	0.17
KLA-Tencor Corp.	3,400	218	0.05
_______________________
		67,749	14.97
_______________________
Consumer Discretionary - 13.73%
Comcast Corp., Class A	128,800	6,667	1.47
Newell Rubbermaid, Inc.	170,400	5,131	1.13
Cie Financiere Richemont SA	47,023	4,788	1.06
The Home Depot, Inc.	50,000	3,976	0.88
SES SA	99,492	3,748	0.83
Sirius XM Holdings, Inc.[1]	938,500	2,994	0.66
Scripps Networks Interactive, Inc., Class A	36,900	2,770	0.61
Coach, Inc.	54,500	2,433	0.54
Bayerische Motoren Werke AG	18,962	2,374	0.53
Delphi Automotive PLC	35,500	2,373	0.52
Royal Caribbean Cruises Ltd.	43,700	2,322	0.51
Daimler AG	24,443	2,264	0.50
Target Corp.	36,500	2,254	0.50
Starbucks Corp.	30,300	2,140	0.47
Denso Corp.	42,200	1,920	0.42
Liberty Global PLC, Class A1	46,900	1,868	0.41

See Notes to Financial Statements	63

Capital Group Global Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Discretionary—continued
Tiffany & Co.	21,000	$1,837	0.41%
Carnival Corp.	44,300	1,741	0.39
Wynn Macau Ltd.	430,400	1,699	0.38
Ross Stores, Inc.	21,400	1,457	0.32
Home Retail Group PLC	311,900	1,078	0.24
Inditex SA	6,452	970	0.21
NIKE, Inc., Class B	13,000	948	0.21
Nordstrom, Inc.	9,300	570	0.13
Signet Jewelers Ltd.	5,600	567	0.13
Elringklinger AG	11,160	449	0.10
Li & Fung Ltd.	294,000	429	0.09
The Walt Disney Co.	4,500	357	0.08
The New York Times Co., Class A	1,100	18	—
_______________________
		62,142	13.73
_______________________
Health Care - 12.70%
Gilead Sciences, Inc.[1]	137,500	10,792	2.39
Novo Nordisk A/S, Class B	156,954	7,121	1.57
Bayer AG	43,977	6,103	1.35
Seattle Genetics, Inc.[1]	140,600	5,410	1.20
Express Scripts Holding Co.[1]	81,100	5,400	1.19
Bristol-Myers Squibb Co.	106,850	5,352	1.18
Novartis AG	39,894	3,467	0.77
Cerner Corp.[1]	61,700	3,165	0.70
Roche Holding AG	9,430	2,772	0.61
AbbVie, Inc.	47,700	2,484	0.55
Essilor International SA	16,200	1,734	0.38
UnitedHealth Group, Inc.	20,400	1,531	0.34
Sysmex Corp.	43,500	1,376	0.30
Ironwood Pharmaceuticals, Inc.[1]	39,600	437	0.10
DaVita Health Care Partners, Inc.[1]	4,800	333	0.07
_______________________
		57,477	12.70
_______________________
Consumer Staples - 6.28%
Unilever PLC	117,900	5,279	1.17
Nestle SA	62,859	4,861	1.07
Pernod-Ricard SA	34,743	4,171	0.92
The Procter & Gamble Co.	26,800	2,212	0.49
Imperial Tobacco Group PLC	47,414	2,050	0.45
Diageo PLC	63,100	1,935	0.43
Danone SA	23,325	1,724	0.38
Philip Morris International, Inc.	19,600	1,674	0.37
Ajinomoto Co., Inc.	105,000	1,548	0.34
L'Oreal SA	8,300	1,429	0.32
Coca-Cola Amatil Ltd.	111,448	964	0.21
Nestle SA (ADR)	7,600	587	0.13
_______________________
		28,434	6.28
_______________________
Materials - 5.96%
Monsanto Co.	38,200	4,229	0.93
Air Liquide SA	19,352	2,771	0.61

See Notes to Financial Statements	64

Capital Group Global Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
BHP Billiton Ltd.	76,929	$2,710	0.60%
Rio Tinto PLC	49,800	2,707	0.60
The Mosaic Co.	48,600	2,432	0.54
The Dow Chemical Co.	41,900	2,091	0.46
Allegheny Technologies, Inc.	50,500	2,080	0.46
Syngenta AG	4,782	1,899	0.42
Amcor Ltd.	190,180	1,821	0.40
First Quantum Minerals Ltd.	82,993	1,653	0.37
Air Products & Chemicals, Inc.	13,800	1,622	0.36
Nucor Corp.	9,200	476	0.11
Ecolab, Inc.	4,500	471	0.10
_______________________
		26,962	5.96
_______________________
Energy - 5.86%
Schlumberger Ltd.	64,900	6,591	1.46
Noble Energy, Inc.	64,000	4,594	1.01
Chevron Corp.	35,600	4,468	0.99
Halliburton Co.	45,100	2,844	0.63
Seadrill Ltd.	72,317	2,528	0.56
Ensco PLC, Class A	41,900	2,114	0.47
Cenovus Energy, Inc.	58,000	1,728	0.38
Enbridge, Inc.	28,300	1,366	0.30
Cobalt International Energy, Inc.[1]	15,300	275	0.06
_______________________
		26,508	5.86
_______________________
Telecommunication Services - 1.61%
SoftBank Corp.	54,300	4,030	0.89
Singapore Telecommunications Ltd.	711,000	2,173	0.48
Verizon Communications, Inc.	23,500	1,098	0.24
_______________________
		7,301	1.61
_______________________
Utilities - 0.56%
National Grid PLC	179,700	2,550	0.56
_______________________
		2,550	0.56
_______________________
Total Common Stocks (cost: $342,906,923)		425,702	94.07
_______________________
Warrants - —%
Financials - —%
Sun Hung Kai Properties Ltd. Exp.04/22/2016[1]	1,083	1	—

Total Warrants (cost: $—)[2]		1	—
_______________________

See Notes to Financial Statements	65

Capital Group Global Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 7.03%
John Deere Credit Ltd., 0.08%, 05/14/14[3]	$9,000	$9,000	1.99%
BNP Paribas SA, 0.071%, 05/01/14[3]	8,600	8,600	1.90
Federal Home Loan Banks, 0.04%, 05/23/14[3]	7,000	7,000	1.55
American Honda Financial Corp., 0.11%, 07/08/14[3]	5,300	5,299	1.17
Old Line Funding LLC, 0.17%, 06/11/14[3]	1,900	1,899	0.42
_______________________
Total Short-term securities (cost: $31,798,100)		31,798	7.03
_______________________
Total investment securities (cost: $374,705,023)		457,501	101.10
Other assets less liabilities		(4,994)	(1.10)
_______________________
Net assets		$452,507	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Amount rounds to less than $1,000.
[3]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements	66

Capital Group Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 90.11%
Financials - 18.12%
Lloyds Banking Group PLC[1]	27,202,800	$34,778	2.20%
AIA Group Ltd.	7,055,000	34,219	2.17
Sumitomo Mitsui Financial Group, Inc.	858,300	33,857	2.15
Sampo OYJ, A Shares	646,502	32,197	2.04
BNP Paribas SA	297,462	22,370	1.42
Standard Chartered PLC	853,283	18,486	1.17
Barclays PLC	4,242,350	18,088	1.15
DBS Group Holdings Ltd.	1,275,582	17,277	1.09
HSBC Holdings PLC	1,597,221	16,324	1.03
UBS AG1	485,170	10,155	0.64
Svenska Handelsbanken AB, A Shares	199,378	10,044	0.64
Deutsche Wohnen AG	461,651	9,894	0.63
CaixaBank SA	1,618,611	9,879	0.63
Bank of China Ltd., Class H	18,235,000	8,045	0.51
Prudential PLC	292,700	6,733	0.43
HDFC Bank Ltd. (ADR)	85,800	3,436	0.22
_______________________
		285,782	18.12
_______________________
Information Technology - 13.33%
Keyence Corp.	90,900	35,017	2.22
Hamamatsu Photonics K.K.	718,100	32,315	2.05
Gemalto NV	279,052	31,278	1.98
ASML Holding NV	284,812	23,504	1.49
Samsung Electronics Co. Ltd. (GDR)	39,348	19,727	1.25
Trend Micro, Inc.	529,000	17,099	1.08
Murata Manufacturing Co. Ltd.	190,300	15,821	1.00
Hitachi Ltd.	2,120,000	15,073	0.96
SAP AG	104,290	8,395	0.53
Oracle Corp.	141,400	6,507	0.41
Infosys Ltd. (ADR)	104,400	5,607	0.36
_______________________
		210,343	13.33
_______________________
Industrials - 12.82%
SMC Corp.	138,400	32,861	2.08
FANUC Corp.	181,000	32,571	2.07
Assa Abloy AB, Class B	582,382	30,981	1.96
Schneider Electric SA	242,564	22,797	1.45
Zodiac Aerospace	559,263	18,620	1.18
Meggitt PLC	2,292,412	18,489	1.17
Jardine Matheson Holdings Ltd.	277,200	17,321	1.10
DKSH Holding AG	120,334	9,934	0.63
Marubeni Corp.	1,299,000	8,665	0.55
Kawasaki Heavy Industries Ltd.	1,394,000	5,167	0.33
Kubota Corp.	371,000	4,768	0.30
_______________________
		202,174	12.82
_______________________
Consumer Discretionary - 12.63%
SES SA	1,023,425	38,554	2.44
Cie Financiere Richemont SA	263,122	26,792	1.70
Ryohin Keikaku Co. Ltd.	167,200	18,774	1.19
Daimler AG	172,159	15,948	1.01

See Notes to Financial Statements	67

Capital Group Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Discretionary—continued
Wynn Macau Ltd.	3,785,600	$14,946	0.95%
Home Retail Group PLC	3,757,000	12,978	0.82
Bayerische Motoren Werke AG	100,933	12,638	0.80
Liberty Global PLC, Class A1	311,195	12,392	0.79
Nissan Motor Co. Ltd.	1,414,000	12,129	0.77
Inditex SA	72,915	10,967	0.69
Denso Corp.	223,300	10,160	0.64
Marks & Spencer Group PLC	636,700	4,752	0.30
LVMH Moet Hennessy Louis Vuitton SA	21,438	4,220	0.27
Elringklinger AG	101,252	4,077	0.26
_______________________
		199,327	12.63
_______________________
Health Care - 10.73%
Roche Holding AG	136,841	40,230	2.55
Bayer AG	286,704	39,788	2.52
Novo Nordisk A/S, Class B	777,391	35,271	2.24
Novartis AG	341,994	29,721	1.89
Essilor International SA	112,524	12,041	0.76
Sysmex Corp.	334,600	10,587	0.67
Genmab A/S1	39,271	1,468	0.09
Novartis AG (ADR)	1,300	113	0.01
_______________________
		169,219	10.73
_______________________
Consumer Staples - 8.96%
Pernod-Ricard SA	185,781	22,306	1.41
Nestle SA	287,785	22,256	1.41
Danone SA	288,561	21,324	1.35
L'Oreal SA	92,575	15,936	1.01
Diageo PLC	453,400	13,901	0.88
Unilever PLC	290,100	12,990	0.82
Ajinomoto Co., Inc.	663,000	9,773	0.62
Coca-Cola Amatil Ltd.	1,029,827	8,908	0.57
Imperial Tobacco Group PLC	188,359	8,145	0.52
Reckitt Benckiser Group PLC	63,700	5,151	0.33
Nestle SA (ADR)	8,700	672	0.04
_______________________
		141,362	8.96
_______________________
Energy - 5.57%
Seadrill Ltd.	851,506	29,769	1.89
Tullow Oil PLC	1,137,600	16,946	1.07
Oil Search Ltd.	1,807,333	14,948	0.95
Enbridge, Inc.	271,200	13,087	0.83
Cenovus Energy, Inc.	335,900	10,006	0.64
Ensco PLC, Class A	60,500	3,052	0.19
_______________________
		87,808	5.57
_______________________
Materials - 4.82%
Koninklijke DSM NV	196,133	14,068	0.89
Amcor Ltd.	1,322,211	12,664	0.80
Syngenta AG	31,024	12,318	0.78

See Notes to Financial Statements	68

Capital Group Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Air Liquide SA	81,148	$11,619	0.74%
BHP Billiton Ltd.	296,891	10,458	0.66
First Quantum Minerals Ltd.	480,783	9,576	0.61
Rio Tinto PLC	98,800	5,371	0.34
_______________________
		76,074	4.82
_______________________
Telecommunication Services - 2.25%
SoftBank Corp.	252,300	18,727	1.19
Singapore Telecommunications Ltd.	2,940,000	8,984	0.57
Swisscom AG	12,830	7,807	0.49
_______________________
		35,518	2.25
_______________________
Utilities - 0.88%
National Grid PLC	976,800	13,863	0.88
_______________________
		13,863	0.88
_______________________
Total Common Stocks (cost: $1,298,827,184)		1,421,470	90.11
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 10.70%
3M Co., 0.07%, 06/23/14[2]	$25,900	25,897	1.64
Abbot Laboratories, 0.109%, 07/22/14[2]	21,400	21,400	1.36
Chevron Corp., 0.06%, 05/02/14[2]	1,300	1,300	0.08
Coca-Cola Co., 0.09%, 05/23/14[2]	5,100	5,100	0.32
Emerson Electric Co., 0.11%, 06/30/14[2]	22,800	22,796	1.45
Federal Farm Credit Bank, 0.09%, 08/12/14[2]	10,000	9,999	0.63
Federal Home Loan Banks:[2]
0.04%, 05/23/14	19,200	19,200	1.22
0.05%, 05/21/14	16,288	16,288	1.03
Federal Home Loan Mortgage Corp., 0.06%, 05/12/14[2]	9,800	9,800	0.62
Federal National Mortgage Association, 0.11%, 07/02/14[2]	10,500	10,499	0.67
General Electric Co., 0.01%, 05/01/14[2]	1,000	1,000	0.06
Paccar Financial Corp., 0.08%, 05/29/14[2]	8,500	8,499	0.54
The Walt Disney Co., 0.06%, 05/19/14[2]	17,000	17,000	1.08
_______________________
Total Short-term securities (cost: $168,768,873)		168,778	10.70
_______________________
Total investment securities (cost: $1,467,596,057)		1,590,248	100.81
Other assets less liabilities		(12,824)	(0.81)
_______________________
Net assets		$1,577,424	100.00%
_______________________
_______________________

See Notes to Financial Statements	69

Capital Group Non-U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts
GDR	- Global Depositary Receipts

See Notes to Financial Statements	70

Capital Group U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks - 95.95%
Industrials - 20.19%
Eaton Corp. PLC	57,000	$4,140	2.33%
Nielsen Holdings NV	81,900	3,845	2.16
Norfolk Southern Corp.	37,000	3,498	1.97
United Technologies Corp.	27,200	3,219	1.81
Danaher Corp.	41,150	3,020	1.70
The Boeing Co.	22,800	2,942	1.66
Waste Connections, Inc.	52,000	2,322	1.31
B/E Aerospace, Inc.[1]	24,800	2,177	1.22
Caterpillar, Inc.	19,400	2,045	1.15
Iron Mountain, Inc.	65,239	1,855	1.04
Towers Watson & Co., Class A	15,750	1,767	0.99
Hexcel Corp.[1]	39,300	1,638	0.92
Siemens AG (ADR)	11,900	1,569	0.88
IDEX Corp.	16,300	1,215	0.68
Emerson Electric Co.	9,600	655	0.37
_______________________
		35,907	20.19
_______________________
Information Technology - 15.76%
VeriSign, Inc.[1]	62,650	2,956	1.66
Jack Henry & Associates, Inc.	53,300	2,940	1.65
Texas Instruments, Inc.	55,700	2,532	1.42
Automatic Data Processing, Inc.	28,900	2,253	1.27
Avago Technologies Ltd.	30,910	1,963	1.10
Oracle Corp.	47,300	1,934	1.09
QUALCOMM, Inc.	22,100	1,739	0.98
Apple, Inc.	2,895	1,708	0.96
Google, Inc., Class A1	3,125	1,671	0.94
Google, Inc., Class C1	3,125	1,646	0.93
Microsoft Corp.	36,900	1,491	0.84
Visa, Inc., A Shares	5,500	1,114	0.63
Broadcom Corp., Class A	34,900	1,075	0.61
TE Connectivity Ltd.	17,900	1,056	0.59
Accenture PLC, Class A	13,125	1,053	0.59
Jabil Circuit, Inc.	51,750	893	0.50
_______________________
		28,024	15.76
_______________________
Consumer Discretionary - 15.71%
Comcast Corp., Class A	93,100	4,819	2.71
Newell Rubbermaid, Inc.	109,200	3,288	1.85
The Home Depot, Inc.	35,700	2,839	1.60
Scripps Networks Interactive, Inc., Class A	29,200	2,192	1.23
Coach, Inc.	47,400	2,116	1.19
Daimler AG (ADR)	19,375	1,793	1.01
Ross Stores, Inc.	26,075	1,775	1.00
Delphi Automotive PLC	19,700	1,317	0.74
Target Corp.	18,100	1,118	0.63
Tiffany & Co.	11,500	1,006	0.56
NIKE, Inc., Class B	13,500	985	0.55
Sirius XM Holdings, Inc.[1]	286,000	912	0.51
Carnival Corp.	22,350	879	0.49
Norwegian Cruise Line Holdings Ltd.[1]	21,100	691	0.39
Charter Communications, Inc., Class A1	4,800	651	0.37

See Notes to Financial Statements	71

Capital Group U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Consumer Discretionary—continued
Darden Restaurants, Inc.	12,900	$641	0.36%
Starbucks Corp.	8,500	600	0.34
Johnson Controls, Inc.	7,100	320	0.18
_______________________
		27,942	15.71
_______________________
Financials - 12.76%
Marsh & McLennan Cos., Inc.	66,600	3,284	1.85
The Goldman Sachs Group, Inc.	17,500	2,797	1.57
American Tower Corp.	33,300	2,781	1.57
CME Group, Inc.	34,050	2,397	1.35
JPMorgan Chase & Co.	42,100	2,357	1.33
Wells Fargo & Co.	47,050	2,335	1.31
ACE Ltd.	21,700	2,220	1.25
BB&T Corp.	44,300	1,654	0.93
Aon PLC	16,200	1,375	0.77
BlackRock, Inc.	1,840	554	0.31
The PNC Financial Services Group, Inc.	6,425	540	0.30
The Progressive Corp.	16,300	395	0.22
_______________________
		22,689	12.76
_______________________
Health Care - 11.16%
Gilead Sciences, Inc.[1]	63,100	4,953	2.79
Bristol-Myers Squibb Co.	74,700	3,742	2.10
Express Scripts Holding Co.[1]	48,500	3,229	1.82
AbbVie, Inc.	40,325	2,100	1.18
Seattle Genetics, Inc.[1]	44,175	1,700	0.96
Cerner Corp.[1]	31,700	1,626	0.91
Novo Nordisk A/S (ADR)	22,000	998	0.56
UnitedHealth Group, Inc.	11,600	870	0.49
Pfizer, Inc.	20,000	626	0.35
_______________________
		19,844	11.16
_______________________
Energy - 8.85%
Schlumberger Ltd.	39,000	3,961	2.23
Chevron Corp.	24,320	3,053	1.72
Halliburton Co.	46,550	2,936	1.65
Noble Energy, Inc.	39,500	2,835	1.59
EOG Resources, Inc.	10,800	1,058	0.60
Ensco PLC, Class A	20,185	1,018	0.57
ConocoPhillips	11,700	870	0.49
_______________________
		15,731	8.85
_______________________
Materials - 5.73%
Monsanto Co.	23,100	2,557	1.44
Air Products & Chemicals, Inc.	18,325	2,153	1.21
Allegheny Technologies, Inc.	48,300	1,990	1.12
The Dow Chemical Co.	33,800	1,687	0.95
The Mosaic Co.	20,700	1,036	0.58

See Notes to Financial Statements	72

Capital Group U.S. Equity Fund
Schedule of Investments
at April 30, 2014 (unaudited)

	Shares	Market value (000)	Percent of net assets
Common Stocks—continued
Materials—continued
Nucor Corp.	14,800	$766	0.43%
_______________________
		10,189	5.73
_______________________
Consumer Staples - 4.61%
Unilever PLC (ADR)	47,600	2,130	1.20
Philip Morris International, Inc.	22,400	1,914	1.07
Nestle SA (ADR)	23,200	1,790	1.01
The Procter & Gamble Co.	18,300	1,511	0.85
Diageo PLC (ADR)	3,900	479	0.27
PepsiCo, Inc.	4,300	369	0.21
_______________________
		8,193	4.61
_______________________
Telecommunication Services - 0.67%
Verizon Communications, Inc.	25,400	1,187	0.67
_______________________
		1,187	0.67
_______________________
Utilities - 0.51%
National Grid PLC (ADR)	12,900	917	0.51
_______________________
		917	0.51
_______________________
Total Common Stocks (cost: $130,762,322)		170,623	95.95
_______________________
	Principal amount (000)	Market value (000)	Percent of net assets
Short-term securities - 3.88%
Federal Home Loan Bank, 0.06%, 05/02/14[2]	$2,000	2,000	1.12
General Electric Co., 0.01%, 05/01/14[2]	3,300	3,300	1.86
Paccar Financial Corp., 0.01%, 05/01/14[2]	1,600	1,600	0.90
_______________________
Total Short-term securities (cost: $6,899,997)		6,900	3.88
_______________________
Total investment securities (cost: $137,662,319)		177,523	99.83
Other assets less liabilities		304	0.17
_______________________
Net assets		$177,827	100.00%
_______________________
_______________________

[1]	Non-income producing security.
[2]	Zero coupon bond; interest rate represents current yield to maturity.

ADR	- American Depositary Receipts

See Notes to Financial Statements	73

Capital Group Core Municipal Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $296,008)		$305,769
	Short-term investments, at value (cost: $11,275)		11,275
	Cash		53
	Receivables for:
	Interest	3,773
	Reimbursement from investment adviser	5
	Prepaid expenses	13
			3,791
	Total assets		320,888

Liabilities:
	Payables for:
	Purchases of investments	1,369
	Repurchases of fund's shares	8
	Investment advisory services	92
	Other accrued expenses	36
	Total liabilities		1,505
Net assets at April 30, 2014:			$319,383

Net assets consist of:
	Capital paid in on shares of beneficial interest		$309,642
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized loss		(20)
	Net unrealized appreciation		9,761
Net assets at April 30, 2014			$319,383

Shares outstanding:			30,435

Net asset value per share:			$10.49

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	74

Capital Group Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $119,091)		$121,038
	Short-term investments, at value (cost: $14,840)		14,840
	Cash		16
	Receivables for:
	Sales of fund's shares	211
	Interest	1,483
	Reimbursement from investment adviser	5
	Prepaid expenses	11
			1,710
	Total assets		137,604

Liabilities:
	Payables for:
	Purchases of investments	862
	Repurchases of fund's shares	70
	Investment advisory services	39
	Other accrued expenses	28
	Total liabilities		999
Net assets at April 30, 2014:			$136,605

Net assets consist of:
	Capital paid in on shares of beneficial interest		$134,601
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		57
	Net unrealized appreciation		1,947
Net assets at April 30, 2014			$136,605

Shares outstanding:			13,414

Net asset value per share:			$10.18

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	75

Capital Group California Core Municipal Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $205,912)		$212,409
	Short-term investments, at value (cost: $31,625)		31,625
	Cash		25
	Receivables for:
	Interest	2,279
	Reimbursement from investment adviser	2
	Prepaid expenses	2
			2,283
	Total assets		246,342

Liabilities:
	Payables for:
	Purchases of investments	2,104
	Repurchases of fund's shares	1,244
	Investment advisory services	69
	Other accrued expenses	32
	Total liabilities		3,449
Net assets at April 30, 2014:			$242,893

Net assets consist of:
	Capital paid in on shares of beneficial interest		$236,753
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized loss		(357)
	Net unrealized appreciation		6,497
Net assets at April 30, 2014			$242,893

Shares outstanding:			23,131

Net asset value per share:			$10.50

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	76

Capital Group California Short-Term Municipal Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $94,230)		$95,722
	Short-term investments, at value (cost: $27,991)		27,991
	Cash		90
	Receivables for:
	Sales of fund's shares	262
	Interest	1,044
	Reimbursement from investment adviser	4
	Prepaid expenses	2
			1,312
	Total assets		125,115

Liabilities:
	Payables for:
	Purchases of investments	252
	Repurchases of fund's shares	1,242
	Investment advisory services	36
	Other accrued expenses	28
	Total liabilities		1,558
Net assets at April 30, 2014:			$123,557

Net assets consist of:
	Capital paid in on shares of beneficial interest		$122,045
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized gain		20
	Net unrealized appreciation		1,492
Net assets at April 30, 2014			$123,557

Shares outstanding:			12,025

Net asset value per share:			$10.27

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	77

Capital Group Core Bond Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $282,808)		$285,992
	Short-term investments, at value (cost: $21,198)		21,199
	Cash		59
	Receivables for:
	Sales of investments	9,599
	Sales of fund's shares	36
	Interest	1,768
	Reimbursement from investment adviser	3
	Prepaid expenses	12
			11,418
	Total assets		318,668

Liabilities:
	Payables for:
	Purchases of investments	12,044
	Repurchases of fund's shares	170
	Investment advisory services	88
	Other accrued expenses	33
	Total liabilities		12,335
Net assets at April 30, 2014:			$306,333

Net assets consist of:
	Capital paid in on shares of beneficial interest		$303,234
	Distributions in excess of net investment income		(–)	[1]
	Accumulated net realized loss		(86)
	Net unrealized appreciation		3,185
Net assets at April 30, 2014			$306,333

Shares outstanding:			30,005

Net asset value per share:			$10.21

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	78

Capital Group Global Equity Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $342,907)			$425,703
	Short-term investments, at value (cost: $31,798)			31,798
	Cash			43
	Foreign currency, at value (cost: $71)			71
	Receivables for:
	Sales of investments	–	[1]
	Sales of fund's shares	93
	Dividends	1,153
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				1,247
	Total assets			458,862

Liabilities:
	Payables for:
	Purchases of investments	272
	Repurchases of fund's shares	5,765
	Unified fees	317
	Other accrued expenses	1
	Total liabilities			6,355
Net assets at April 30, 2014:				$452,507

Net assets consist of:
	Capital paid in on shares of beneficial interest			$362,664
	Accumulated undistributed net investment income			1,805
	Accumulated net realized gain			5,234
	Net unrealized appreciation			82,804
Net assets at April 30, 2014				$452,507

Shares outstanding:				35,356

Net asset value per share:				$12.80

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	79

Capital Group Non-U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $1,298,827)			$1,421,470
	Short-term investments, at value (cost: $168,769)			168,778
	Cash			66
	Foreign currency, at value (cost: $324)			325
	Receivables for:
	Sales of investments	44
	Sales of fund's shares	1,958
	Dividends	7,041
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				9,044
	Total assets			1,599,683

Liabilities:
	Payables for:
	Purchases of investments	20,315
	Repurchases of fund's shares	864
	Unified fees	1,079
	Other accrued expenses	1
	Total liabilities			22,259
Net assets at April 30, 2014:				$1,577,424

Net assets consist of:
	Capital paid in on shares of beneficial interest			$1,434,710
	Accumulated undistributed net investment income			10,217
	Accumulated net realized gain			9,809
	Net unrealized appreciation			122,688
Net assets at April 30, 2014				$1,577,424

Shares outstanding:				132,735

Net asset value per share:				$11.88

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	80

Capital Group U.S. Equity Fund
Statement of assets and liabilities
at April 30, 2014 (unaudited)		(dollars and shares in thousands) (except per share amounts)

Assets:
	Investment securities, at value (cost: $130,762)			$170,623
	Short-term investments, at value (cost: $6,900)			6,900
	Cash			59
	Receivables for:
	Sales of fund's shares	91
	Dividends	249
	Reimbursement from investment adviser	1
	Prepaid expenses	–	[1]
				341
	Total assets			177,923

Liabilities:
	Payables for:
	Unified fees	95
	Other accrued expenses	1
	Total liabilities			96
Net assets at April 30, 2014:				$177,827

Net assets consist of:
	Capital paid in on shares of beneficial interest			$132,526
	Accumulated undistributed net investment income			316
	Accumulated net realized gain			5,124
	Net unrealized appreciation			39,861
Net assets at April 30, 2014				$177,827

Shares outstanding:				9,371

Net asset value per share:				$18.98

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	81

Capital Group Core Municipal Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$3,746

Fees and expenses:
Investment advisory services	536
Administrative and accounting services	45
Registration fees	13
Audit and tax fees	20
Transfer agent services	10
Trustees' compensation	6
Other	3
Total fees and expenses		633
Reimbursement of fees		(21)
Net fees and expenses		612
Net investment income		3,134

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(13)
Net unrealized appreciation on investments		1,568
Net realized loss and unrealized appreciation on investments		1,555
Net increase in net assets resulting from operations		$4,689

See Notes to Financial Statements	82

Capital Group Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$1,154

Fees and expenses:
Investment advisory services	233
Administrative and accounting services	20
Registration fees	12
Audit and tax fees	20
Transfer agent services	6
Trustees' compensation	6
Other	3
Total fees and expenses		300
Reimbursement of fees		(33)
Net fees and expenses		267
Net investment income		887

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		57
Net unrealized depreciation on investments		(233)
Net realized gain and unrealized depreciation on investments		(176)
Net increase in net assets resulting from operations		$711

See Notes to Financial Statements	83

Capital Group California Core Municipal Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,770

Fees and expenses:
Investment advisory services	404
Administrative and accounting services	34
Registration fees	3
Audit and tax fees	20
Transfer agent services	6
Trustees' compensation	6
Other	3
Total fees and expenses		476
Reimbursement of fees		(15)
Net fees and expenses		461
Net investment income		2,309

Net realized loss and unrealized appreciation on investments:
Net realized loss on investments		(26)
Net unrealized appreciation on investments		2,152
Net realized loss and unrealized appreciation on investments		2,126
Net increase in net assets resulting from operations		$4,435

See Notes to Financial Statements	84

Capital Group California Short-Term Municipal Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$782

Fees and expenses:
Investment advisory services	201
Administrative and accounting services	17
Registration fees	3
Audit and tax fees	20
Transfer agent services	6
Trustees' compensation	6
Other	2
Total fees and expenses		255
Reimbursement of fees		(26)
Net fees and expenses		229
Net investment income		553

Net realized gain and unrealized depreciation on investments:
Net realized gain on investments		20
Net unrealized depreciation on investments		(44)
Net realized gain and unrealized depreciation on investments		(24)
Net increase in net assets resulting from operations		$529

See Notes to Financial Statements	85

Capital Group Core Bond Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)		(dollars in thousands)

Investment income:
Income:
Interest		$2,955

Fees and expenses:
Investment advisory services	515
Administrative and accounting services	43
Registration fees	12
Audit and tax fees	20
Transfer agent services	6
Trustees' compensation	6
Other	6
Total fees and expenses		608
Reimbursement of fees		(19)
Net fees and expenses		589
Net investment income		2,366

Net realized loss and unrealized depreciation on investments:
Net realized loss on investments		(23)
Net unrealized depreciation on investments		(52)
Net realized loss and unrealized depreciation on investments		(75)
Net increase in net assets resulting from operations		$2,291

See Notes to Financial Statements	86

Capital Group Global Equity Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $231)	$4,154
	Interest	8		4,162

	Fees and expenses:
	Unified fees	1,845
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			1,852
	Reimbursement of fees			(7)
	Net fees and expenses			1,845
	Net investment income			2,317

Net realized gain (loss) and unrealized appreciation on investments and currency:
	Net realized gain on investments			11,597
	Net realized loss on currency			(4)
	Net unrealized appreciation on investments			2,226
	Net unrealized appreciation on currency translations			1
	Net realized gain and unrealized appreciation on investments and currency			13,820
Net increase in net assets resulting from operations				$16,137

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	87

Capital Group Non-U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $1,648)	$15,832
	Interest	37		15,869

	Fees and expenses:
	Unified fees	5,263
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			5,270
	Reimbursement of fees			(7)
	Net fees and expenses			5,263
	Net investment income			10,606

Net realized gain (loss) and unrealized appreciation (depreciation) on investments and currency:
	Net realized gain on investments			19,948
	Net realized loss on currency			(101)
	Net unrealized appreciation on investments			3,860
	Net unrealized depreciation on currency translations			(12)
	Net realized gain and unrealized appreciation on investments and currency			23,695
Net increase in net assets resulting from operations				$34,301

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	88

Capital Group U.S. Equity Fund
Statement of operations
for the six months ended April 30, 2014 (unaudited)			(dollars in thousands)

Investment income:
	Income:
	Dividends (net of non-U.S. taxes of $30)	$1,627
	Interest	3		1,630

	Fees and expenses:
	Unified fees	561
	Trustees' compensation	6
	Legal fees	1
	Other	–	[1]
	Total fees and expenses			568
	Reimbursement of fees			(7)
	Net fees and expenses			561
	Net investment income			1,069

Net realized gain and unrealized appreciation on investments:
	Net realized gain on investments			5,471
	Net unrealized appreciation on investments			2,881
	Net realized gain and unrealized appreciation on investments			8,352
Net increase in net assets resulting from operations				$9,421

[1]	Amount rounds to less than $1,000.

See Notes to Financial Statements	89

Capital Group Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
	Net investment income	$3,134	$6,136
	Net realized (loss) gain on investments	(13)	69
	Net unrealized appreciation (depreciation) on investments	1,568	(6,221)
	Net increase (decrease) in net assets resulting from operations	4,689	(16)

Dividends and distributions to shareholders:
	Dividends from net investment income	(3,134)	(6,135)
	Distributions from capital gain	–	–
	Total dividends and distributions	(3,134)	(6,135)

Net capital share transactions		19,313	12,373

Total increase in net assets		20,868	6,222

Net assets:
	Beginning of period	298,515	292,293
	End of period (including distributions in excess of and undistributed net investment income: $(–)[2] and $–, respectively.)	$319,383	$298,515

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

See Notes to Financial Statements	90

Capital Group Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
	Net investment income	$887	$1,710
	Net realized gain on investments	57	212
	Net unrealized depreciation on investments	(233)	(961)
	Net increase in net assets resulting from operations	711	961

Dividends and distributions to shareholders:
	Dividends from net investment income	(887)	(1,710)
	Distributions from capital gain	(212)	(489)
	Total dividends and distributions	(1,099)	(2,199)

Net capital share transactions		663	13,560

Total increase in net assets		275	12,322

Net assets:
	Beginning of period	136,330	124,008
	End of period (including distributions in excess of and undistributed net investment income: $(–)[2] and $–, respectively.)	$136,605	$136,330

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

See Notes to Financial Statements	91

Capital Group California Core Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
	Net investment income	$2,309	$4,443
	Net realized loss on investments	(26)	(331)
	Net unrealized appreciation (depreciation) on investments	2,152	(4,374)
	Net increase (decrease) in net assets resulting from operations	4,435	(262)

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,309)	(4,443)
	Distributions from capital gain	–	(860)
	Total dividends and distributions	(2,309)	(5,303)

Net capital share transactions		13,624	24,795

Total increase in net assets		15,750	19,230

Net assets:
	Beginning of period	227,143	207,913
	End of period (including distributions in excess of and undistributed net investment income: $(–)[2] and $–, respectively.)	$242,893	$227,143

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

See Notes to Financial Statements	92

Capital Group California Short-Term Municipal Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
	Net investment income	$553	$1,022
	Net realized gain on investments	20	13
	Net unrealized depreciation on investments	(44)	(450)
	Net increase in net assets resulting from operations	529	585

Dividends and distributions to shareholders:
	Dividends from net investment income	(553)	(1,022)
	Distributions from capital gain	(13)	(57)
	Total dividends and distributions	(566)	(1,079)

Net capital share transactions		8,941	7,711

Total increase in net assets		8,904	7,217

Net assets:
	Beginning of period	114,653	107,436
	End of period (including distributions in excess of and undistributed net investment income: $(–)[2] and $–, respectively.)	$123,557	$114,653

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

See Notes to Financial Statements	93

Capital Group Core Bond Fund
Statements of changes in net assets
		(dollars in thousands)

		For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
	Net investment income	$2,366	$4,257
	Net realized (loss) gain on investments	(23)	715
	Net unrealized depreciation on investments	(52)	(7,040)
	Net increase (decrease) in net assets resulting from operations	2,291	(2,068)

Dividends and distributions to shareholders:
	Dividends from net investment income	(2,379)	(4,267)
	Distributions from capital gain	(753)	(4,489)
	Total dividends and distributions	(3,132)	(8,756)

Net capital share transactions		10,814	10,722

Total increase (decrease) in net assets		9,973	(102)

Net assets:
	Beginning of period	296,360	296,462
	End of period (including distributions in excess of and undistributed net investment income: $(–)[2] and $13, respectively.)	$306,333	$296,360

[1]	Unaudited.
[2]	Amount rounds to less than $1,000.

See Notes to Financial Statements	94

Capital Group Global Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
Net investment income	$2,317	$3,352
Net realized gain on investments and currency	11,593	1,934
Net unrealized appreciation on investments and currency	2,227	64,947
Net increase in net assets resulting from operations	16,137	70,233

Dividends and distributions to shareholders:
Dividends from net investment income	(3,426)	(2,750)
Distributions from capital gain	–	–
Total dividends and distributions	(3,426)	(2,750)

Net capital share transactions	27,356	140,045

Total increase in net assets	40,067	207,528

Net assets:
Beginning of period	412,440	204,912
End of period (including undistributed net investment income: $1,805 and $2,914, respectively.)	$452,507	$412,440

[1]	Unaudited.

See Notes to Financial Statements	95

Capital Group Non-U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
Net investment income	$10,606	$8,334
Net realized gain (loss) on investments and currency	19,847	(5,356)
Net unrealized appreciation on investments and currency	3,848	109,929
Net increase in net assets resulting from operations	34,301	112,907

Dividends and distributions to shareholders:
Dividends from net investment income	(8,308)	(1,697)
Distributions from capital gain	–	–
Total dividends and distributions	(8,308)	(1,697)

Net capital share transactions	562,535	621,501

Total increase in net assets	588,528	732,711

Net assets:
Beginning of period	988,896	256,185
End of period (including undistributed net investment income: $10,217 and $7,919, respectively.)	$1,577,424	$988,896

[1]	Unaudited.

See Notes to Financial Statements	96

Capital Group U.S. Equity Fund
Statements of changes in net assets
	(dollars in thousands)

	For the six months ended 4/30/14[1]	For the year ended 10/31/13

Operations:
Net investment income	$1,069	$1,662
Net realized gain on investments	5,471	2,597
Net unrealized appreciation on investments	2,881	27,110
Net increase in net assets resulting from operations	9,421	31,369

Dividends and distributions to shareholders:
Dividends from net investment income	(890)	(1,770)
Distributions from capital gain	(2,564)	(54)
Total dividends and distributions	(3,454)	(1,824)

Net capital share transactions	4,931	34,608

Total increase in net assets	10,898	64,153

Net assets:
Beginning of period	166,929	102,776
End of period (including undistributed net investment income: $316 and $137, respectively.)	$177,827	$166,929

[1]	Unaudited.

See Notes to Financial Statements	97

Capital Group Private Client Services Funds
Notes to financial statements (unaudited)

1. Organization

Capital Group Private Client Services Funds (formerly, Capital Private Client Services Funds) (the “Trust”) was organized on October 22, 2009 as a Delaware statutory trust. The Trust is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The Trust has five fixed income funds (Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund) and three equity funds (Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund) (each a “Fund,” collectively the “Funds”).

Capital Group Core Municipal Fund seeks to provide current income exempt from federal income tax and to preserve capital. Capital Group Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal income tax. Capital Group California Core Municipal Fund seeks to provide current income exempt from federal and California income taxes and to preserve capital. Capital Group California Short-Term Municipal Fund seeks to preserve capital and secondarily to provide current income exempt from federal and California income taxes. Capital Group Core Bond Fund seeks to provide current income and to preserve capital. Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund seek to preserve capital while providing growth and Capital Group U.S. Equity Fund also seeks to preserve capital while providing growth and secondarily seeks to provide income.

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The Funds follow the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income – Security transactions are recorded by the Funds as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the Funds will segregate liquid assets sufficient to meet their payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Dividends and distributions to shareholders – Dividend and distributions paid to shareholders are recorded on the ex-dividend date.

Currency translation – Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. The effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments in the Funds’ statement of operations. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

3. Valuation

Capital Guardian Trust Company “CGTC”, the Funds’ investment adviser, values the Funds’ investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each Fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

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Methods and inputs – The Funds’ investment adviser uses the following methods and inputs to establish the fair value of their assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the Funds are authorized to invest. However, these classifications are not exclusive and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities
Mortgage-backed; asset-backed obligations	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information
Municipal securities	Standard inputs and, for certain distressed securities, cash flows or liquidation values using a net present value calculation based on inputs that include, but are not limited to, financial statements and debt contracts

When the Funds’ investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if asked prices are not available) or at prices for securities of comparable maturity, quality and type. Some securities may be valued based on their effective maturity or average life, which may be shorter than the stated maturity.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described for either equity or fixed-income securities, depending on which method is deemed most appropriate by the Funds’ investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the Funds’ investment adviser are fair valued as determined in good faith under fair valuation guidelines adopted by authority of the Funds’ board of trustees as further described. The Funds’ investment adviser follows fair

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valuation guidelines, consistent with U.S. Securities and Exchange Commission (“SEC”) rules and guidance, to consider relevant principles and factors when making fair value determinations. The Funds’ investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as, the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the Fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure – The Funds’ board of trustees has delegated authority to the Funds’ investment adviser to make fair value determinations, subject to board oversight. The Funds’ investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair value process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the Funds’ investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of trustees with supplemental information to support the changes. The Funds’ board and audit committee also regularly review reports that describe fair value determinations and methods.

The Funds’ investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes, and controls over security valuation are also subject to additional internal reviews including an annual control self-evaluation program facilitated by the Funds’ investment adviser’s compliance group.

Classifications – The Funds’ investment adviser classifies the Funds’ assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the Funds’ investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the Funds’ valuation levels as of April 30, 2014 (dollars in thousands):

Investment Securities	Level 1	Level 2	Level 3	Total

Capital Group Core Municipal Fund
Long-term investments
Bonds & notes	$–	$305,769	$–	$305,769
Short-term investments	–	11,275	–	11,275
Total Investments	$–	$317,044	$–	$317,044

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Notes to financial statements (unaudited) (continued)

Investment Securities	Level 1	Level 2	Level 3	Total
Capital Group Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$121,038	$–	$121,038
Short-term investments	–	14,840	–	14,840
Total Investments	$–	$135,878	$–	$135,878

Capital Group California Core Municipal Fund
Long-term investments
Bonds & notes	$–	$212,409	$–	$212,409
Short-term investments	–	31,625	–	31,625
Total Investments	$–	$244,034	$–	$244,034

Capital Group California Short-Term Municipal Fund
Long-term investments
Bonds & notes	$–	$95,722	$–	$95,722
Short-term investments	–	27,991	–	27,991
Total Investments	$–	$123,713	$–	$123,713
Capital Group Core Bond Fund
Bonds, notes & other debt investments
U.S. government & government agency bonds & notes	$–	$159,328	$–	$159,328
Mortgage-backed obligations	–	42,632	–	42,632
Corporate bonds & notes	–	68,714	–	68,714
Municipals	–	8,327	–	8,327
Government agency bonds & notes outside the U.S.	–	160	–	160
Asset-backed obligations	–	6,831 [1]	–	6,831
Short-term investments	–	21,199	–	21,199
Total investments	$–	$307,191	$–	$307,191

Capital Group Global Equity Fund
Common Stocks
Industrials	$50,087	$24,550 [2]	$–	$74,637
Financials	29,773	42,169 [2]	–	71,942
Information Technology	45,263	22,486 [2]	–	67,749
Consumer Discretionary	42,422	19,720 [2]	–	62,142
Health Care	34,904	22,573 [2]	–	57,477
Consumer Staples	4,473	23,961 [2]	–	28,434
Materials	15,054	11,908 [2]	–	26,962
Energy	23,980	2,528 [2]	–	26,508
Telecommunication Services	1,098	6,203 [2]	–	7,301
Utilities	–	2,550 [2]	–	2,550
Warrants
Financials	1	–	–	1
Short-term investments	–	31,798	–	31,798

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Notes to financial statements (unaudited) (continued)

Investment Securities	Level 1	Level 2	Level 3	Total

Total Investments	$247,055	$210,446	$–	$457,501

Capital Group Non-U.S. Equity Fund
Common Stocks
Financials	$3,436	$282,346 [3]	$–	$285,782
Information Technology	25,333	185,010 [3]	–	210,343
Industrials	–	202,174 [3]	–	202,174
Consumer Discretionary	12,392	186,935 [3]	–	199,327
Health Care	113	169,106 [3]	–	169,219
Consumer Staples	672	140,690 [3]	–	141,362
Energy	26,145	61,663 [3]	–	87,808
Materials	9,576	66,498 [3]	–	76,074
Telecommunication Services	–	35,518 [3]	–	35,518
Utilities	–	13,863 [3]	–	13,863
Short-term investments	–	168,778	–	168,778
Total Investments	$77,667	$1,512,581	$–	$1,590,248
Capital Group U.S. Equity Fund
Common Stocks[4]	$170,623	$–	$–	$170,623
Short-term investments	–	6,900	–	6,900
Total Investments	$170,623	$6,900	$–	$177,523

[1] Includes investment securities with an aggregate of $683,000, which represented 0.22% of the net assets of the fund, that were fair valued under guidelines adopted by authority of the fund’s board of trustees.

[2] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $178,648 of investment securities were classified as Level 2 instead of Level 1.

[3] Includes certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of trading; therefore, $1,343,803 of investment securities were classified as Level 2 instead of Level 1.

[4] The level classification by major category of investments is the same as the category presentation in the Schedule of Investments.

At April 30, 2014, securities with a market value of $156,660,000, which represented 34.62% of the net assets of Capital Group Global Equity Fund and securities with a market value of $1,202,012,000, which represented 76.20% of the net assets of Capital Group Non-U.S. Equity Fund, transferred from Level 1 to Level 2 since the prior fiscal year-end, primarily due to a lack of significant market movements following the close of local trading. There were no Level 3 securities held in the Funds during the period ended April 30, 2014.

4. Risk factors

Investing in the Funds may involve certain risks including, but not limited to, those described below.

Market conditions – The prices of, and the income generated by, the securities held by the Funds may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the Funds.

Investing in bonds – Rising interest rates will generally cause the prices of bonds and other debt securities to fall. Longer maturity debt securities may be subject to greater price fluctuations than shorter maturity debt securities. In addition, falling interest rates may cause an issuer to redeem, call or refinance a debt security before its stated maturity, which may result in the Fund having to reinvest the proceeds in lower yielding securities.

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Notes to financial statements (unaudited) (continued)

Bonds and other debt securities are subject to credit risk, which is the possibility that the credit strength of an issuer will weaken and/or an issuer of a debt security will fail to make timely payments of principal or interest and the security will go into default. Credit risk is gauged, in part, by the credit ratings of the debt securities in which the Fund invests. However, ratings are only the opinions of the rating agencies issuing them and are not guarantees as to credit quality or an evaluation of market risk. The Funds’ investment adviser relies on its own credit analysts to research issuers and issues in seeking to mitigate various credit and default risks.

Credit and liquidity support – Changes in the credit quality of banks and financial institutions providing credit and liquidity support features could cause the Fund to experience a loss and may affect its share price.

Investing in lower rated bonds – Lower rated bonds and other lower rated debt securities generally have higher rates of interest and involve greater risk of default or price declines due to changes in the issuer’s creditworthiness than those of higher quality debt securities. The market prices of these securities may fluctuate more than the prices of higher quality debt securities and may decline significantly in periods of general economic difficulty.

Thinly traded securities – There may be little trading in the secondary market for particular bonds or other debt securities, which may make them more difficult to value or sell.

Investing in similar municipal bonds – Investing significantly in municipal obligations of issuers in the same state or backed by revenues of similar types of projects or industries may make the Funds more susceptible to certain economic, political or regulatory occurrences. As a result, the potential for fluctuations in a Fund’s share price may increase.

Management – The Funds’ investment adviser to the Funds actively manages the Funds’ investments. Consequently, the Funds are subject to the risk that the methods and analyses employed by the Funds’ investment adviser in this process may not produce the desired results. This could cause the Funds to lose value or their investment results to lag relevant benchmarks or other funds with similar objectives.

Investing in municipal bonds of issuers within the state of California – Because the Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund invest in securities of issuers within the state of California, these Funds are more susceptible to factors adversely affecting issuers of California securities than comparable municipal bond mutual funds that do not concentrate their investments in a single state. For example, in the past, California voters have passed amendments to the state’s constitution and other measures that limit the taxing and spending authority of California governmental entities, and future voter initiatives may adversely affect California municipal bonds.

Investing in securities backed by the U.S. government – Securities backed by the U.S. Treasury or the full faith and credit of the U.S. government are guaranteed only as to the timely payment of interest and principal when held to maturity. Accordingly, the current market values for these securities will fluctuate with changes in interest rates. Securities issued by government-sponsored entities and federal agencies and instrumentalities that are not backed by the full faith and credit of the U.S. government are neither issued nor guaranteed by the U.S. government.

Investing in mortgage related securities – Many types of bonds and other debt securities, including mortgage-backed securities, are subject to prepayment risk as well as the risks associated with investing in debt securities in general. If interest rates fall and the loans underlying these securities are prepaid faster than expected, the Fund may have to reinvest the prepaid principal in lower yielding securities, thus reducing the Fund’s income. Conversely, if interest rates increase and the loans underlying the securities are prepaid slower than expected, the time in which the securities are paid off could be extended. This may reduce the Fund’s cash for potential investment in higher yielding securities.

Investing in growth-oriented stocks – Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the United States – Securities of issuers domiciled outside the United States, or with significant operations outside the United States, may lose value because of adverse political, social, economic or market developments in the countries or regions in which the issuer operates. These securities may also lose value due to

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Notes to financial statements (unaudited) (continued)

changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the United States. Investments outside the United States may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the United States. The risks of investing outside the United States may be heightened in connection with investments in emerging markets.

Investing in income-oriented stocks – Income provided by the Funds may be reduced by changes in the dividend policies of, and the capital resources available at, the companies in which the Funds invest.

5. Certain investment techniques

Mortgage dollar rolls – The Capital Group Core Bond Fund has entered into mortgage dollar roll transactions in which the Fund sells a mortgage-backed security to a counterparty and simultaneously enters into an agreement with the same counterparty to buy back a similar security on a specific future date at a predetermined price. Mortgage dollar rolls are accounted for as purchase and sale transactions, which may increase the Fund’s portfolio turnover rate.

6. Taxation and distributions

Federal income taxation – The Funds comply with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intend to distribute substantially all of their net taxable income and net capital gains each year. The Funds are not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required. Generally, income earned by Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund and Capital Group California Short-Term Municipal Fund is exempt from federal income taxes; however, these funds may earn taxable income from certain investments.

As of and during the period ended April 30, 2014, the Funds did not have a liability for any unrecognized tax benefits. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the Funds did not incur any interest or penalties.

Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Core Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2010, the year the Funds commenced operations.

Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund are not subject to examination by U.S. federal and state tax authorities for tax years before 2011, the year the Funds commenced operations.

Non-U.S. Taxation – Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the Funds on the sale of securities in certain countries are subject to non-U.S. taxes. The Funds record a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions – Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; unrealized appreciation of certain investments in securities outside the U.S.; net capital losses; cost of investments sold; and amortization of discounts. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the Funds for financial reporting purposes.

As indicated in the table below, some of the Funds had capital loss carryforwards available at October 31, 2013. These will be used to offset any capital gains realized by the Funds in future years through expiration dates. Funds with capital loss carryforwards will not make distributions from capital gains while capital loss carryforwards remain.

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Notes to financial statements (unaudited) (continued)

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after December 22, 2010, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

The components of distributable earnings on a tax basis are reported as of the Funds’ most recent year-end. As of October 31, 2013, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
As of October 31, 2013:

Undistributed tax- exempt income	$ –	$ –	$ –	$ –	$ –	$ –	$ –	$ –
Undistributed ordinary income	–	–	–	–	13	2,895	7,800	137
Undistributed long- term capital gain	–	212	–	13	752	–	–	2,563
Capital loss carryforward
No expiration	–	–	(331)	–	–	(5,331)	(8,885)	–
Expiring 2019	(7)	–	–	–	–	–	–	–
	$ (7)	$ –	$ (331)	$ –	$ –	$ (5,331)	$ (8,885)	$ –
Capital loss carryforwards utilized	$ 70	$ –	$ –	$ –	$ –	$ 1,427	$ –	$ –

As of April 30, 2014, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

	Capital Group Core Municipal Fund	Capital Group Short-Term Municipal Fund	Capital Group California Core Municipal Fund	Capital Group California Short-Term Municipal Fund	Capital Group Core Bond Fund	Capital Group Global Equity Fund	Capital Group Non-U.S. Equity Fund	Capital Group U.S. Equity Fund
Gross unrealized appreciation on investment securities	$ 10,420	$ 2,009	$ 7,106	$ 1,537	$ 4,452	$86,036	$138,939	$ 40,946
Gross unrealized depreciation on investment securities	(659)	(62)	(609)	(45)	(1,267)	(3,240)	(16,287)	(1,085)
Net unrealized appreciation on investment securities	$ 9,761	$ 1,947	$ 6,497	$ 1,492	$ 3,185	$82,796	$122,652	$ 39,861
Cost of investments securities	$307,283	$133,931	$237,537	$122,221	$304,006	$374,705	$1,467,596	$137,662

1 Rounds to less than $1,000.

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The tax character of distributions paid during the period ended April 30, 2014 and the year ended October 31, 2013, the most recently completed tax year, were as follows (dollars in thousands):

	Six months ended April 30, 2014			Year ended October 31, 2013
	Tax-Exempt	Ordinary Income	Long-Term Capital Gains	Tax-Exempt	Ordinary Income	Long-Term Capital Gains
Capital Group Core Municipal Fund	$3,134	$ –	$ –	$6,131	$ 4	$ –
Capital Group Short-Term Municipal Fund	887	–	212	1,710	3	486
Capital Group California Core Municipal Fund	2,309	–	–	4,435	28	840
Capital Group California Short-Term Municipal Fund	553	–	13	1,022	–	57
Capital Group Core Bond Fund	–	2,379	753	–	6,663	2,093
Capital Group Global Equity Fund	–	3,426	–	–	2,750	–
Capital Group Non-U.S. Equity Fund	–	8,308	–	–	1,697	–
Capital Group U.S. Equity Fund	–	890	2,564	–	1,770	54

7. Fees and transactions with related parties

CGTC serves as investment adviser to the Funds and other funds. CGTC is a wholly owned subsidiary of Capital Group International, Inc. Expense limitations have been imposed through March 31, 2015, to limit the Funds’ total annual fund operating expenses to the following rates (as a percentage of average daily net assets):

Fund	Expense Limitation
Capital Group Core Municipal Fund	0.40%
Capital Group Short-Term Municipal Fund	0.40%
Capital Group California Core Municipal Fund	0.40%
Capital Group California Short-Term Municipal Fund	0.40%
Capital Group Core Bond Fund	0.40%
Capital Group Global Equity Fund	0.85%
Capital Group Non-U.S. Equity Fund	0.85%
Capital Group U.S. Equity Fund	0.65%

CGTC does not intend to recoup any reimbursed expenses or waived fees from a prior year under expense limitations then in effect for the Funds.

Investment advisory services – The Investment Advisory and Service Agreement with CGTC provides for monthly fees accrued daily. The fee for each Fixed Income Fund is 0.35% of the average daily net assets of the Fund.

For the services it provides to Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund, the CGTC receives a unified management fee based on a percentage of the daily net assets of shares of the Funds. The unified management fee for the U.S. Equity Fund is 0.65% of the average daily net assets of the Fund. The unified management fee for the Capital Group Global Equity Fund and Capital Group Non-U.S. Equity Fund is 0.85% of the average daily net assets of each Fund.

For the equity funds, all managing and operating expenses are paid by CGTC from the unified management fees except brokerage expenses, taxes, interest fees and expenses of the independent trustees (including legal counsel

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Notes to financial statements (unaudited) (continued)

fees) and extraordinary expenses, such as litigation expenses. These expenses which are not paid by CGTC from the unified management fee are paid by the Funds. A portion of the Funds' management fee is paid by CGTC to unaffiliated third parties which provide recordkeeping and administrative services.

Distribution services – American Funds Distributors,® Inc. (the "Distributor") is the principal underwriter of each Fund's shares. The Distributor does not receive any compensation related to the sale of shares of the Funds.

Affiliated officers and trustees – Officers and certain trustees of the Trust are or may be considered to be affiliated with CGTC. No affiliated officers or trustees received any compensation directly from the Trust.

8. Capital share transactions

Capital share transactions in the Funds were as follows (dollars and shares in thousands):

	Sales		Reinvestment of Dividends and Distributions		Repurchases	Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Period ended April 30, 2014
Capital Group Core Municipal Fund	$ 46,121	4,410	$ 1,885	180	$ (28,693)	(2,747)	$ 19,313	1,843
Capital Group Short-Term Municipal Fund	23,288	2,283	856	84	(23,481)	(2,303)	663	64
Capital Group California Core Municipal Fund	28,778	2,753	1,417	136	(16,571)	(1,590)	13,624	1,299
Capital Group California Short-Term Municipal Fund	27,134	2,635	446	43	(18,639)	(1,815)	8,941	863
Capital Group Core Bond Fund	25,901	2,540	2,327	229	(17,414)	(1,708)	10,814	1,061
Capital Group Global Equity Fund	54,726	4,328	2,602	203	(29,972)	(2,367)	27,356	2,164
Capital Group Non-U.S. Equity Fund	725,598	62,254	996	84	(164,059)	(13,980)	562,535	48,358
Capital Group U.S. Equity Fund	13,566	722	3,196	174	(11,831)	(631)	4,931	265

Year ended October 31, 2013
Capital Group Core Municipal Fund	$ 84,091	7,946	$ 3,708	352	$ (75,426)	(7,187)	$ 12,373	1,111
Capital Group Short-Term Municipal Fund	63,518	6,209	1,797	175	(51,755)	(5,056)	13,560	1,328
Capital Group California Core Municipal Fund	67,952	6,433	3,435	327	(46,592)	(4,455)	24,795	2,305

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Notes to financial statements (unaudited) (continued)

	Sales		Reinvestment of Dividends and Distributions		Repurchases		Net Increase/(Decrease)
Fund	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares
Year ended October 31, 2013
Capital Group California Short-Term Municipal Fund	$ 61,860	6,019	$ 898	87	$ (55,047)	(5,352)	$ 7,711	754
Capital Group Core Bond Fund	54,710	5,276	7,189	691	(51,177)	(4,944)	10,722	1,023
Capital Group Global Equity Fund	172,155	15,573	1,982	196	(34,092)	(3,096)	140,045	12,673
Capital Group Non-U.S. Equity Fund	705,982	65,958	414	41	(84,895)	(7,919)	621,501	58,080
Capital Group U.S. Equity Fund	58,147	3,592	1,511	94	(25,050)	(1,548)	34,608	2,138

The Fund’s Declaration of Trust permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest (without par value).

9. Investment transactions

The Funds made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, during the period ended April 30, 2014 as follows (dollars in thousands):

Fund	Cost of Investments Purchased		Proceeds from Investments Sold
	U.S. Government Agency Obligations	Other Investments	U.S. Government Agency Obligations	Other Investments
Capital Group Core Municipal Fund	$ –	$ 40,954	$ –	$ 14,112
Capital Group Short-Term Municipal Fund	–	14,037	–	10,104
Capital Group California Core Municipal Fund	–	17,928	–	22,356
Capital Group California Short-Term Municipal Fund	–	11,056	–	8,014
Capital Group Core Bond Fund	146,461	21,799	138,646	28,820
Capital Group Global Equity Fund	–	78,385	–	64,395
Capital Group Non-U.S. Equity Fund	–	687,201	–	230,910
Capital Group U.S. Equity Fund	–	28,619	–	25,949
108

Capital Group Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/14[2]		10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.44		$10.64	$10.29	$10.27	$10.00

Income from investment operations:
	Net investment income[4]	0.11		0.21	0.21	0.21	0.10
	Net realized and unrealized gains (losses) on securities	0.05		(0.20)	0.35	0.04	0.26
	Total from investment operations	0.16		0.01	0.56	0.25	0.36

Dividends and distributions:
	Dividends from net investment income	(0.11)		(0.21)	(0.21)	(0.21)	(0.09)
	Distributions from capital gain	—		—	—	(0.02)	—	[5]
	Total dividends and distributions	(0.11)		(0.21)	(0.21)	(0.23)	(0.09)

Net asset value, end of period		$10.49		$10.44	$10.64	$10.29	$10.27

Total Return[6]		1.50%		0.10%	5.46%	2.56%	3.63%

Net assets, end of period (in millions)		$319		$299	$292	$250	$269

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.41%	0.42%	0.42%	0.43%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	2.05%	[7]	2.00%	1.98%	2.10%	1.81%	[7]

	Portfolio turnover rate	5%	[8]	18%	13%	19%	25%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

109

Capital Group Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/14[2]		10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.21		$10.32	$10.19	$10.17	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.14	0.14	0.11	0.05
	Net realized and unrealized gains (losses) on securities	(0.01)		(0.07)	0.13	0.02	0.17
	Total from investment operations	0.06		0.07	0.27	0.13	0.22

Dividends and distributions:
	Dividends from net investment income	(0.07)		(0.14)	(0.14)	(0.10)	(0.05)
	Distributions from capital gain	(0.02)		(0.04)	—	(0.01)	—	[5]
	Total dividends and distributions	(0.09)		(0.18)	(0.14)	(0.11)	(0.05)

Net asset value, end of period		$10.18		$10.21	$10.32	$10.19	$10.17

Total Return[6]		0.52%		0.66%	2.63%	1.33%	2.17%

Net assets, end of period (in millions)		$137		$136	$124	$138	$89

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.45%	[7]	0.44%	0.46%	0.46%	0.48%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.33%	[7]	1.34%	1.32%	1.04%	0.94%	[7]

	Portfolio turnover rate	9%	[8]	18%	25%	15%	36%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

110

Capital Group California Core Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/14[2]		10/31/13	10/31/12		10/31/11		10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.40		$10.65	$10.25		$10.19		$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.20	0.21		0.20		0.08
	Net realized and unrealized gains (losses) on securities	0.10		(0.20)	0.40		0.06		0.18
	Total from investment operations	0.20		—	0.61		0.26		0.26

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.21)	(0.21)		(0.20)		(0.07)
	Distributions from capital gain	—		(0.04)	—	[5]	—	[5]	—	[5]
	Total dividends and distributions	(0.10)		(0.25)	(0.21)		(0.20)		(0.07)

Net asset value, end of period		$10.50		$10.40	$10.65		$10.25		$10.19

Total Return[6]		1.96%		(0.04)%	5.99%		2.61%		2.61%

Net assets, end of period (in millions)		$243		$227	$208		$158		$169

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.41%	0.42%		0.42%		0.45%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%		0.40%		0.40%	[7]
	Ratio of net investment income to average net assets[6]	2.00%	[7]	1.93%	1.99%		1.98%		1.41%	[7]

	Portfolio turnover rate	9%	[8]	17%	21%		24%		13%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

111

Capital Group California Short-Term Municipal Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/14[2]		10/31/13	10/31/12		10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.27		$10.32	$10.12		$10.13	$10.00

Income from investment operations:
	Net investment income[4]	0.05		0.09	0.09		0.08	0.04
	Net realized and unrealized gains (losses) on securities	—	[5]	(0.04)	0.20		(0.01)	0.13
	Total from investment operations	0.05		0.05	0.29		0.07	0.17

Dividends and distributions:
	Dividends from net investment income	(0.05)		(0.09)	(0.09)		(0.08)	(0.04)
	Distributions from capital gain	—	[5]	(0.01)	—	[5]	—	—
	Total dividends and distributions	(0.05)		(0.10)	(0.09)		(0.08)	(0.04)

Net asset value, end of period		$10.27		$10.27	$10.32		$10.12	$10.13

Total Return[6]		0.49%		0.48%	2.96%		0.72%	1.67%

Net assets, end of period (in millions)		$124		$115	$107		$77	$51

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.44%	[7]	0.44%	0.47%		0.49%	0.55%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%		0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	0.96%	[7]	0.91%	0.92%		0.83%	0.79%	[7]

	Portfolio turnover rate	9%	[8]	9%	14%		20%	35%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

112

Capital Group Core Bond Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended		For the year ended
		4/30/14[2]		10/31/13	10/31/12	10/31/11	10/31/10[3]

Selected per share data:

Net asset value, beginning of period		$10.24		$10.62	$10.40	$10.45	$10.00

Income from investment operations:
	Net investment income[4]	0.08		0.15	0.17	0.19	0.09
	Net realized and unrealized gains (losses) on securities	—	[5]	(0.22)	0.23	0.09	0.46
	Total from investment operations	0.08		(0.07)	0.40	0.28	0.55

Dividends and distributions:
	Dividends from net investment income	(0.08)		(0.15)	(0.17)	(0.20)	(0.09)
	Distributions from capital gain	(0.03)		(0.16)	(0.01)	(0.13)	(0.01)
	Total dividends and distributions	(0.11)		(0.31)	(0.18)	(0.33)	(0.10)

Net asset value, end of period		$10.21		$10.24	$10.62	$10.40	$10.45

Total Return[6]		0.77%		(0.69)%	3.92%	2.80%	5.52%

Net assets, end of period (in millions)		$306		$296	$296	$280	$230

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.41%	[7]	0.41%	0.42%	0.42%	0.44%	[7]
	Ratio of expenses to average net assets after reimbursement[6]	0.40%	[7]	0.40%	0.40%	0.40%	0.40%	[7]
	Ratio of net investment income to average net assets[6]	1.61%	[7]	1.43%	1.63%	1.82%	1.65%	[7]

	Portfolio turnover rate	59%	[8]	192%	134%	118%	123%	[8]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 13, 2010.
[4]	Based on average shares outstanding.
[5]	Rounds to less than $0.00.
[6]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[7]	Annualized.
[8]	Not annualized for periods less than one year.

113

Capital Group Global Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/14[2]	10/31/13		10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period		$12.43		$9.99	$9.18	$10.00

Income from investment operations:
	Net investment income[4]	0.07		0.12	0.14	0.05
	Net realized and unrealized gains (losses) on securities	0.40		2.45	0.71	(0.87)
	Total from investment operations	0.47		2.57	0.85	(0.82)

Dividends and distributions:
	Dividends from net investment income	(0.10)		(0.13)	(0.04)	—
	Distributions from capital gain	—		—	—	—
	Total dividends and distributions	(0.10)		(0.13)	(0.04)	—

Net asset value, end of period		$12.80		$12.43	$9.99	$9.18

Total Return[5]		3.79%		26.10%	9.19%	(8.20)%

Net assets, end of period (in millions)		$453		$412	$205	$125

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%	[6]	0.86%	0.86%	0.87%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6]	0.85%	0.85%	0.85%	[6]
	Ratio of net investment income to average net assets[5]	1.07%	[6]	1.09%	1.47%	0.94%	[6]

	Portfolio turnover rate	15%	[7]	25%	35%	15%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited
[3]	The Fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

114

Capital Group Non-U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

		For the six months ended	For the year ended
		4/30/14[2]	10/31/13		10/31/12	10/31/11[3]

Selected per share data:

Net asset value, beginning of period		$11.72		$9.74	$9.08	$10.00

Income from investment operations:
	Net investment income[4]	0.10		0.15	0.13	0.07
	Net realized and unrealized gains (losses) on securities	0.15		1.88	0.58	(0.99)
	Total from investment operations	0.25		2.03	0.71	(0.92)

Dividends and distributions:
	Dividends from net investment income	(0.09)		(0.05)	(0.05)	—
	Distributions from capital gain	—		—	—	—
	Total dividends and distributions	(0.09)		(0.05)	(0.05)	—

Net asset value, end of period		$11.88		$11.72	$9.74	$9.08

Total Return[5]		2.14%		20.93%	7.91%	(9.20)%

Net assets, end of period (in millions)		$1,577		$989	$256	$50

Ratios / Supplemental Data:
	Ratio of expenses to average net assets before reimbursement	0.85%	[6]	0.85%	0.86%	0.89%	[6]
	Ratio of expenses to average net assets after reimbursement[5]	0.85%	[6]	0.85%	0.85%	0.85%	[6]
	Ratio of net investment income to average net assets[5]	1.71%	[6]	1.44%	1.38%	1.32%	[6]

	Portfolio turnover rate	20%	[7]	25%	17%	20%	[7]

[1]	Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]	Unaudited.
[3]	The Fund commenced operations on April 1, 2011.
[4]	Based on average shares outstanding.
[5]	Reflects the impact of certain reimbursements by Capital Guardian Trust Company.
[6]	Annualized.
[7]	Not annualized for periods less than one year.

115

Capital Group U.S. Equity Fund
Financial highlights[1]
(for a share outstanding throughout each period)

	For the six months ended	For the year ended			For the eight months ended	For the year ended
	4/30/14[2]	10/31/13	10/31/12	10/31/11[3]	3/31/11	7/31/10	7/31/09

Selected per share data:

Net asset value, beginning of period	$ 18.33	$ 14.75	$14.32	$ 15.33	$ 13.09	$ 11.78	$ 14.24

Income from investment operations:
Net investment income[4]	0.12	0.20	0.22	0.10	0.16	0.22	0.24
Net realized and unrealized gains (losses) on securities and currency	0.91	3.61	1.20	(1.02)	2.28	1.30	(2.44)
Total from investment operations	1.03	3.81	1.42	(0.92)	2.44	1.52	(2.20)

Dividends and distributions:
Dividends from net investment income	(0.10)	(0.22)	(0.17)	(0.09)	(0.20)	(0.21)	(0.26)
Distributions from capital gain	(0.28)	(0.01)	(0.82)	—	—	—	—
Total dividends and distributions	(0.38)	(0.23)	(0.99)	(0.09)	(0.20)	(0.21)	(0.26)

Net asset value, end of period	$ 18.98	$ 18.33	$ 14.75	$ 14.32	$ 15.33	$ 13.09	$ 11.78

Total Return[5]	5.67%	26.06%	10.81%	(6.42)%	18.72%	12.91%	(15.29)%

Net assets, end of period (in millions)	$ 178	$ 167	$ 103	$ 74	$ 86	$ 75	$ 79

Ratios / Supplemental Data:
Ratio of expenses to average net assets before reimbursement	0.66%[6]	0.66%	0.67%	0.67%[6]	1.04%[6]	0.79%	0.74%
Ratio of expenses to average net assets after reimbursement[5]	0.65%[6]	0.65%	0.65%	0.65%[6]	0.75%[6]	0.75%	0.71%
Ratio of net investment income to average net assets[5]	1.24%[6]	1.22%	1.52%	1.13%[6]	1.67%[6]	1.72%	2.12%

Portfolio turnover rate	16%[7]	25%	53%	82%[7]	7%[7]	22%	39%

[1]					Based on operations for the period shown (unless otherwise noted) and, accordingly, may not be representative of a full year.
[2]					Unaudited.
[3]					Endowments – Growth and Income Portfolio was reorganized into the Capital Group U.S. Equity Fund at the close of business effective April 1, 2011.
[4]					Based on average shares outstanding.
[5]					Reflects the impact, if any, of certain waivers or reimbursements by Capital Guardian Trust Company or Capital Research and Management Company, the previous adviser.
[6]					Annualized.
[7]					Not annualized for periods of less than one year.

116

Capital Group Private Client Services Funds
Expense example (unaudited)

As a shareholder of the Funds, you incur ongoing costs, including management fees and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (November 1, 2013 through April 30, 2014).

Actual expenses:

The first line of each Fund in the table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each Fund in the table provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the Funds and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the Funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Funds and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

Shareholders of the Funds may be subject to an additional fee charged by Capital Guardian Trust Company’s Capital Group Private Client Services division for the ongoing services provided to the shareholder. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees. Note that the expenses shown in the table are meant to highlight your ongoing costs only. The second line of each Fund in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds.

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period*	Annualized expense ratio
Capital Group Core Municipal Fund
actual return	$1,000.00	$1,015.00	$2.00	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group Short-Term Municipal Fund
actual return	1,000.00	1,005.20	1.99	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group California Core Municipal Fund
actual return	1,000.00	1,019.60	2.00	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group California Short-Term Municipal Fund
actual return	1,000.00	1,004.90	1.99	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
Capital Group Core Bond Fund
actual return	1,000.00	1,007.70	1.99	0.40%
assumed 5% return	1,000.00	1,022.80	2.01	0.40%
117

Capital Group Private Client Services Funds
Expense example (unaudited) (continues)

	Beginning account value 11/1/2013	Ending account value 4/30/2014	Expenses paid during period*	Annualized expense ratio
Capital Group Global Equity Fund
actual return	1,000.00	1,037.90	4.30	0.85%
assumed 5% return	1,000.00	1,020.60	4.26	0.85%
Capital Group Non-U.S. Equity Fund
actual return	1,000.00	1,021.40	4.26	0.85%
assumed 5% return	1,000.00	1,020.60	4.26	0.85%
Capital Group U.S. Equity Fund
actual return	1,000.00	1,056.70	3.31	0.65%
assumed 5% return	1,000.00	1,021.60	3.26	0.65%

*	Expenses are equal to the Fund's annualized expense ratio as indicated, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

118

Capital Group Private Client Services Funds
Approval of investment advisory and service agreement (unaudited)

Approval of Investment Advisory and Service Agreement – CGPCS Funds

The Capital Group Private Client Services Funds’ board has approved the funds’ Investment Advisory and Service Agreement (the “agreement”) with Capital Guardian Trust Company (“CGTC”) for an additional one year term through March 31, 2015. The board approved the agreement following the recommendation of the funds’ Contracts Committee (the “committee”), which is composed of all of the funds’ independent board members. The board and the committee determined that the funds’ advisory fee was fair and reasonable in relation to the services provided and that approving the agreement was in the best interests of the funds and their shareholders.

In reaching this decision, the board and the committee took into account information furnished to them throughout the year and otherwise provided to them, as well as information prepared specifically in connection with their review of the agreement, and were advised by their independent counsel. They considered the following factors, among others, but did not identify any single issue or particular piece of information that, in isolation, was the controlling factor, and each board and committee member did not necessarily attribute the same weight to each factor.

1. Nature, extent and quality of services

The board and the committee considered the depth and quality of CGTC’s investment management process, including its global research capabilities; the experience, capability and integrity of its senior management and other personnel; the low turnover rates of its key personnel; the overall financial strength and stability of it and the Capital organization; and the ongoing evolution of CGTC’s organizational structure designed to maintain and strengthen these qualities. The board and the committee also considered the nature, extent and quality of administrative, compliance and shareholder services provided by CGTC to the funds under the agreement and other agreements. The board and the committee concluded that the nature, extent and quality of the services provided by CGTC have benefited and should continue to benefit the funds and their shareholders.

2. Investment results

The board and the committee considered the investment results of each fund in light of its objectives. They compared each fund’s investment results with those of other relevant funds and data such as relevant market and fund indexes, over various periods through October 31, 2013. This report, including the letter to shareholders and related disclosures, contains certain information about the funds’ investment results.

Capital Group Global Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI World (Net) Index and (ii) the Lipper Global Funds Average. They noted that the fund’s investment results exceeded the results of its Lipper Average over the lifetime, one year and ten month periods. They further noted that the fund’s investment results against the MSCI World Index were mixed over the same periods.

Capital Group Non-U.S. Equity Fund seeks preservation while providing growth. The board and the committee reviewed the fund’s investment results measured against (i) the MSCI EAFE (Net) Index and (ii) the Lipper International Funds Average. They noted that the investment results of the MSCI EAFE exceeded the results of the fund over the lifetime, one year and ten month periods. They further noted that the fund’s investment results against the Lipper Average were mixed over the same periods.

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Capital Group U.S. Equity Fund seeks preservation while providing growth. The fund’s secondary objective is to provide income. The board and the committee reviewed the fund’s investment results measured against (i) the S&P 500 Index and (ii) the Lipper Growth and Income Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average over the lifetime, one year and ten month periods. They further noted that the investment results of the S&P 500 exceeded the results of the fund over the same periods.

Capital Group Core Municipal Fund seeks current income exempt from federal income tax and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays Capital 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper Intermediate Municipal Debt Funds Average. They noted that the Barclays Index exceeded the fund’s results over the lifetime, three year, one year and ten month periods. They further noted that the fund’s investment results against the Lipper Average were mixed over the same periods.

Capital Group Short-Term Municipal Fund seeks preservation and secondarily current income exempt from federal income tax. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-5 Year Short Municipal Index and (ii) the Lipper Short Municipal Debt Funds Average. They noted that the fund’s investment results exceeded the results of the Lipper Average over the lifetime, three year, one year and ten month periods. They further noted that the investment results of the Barclays Index exceeded the fund’s results over the same periods.

Capital Group California Core Municipal Fund seeks current income exempt from federal and California income taxes and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California 1-10 Year Intermediate-Short Municipal Index and (ii) the Lipper California Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Barclays Index over the lifetime, three year, one year and ten month periods. They further noted that the fund’s investment results against the Lipper Average were mixed over the same periods.

Capital Group California Short-Term Municipal Fund seeks preservation and, secondarily, current income exempt from federal and California income taxes. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays California Short Municipal Index and (ii) the Lipper California Short-Intermediate Municipal Debt Funds Average. They noted that the fund’s investment results trailed the Barclays Index over the lifetime, three year, one year and ten month periods. They further noted that the fund’s investment results against the Lipper Average were mixed over the same periods.

Capital Group Core Bond Fund seeks current income and preservation. The board and the committee reviewed the fund’s investment results measured against (i) the Barclays 1-10 Year U.S. Government/Credit, ex. BBB and (ii) the Lipper Short-Intermediate Investment Grade Debt Funds Average. They noted that the investment results of the Barclays and Lipper Indices exceeded the fund’s results over the lifetime, three year, one year and ten month periods.

The board and the committee concluded that the funds’ investment results have been sufficient for renewal of the Agreement and that CGTC’s record in managing the funds indicated that its continued management should benefit the funds and their shareholders.

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3. Advisory fees and total expenses

The board and the committee compared the advisory fees and total expense levels of Capital Group Core Municipal Fund, Capital Group Short-Term Municipal Fund, Capital Group California Municipal Fund, Capital Group California Short-Term Municipal Fund and Capital Group Core Bond Fund (collectively the “Fixed Income Funds”) (each as a percentage of average net assets) to those of other relevant funds. They observed that the advisory fees and expenses of the Fixed Income Funds remain at or below those of most other relevant funds.

For Capital Group Global Equity Fund, Capital Group Non-U.S. Equity Fund and Capital Group U.S. Equity Fund (collectively the “Equity Funds”), the Agreement provides that the Equity Funds pay CGTC a single, all-inclusive (or unified) management fee for providing all services necessary for the management and operation of the Equity Funds, other than brokerage expenses, taxes, interest, fees and expenses of the Equity Funds’ independent trustees (including their independent legal counsel) and extraordinary expenses, such as litigation expenses. Under the unified management fee structure, CGTC is responsible for providing all investment advisory, custody, audit, administrative, compliance, recordkeeping and shareholder services for the Equity Funds, or arranging and supervising third parties that provide such services. The board believes the unified management fee structure benefits shareholders of the Equity Funds because, as the unified fee for an Equity Fund cannot be increased without a vote of its shareholders, it shifts to CGTC the risk of future increases in the Equity Funds’ operating costs and provides a direct incentive to minimize administrative inefficiencies. In addition, it allows shareholders to more easily compare the total expenses of the Equity Funds with the total expenses of other mutual funds. In reviewing the unified management fee for the Equity Funds the board and the committee compared the unified management fees of the Equity Funds to the total expense ratios and the advisory fees of other relevant funds. They also considered the estimated portion of the unified fee that was retained by CGTC after payment of certain administrative services fees to State Street Bank and Trust Company. They observed that the total expenses of the Equity Funds remain below those of most other relevant funds.

The board and the committee noted that, although the fees paid by CGTC clients with separately managed accounts generally were lower than those to be paid by the funds, the differences appropriately reflected the significant investment, operational and regulatory differences between advising the funds and separately managed accounts. They also recognized that the fees for certain separately managed accounts could be lower than those of the funds due to the sizes of the accounts and the clients’ overall relationships with CGTC. The board and the committee concluded that each fund’s cost structure was fair and reasonable in relation to the services provided, and that the funds’ shareholders receive reasonable value in return for the advisory fees and other amounts paid to CGTC by the funds.

4. Ancillary benefits

The board and the committee considered a variety of other benefits that CGTC and its affiliates receive as a result of CGTC’s relationship with the funds, including fees for administrative services paid to CGTC’s Capital Group Private Client Services division; and possible ancillary benefits to CGTC and its affiliates in managing other investment vehicles. The board and the committee reviewed CGTC’s portfolio trading practices, noting that while CGTC receives the benefit of research provided by broker-dealers executing portfolio transactions on behalf of the funds, it does not obtain third-party research or other services in return for allocating brokerage to such broker-dealers. The board and the committee took these ancillary benefits into account in evaluating the reasonableness of the advisory fees and other amounts paid to CGTC by the funds.

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5. Adviser financial information

The board and the committee reviewed information regarding CGTC’s costs of providing services to the funds, including personnel, systems and resources of investment, compliance, trading, accounting and other administrative operations. They considered CGTC’s costs and willingness to invest in technology, infrastructure and staff to maintain and expand services and capabilities, respond to industry and regulatory developments, and attract and retain qualified personnel. They noted information regarding the compensation structure for CGTC’s investment professionals. The board and the committee noted the competitiveness and cyclicality of both the mutual fund industry and the capital markets, and the importance in that environment of The Capital Group organization’s long-term profitability for maintaining CGTC’s independence, company culture and management continuity. They further considered CGTC’s reimbursement of fund expenses through voluntary fee caps. The board and the committee concluded that each fund’s fee structure reflected a reasonable sharing of benefits between CGTC and fund shareholders.

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Offices of the funds Capital Guardian Trust Company 6455 Irvine Center Drive Irvine, CA 92618	Independent registered public accounting firm Deloitte & Touche LLP 695 Town Center Drive Costa Mesa, CA 92626
Offices of the investment adviser Capital Guardian Trust Company 333 South Hope Street Los Angeles, CA 90071-1406	Transfer agent State Street Bank and Trust Company One Lincoln Street Boston, MA 02111
Custodian of assets State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Counsel Bingham McCutchen LLP 355 South Grand Avenue, Suite 4400 Los Angeles, CA 90071-3106
Fund accounting and administration State Street Bank and Trust Company One Lincoln Street Boston, MA 02111	Principal underwriter American Funds Distributors, Inc. 333 South Hope Street Los Angeles, CA 90071-1406

Investors should carefully consider the investment objectives, risks, charges and expenses of Capital Group Private Client Services Funds. This and other important information is contained in the Funds’ prospectus, which can be obtained from your Capital Group Private Client Services representative and should be read carefully before investing. You may also call Capital Group Private Client Services at 800-421-4996 to obtain a copy of the prospectus.

The proxy voting procedures and principles of Capital Group Private Client Services Funds which describe how we vote proxies relating to portfolio securities is available upon request by calling Capital Group Group Private Client Services at 800-421-4996. The Funds file their proxy voting records with the SEC for the 12 months ended June 30 by August 31. The report also is available on the SEC website at http://www.sec.gov or by calling Capital Group Private Client Services at 800-421-4996.

Capital Group Private Client Services Funds files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Funds’ forms N-Q are available on the SEC’s website at http://www.sec.gov. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800-SEC-0330. Additionally, the list of portfolio holdings is available by calling Capital Group Private Client Services at 800-421-4996.

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

Not applicable, insofar as the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of trustees since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of trustees. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	Not applicable for filing of semi-annual reports to shareholders.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CAPITAL GROUP PRIVATE CLIENT SERVICES FUNDS

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ John S. Armour
John S. Armour, President and Principal Executive Officer

Date: June 30, 2014

By /s/ Kevin M. Saks
Kevin M. Saks, Treasurer and Principal Financial Officer

Date: June 30, 2014